UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Liquidity Funds, 800 Scudders Mill

Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 10/31/2008

Item 1	–	Report to Stockholders

EQUITIES    FIXED INCOME    REAL ESTATE    LIQUIDITY    ALTERNATIVES    BLACKROCK SOLUTIONS

BLACKROCK LIQUIDITY FUNDS
ANNUAL REPORT | OCTOBER 31, 2008

BlackRock TempFund

BlackRock TempCash

BlackRock FedFund

BlackRock T-Fund

BlackRock Federal Trust Fund

BlackRock Treasury Trust Fund

BlackRock MuniFund

BlackRock MuniCash

BlackRock California Money Fund

BlackRock New York Money Fund

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2	ANNUAL REPORT	OCTOBER 31, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines of deepening turmoil in financial markets and a darkening economic outlook. The news took an extraordinarily heavy tone late in the period as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting a series of new government programs designed to contain and combat the fallout.

The Federal Reserve Board (the “Fed”) has taken decisive measures to restore liquidity and stabilize the financial system. Key moves included slashing the target federal funds rate 250 basis points (2.50%) between November 2007 and April 2008 and providing massive cash injections and lending programs. In October, as credit conditions further deteriorated, the central bank cut the key interest rate by 50 basis points on two separate occasions — on October 8 in coordination with five other global central banks, and again during its regularly scheduled meeting on October 29. This left the key short-term rate at just 1.0%, its lowest level since 2004. While the U.S. economy appeared fairly resilient through the second quarter of 2008, the third quarter saw a contraction of 0.5%, and a more significant decline is expected for the fourth quarter. Moreover, on December 1, the National Bureau of Economic Research confirmed that the U.S. had entered a recession in December 2007.

Against this backdrop, U.S. equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Losses were significant and broad-based, though small-cap stocks fared moderately better than their larger counterparts. Non-U.S. markets decelerated at a considerably faster pace than domestic equities — a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury issues also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) and outperformed other fixed income assets as investors continued their flight to higher quality and more liquid securities. Tax-exempt issues generally underperformed, as problems among municipal bond insurers and the collapse in the market for auction rate securities afflicted the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets plagued the high yield sector, with the third quarter of 2008 marking one of the worst periods in history for the asset class.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses for the six- and 12-month reporting periods:

Total Returns as of October 31, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(29.28)%	(36.10)%
Small cap U.S. equities (Russell 2000 Index)	(24.39)%	(34.16)%
International equities (MSCI Europe, Australasia, Far East Index)	(41.21)%	(46.62)%
Fixed income (Barclays Capital U.S. Aggregate Index*)	(3.63)%	0.30%
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(4.70)%	(3.30)%
High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index*)	(24.86)%	(25.41)%

*	Formerly a Lehman Brothers Index.

Past performance is no guarantee of future results. Index performance shown is for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Institutional Management Corporation

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary	TempFund

Fund Profile as of October 31, 2008

Fund Composition	Percentage of Total Investments
Commercial Paper	42%
Certificates of Deposit	33
Variable Rate Obligations	8
Repurchase Agreements	6
Agency Obligations	6
Master Notes	3
Time Deposits	2

Current Seven-Day Yields (Annualized)
Institutional	2.66%
Dollar	2.44
Cash Management	2.21
Cash Reserve	2.30
Administration	2.57
Select (formerly Bear Stearns)	1.92
Premier Choice (formerly Bear Stearns Premier Choice)	2.42
Private Client (formerly Bear Stearns Private Client)	2.21
Premier (formerly Bear Stearns Premier)	2.21

Maturity Information
Maturity	Par	Percentage of Total Par
1-30 Days	$23,448,857,000	41%
31-60 Days	18,574,250,000	33
61-90 Days	4,258,530,000	7
91-120 Days	7,555,379,000	13
121-150 Days	3,028,130,000	5
over 150 Days	352,000,000	1
Average Weighted Maturity - 46 days

Past performance is not indicative of future results.

Although the information listed above was current as of the period indicated, the Fund is actively managed and the information will vary.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]
Institutional	$1,000	$1,013.33	$0.96	$1,000	$1,024.03	$0.97
Dollar	$1,000	$1,012.07	$2.23	$1,000	$1,022.75	$2.25
Cash Management	$1,000	$1,010.81	$3.45	$1,000	$1,021.53	$3.47
Cash Reserve	$1,000	$1,011.32	$2.99	$1,000	$1,021.99	$3.01
Administration	$1,000	$1,012.85	$1.47	$1,000	$1,023.52	$1.48
Select	$1,000	$1,009.19	$5.11	$1,000	$1,019.84	$5.16
Premier Choice	$1,000	$1,011.97	$2.28	$1,000	$1,022.70	$2.30
Private Client	$1,000	$1,010.80	$3.45	$1,000	$1,021.53	$3.47
Premier	$1,000	$1,010.80	$3.50	$1,000	$1,021.48	$3.52

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.19% for Institutional, 0.44% for Dollar, 0.68% for Cash Management, 0.59% for Cash Reserve, 0.29% for Administration, 1.01% for Select, 0.45% for Premier Choice, 0.68% for Private Client and 0.69% for Premier), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

4	ANNUAL REPORT	OCTOBER 31, 2008

Fund Summary	TempCash

Fund Profile as of October 31, 2008

Fund Composition	Percentage of Total Investments
Certificates of Deposit	30%
Commercial Paper	24
Variable Rate Obligations	20
Agency Obligations	8
Repurchase Agreements	8
Time Deposits	6
Master Notes	4

Current Seven-Day Yields (Annualized)
Institutional	2.80%
Dollar	2.55
Cash Management	2.07
Administration	2.44

Maturity Information
Maturity	Par	Percentage of Total Par
1-30 Days	$3,214,051,000	44%
31-60 Days	2,316,680,000	32
61-90 Days	609,405,000	8
91-120 Days	931,000,000	13
121-150 Days	110,000,000	2
over 150 Days	59,600,000	1
Average Weighted Maturity - 40 days

Past performance is not indicative of future results.

Although the information listed above was current as of the period indicated, the Fund is actively managed and the information will vary.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]
Institutional	$1,000	$1,013.17	$0.91	$1,000	$1,024.08	$0.92
Dollar	$1,000	$1,011.90	$2.23	$1,000	$1,022.75	$2.25
Cash Management	$1,000	$1,010.64	$3.50	$1,000	$1,021.48	$3.52
Administration	$1,000	$1,012.67	$1.47	$1,000	$1,023.52	$1.48

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.18% for Institutional, 0.44% for Dollar, 0.69% for Cash Management and 0.29% for Administration), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2008	5

Fund Summary	FedFund

Fund Profile as of October 31, 2008

Fund Composition	Percentage of Total Investments
Agency Obligations	55%
Repurchase Agreements	45

Current Seven-Day Yields (Annualized)
Institutional	1.66%
Dollar	1.41
Cash Reserve	1.26
Cash Management	1.16
Administration	1.56
Select (formerly Bear Stearns)	0.86
Premier Choice (formerly Bear Stearns Premier Choice)	1.41
Private Client (formerly Bear Stearns Private Client)	1.18

Maturity Information
Maturity	Par	Percentage of Total Par
1-30 Days	$7,024,360,000	60%
31-60 Days	3,042,178,000	24
61-90 Days	617,610,000	5
91-120 Days	943,258,000	8
121-150 Days	219,760,000	2
over 150 Days	132,440,000	1
Average Weighted Maturity - 32 days

Past performance is not indicative of future results.

Although the information listed above was current as of the period indicated, the Fund is actively managed and the information will vary.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]
Institutional	$1,000	$1,010.65	$1.06	$1,000	$1,023.93	$1.07
Dollar	$1,000	$1,009.38	$2.33	$1,000	$1,022.65	$2.35
Cash Management	$1,000	$1,003.20	$1.56	$1,000	$1,023.43	$1.57
Cash Reserve	$1,000	$1,008.60	$3.09	$1,000	$1,021.89	$3.11
Administration	$1,000	$1,010.12	$1.52	$1,000	$1,023.47	$1.53
Select	$1,000	$1,006.58	$5.11	$1,000	$1,019.84	$5.16
Premier Choice	$1,000	$1,009.36	$2.28	$1,000	$1,022.70	$2.30
Private Client	$1,000	$1,008.22	$3.44	$1,000	$1,021.53	$3.47
Premier	$1,000	$1,008.22	$3.44	$1,000	$1,021.53	$3.47

1	For each class of the Fund except Cash Management, expenses are equal to the annualized expense ratio for the class (0.21% for Institutional, 0.46% for Dollar, 0.61% for Cash Reserve, 0.30% for Administration, 1.01% for Select, 0.45% for Premier Choice, 0.68% for Private Client and 0.68% for Premier), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). For Cash Management, expenses are equal to the annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 81/366 (to reflect the period the class was open).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

6	ANNUAL REPORT	OCTOBER 31, 2008

Fund Summary	T-Fund

Fund Profile as of October 31, 2008

Fund Composition	Percentage of Total Investments
Repurchase Agreements	72%
U.S. Treasury Obligations	28

Current Seven-Day Yields (Annualized)
Institutional	0.79%
Dollar	0.54
Cash Management	0.30
Administration	0.69
Select (formerly Bear Stearns)	0.20
Premier Choice (formerly Bear Stearns Premier Choice)	0.54
Private Client (formerly Bear Stearns Private Client)	0.34
Premier (formerly Bear Stearns Premier)	0.34

Maturity Information
Maturity	Par	Percentage of Total Par
1-30 Days	$11,263,558,000	55%
31-60 Days	800,000,000	4
61-90 Days	6,262,864,000	31
91-120 Days	725,000,000	3
over 150 Days	1,345,000,000	7
Average Weighted Maturity - 41 days

Past performance is not indicative of future results.

Although the information listed above was current as of the period indicated, the Fund is actively managed and the information will vary.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]
Institutional	$1,000	$1,008.06	$1.06	$1,000	$1,023.93	$1.07
Dollar	$1,000	$1,006.78	$2.33	$1,000	$1,022.65	$2.35
Cash Management	$1,000	$1,005.52	$3.59	$1,000	$1,021.38	$3.62
Administration	$1,000	$1,007.54	$1.47	$1,000	$1,023.52	$1.48
Select	$1,000	$1,004.24	$4.53	$1,000	$1,020.42	$4.58
Premier Choice	$1,000	$1,006.79	$2.27	$1,000	$1,022.71	$2.29
Private Client	$1,000	$1,005.63	$3.43	$1,000	$1,021.54	$3.46
Premier	$1,000	$1,005.63	$3.48	$1,000	$1,021.49	$3.51

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.21% for Institutional, 0.46% for Dollar, 0.71% for Cash Management, 0.29% for Administration, 0.90% for Select, 0.45% for Premier Choice, 0.68% for Private Client and 0.69% for Premier), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2008	7

Fund Summary	Federal Trust Fund

Fund Profile as of October 31, 2008

Fund Composition	Percentage of Total Investments
Agency Obligations	100%

Current Seven-Day Yields (Annualized)
Institutional	1.88%
Dollar	1.63

Maturity Information
Maturity	Par	Percentage of Total Par
1-30 Days	$255,905,000	53%
31-60 Days	85,443,000	18
61-90 Days	121,470,000	25
91-120 Days	20,000,000	4
Average Weighted Maturity - 36 days

Past performance is not indicative of future results.

Although the information listed above was current as of the period indicated, the Fund is actively managed and the information will vary.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]
Institutional	$1,000	$1,010.41	$1.06	$1,000	$1,023.93	$1.07
Dollar	$1,000	$1,009.14	$2.33	$1,000	$1,022.65	$2.35

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.21% for Institutional and 0.46% for Dollar), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

8	ANNUAL REPORT	OCTOBER 31, 2008

Fund Summary	Treasury Trust Fund

Fund Profile as of October 31, 2008

Fund Composition	Percentage of Total Investments
U.S. Treasury Obligations	100%

Current Seven-Day Yields (Annualized)
Institutional	0.65%
Dollar	0.40
Cash Management	0.15
Administration	0.55

Maturity Information
Maturity	Par	Percentage of Total Par
1-30 Days	$3,574,350,000	47%
31-60 Days	1,486,461,000	19
61-90 Days	2,326,855,000	30
91-120 Days	270,000,000	4
Average Weighted Maturity - 41 days

Past performance is not indicative of future results.

Although the information listed above was current as of the period indicated, the Fund is actively managed and the information will vary.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses paid During the Period[1]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]
Institutional	$1,000	$1,006.58	$1.06	$1,000	$1,023.93	$1.07
Dollar	$1,000	$1,005.30	$2.33	$1,000	$1,022.65	$2.35
Cash Management	$1,000	$1,004.04	$3.49	$1,000	$1,021.48	$3.52
Administration	$1,000	$1,006.06	$1.57	$1,000	$1,023.42	$1.58

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.21% for Institutional, 0.46% for Dollar, 0.69% for Cash Management and 0.31% for Administration), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2008	9

Fund Summary	MuniFund

Fund Profile as of October 31, 2008

Top 10 State Concentration	Percentage of Total Investments
Texas	10%
Tennessee	7
Illinois	6
Ohio	6
Louisiana	6
Florida	5
Massachusetts	5
Oklahoma	4
Indiana	4
Colorado	4

Current Seven-Day Yields (Annualized)
Institutional	1.99%
Dollar	1.76
Cash Management	1.53
Administration	1.89
Select (formerly Bear Stearns)	1.26
Premier Choice (formerly Bear Stearns Premier Choice)	1.76
Private Client (formerly Bear Stearns Private Client)	1.55
Premier (formerly Bear Stearns Premier)	1.55

Maturity Information
Maturity	Par	Percentage of Total Par
1-30 Days	$3,221,971,000	84%
31-60 Days	97,980,000	3
61-90 Days	46,950,000	1
91-120 Days	36,890,000	1
121-150 Days	30,500,000	1
over 150 Days	395,915,000	10
Average Weighted Maturity - 36 days

Past performance is not indicative of future results.

Although the information listed above was current as of the period indicated, the Fund is actively managed and the information will vary.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses paid During the Period[1]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]
Institutional	$1,000	$1,011.31	$1.01	$1,000	$1,023.98	$1.02
Dollar	$1,000	$1,010.07	$2.28	$1,000	$1,022.70	$2.30
Cash Management	$1,000	$1,008.79	$3.54	$1,000	$1,021.43	$3.57
Administration	$1,000	$1,010.82	$1.52	$1,000	$1,023.47	$1.53
Select	$1,000	$1,007.26	$5.06	$1,000	$1,019.90	$5.10
Premier Choice	$1,000	$1,010.06	$2.28	$1,000	$1,022.70	$2.30
Private Client	$1,000	$1,008.88	$3.44	$1,000	$1,021.53	$3.47
Premier	$1,000	$1,008.89	$3.44	$1,000	$1,021.53	$3.47

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.20% for Institutional, 0.45% for Dollar, 0.70% for Cash Management, 0.30% for Administration, 1.00% for Select, 0.45% for Premier Choice, 0.68% for Private Client and 0.68% for Premier), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

10	ANNUAL REPORT	OCTOBER 31, 2008

Fund Summary	MuniCash

Fund Profile as of October 31, 2008

Top 10 State Concentration	Percentage of Total Investments
Ohio	10%
Texas	8
Michigan	8
New York	5
Louisiana	5
Illinois	5
Colorado	5
Wisconsin	5
Florida	5
Arkansas	4

Current Seven-Day Yields (Annualized)
Institutional	2.19%
Dollar	1.96

Maturity Information
Maturity	Par	Percentage of Total Par
1-30 Days	$434,721,000	81%
61-90 Days	2,475,000	0
91-120 Days	4,000,000	1
121-150 Days	12,000,000	2
over 150 Days	84,925,000	16
Average Weighted Maturity - 49 days

Past performance is not indicative of future results.

Although the information listed above was current as of the period indicated, the Fund is actively managed and the information will vary.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]
Institutional	$1,000	$1,012.06	$1.01	$1,000	$1,023.98	$1.02
Dollar	$1,000	$1,010.78	$2.33	$1,000	$1,022.65	$2.35

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.20% for Institutional and 0.46% for Dollar), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2008	11

Fund Summary	California Money Fund

Fund Profile as of October 31, 2008

Fund Composition	Percentage of Total Investments
Variable Rate Demand Notes	76%
Municipal Notes	19
Tax-Exempt Commercial Paper	3
Municipal Put Bonds	1
Municipal Bonds	1

Current Seven-Day Yields (Annualized)
Institutional	1.55%
Dollar	1.30
Cash Management	1.05
Administration	1.45
Select (formerly Bear Stearns)	0.75
Premier Choice (formerly Bear Stearns Premier Choice)	1.07
Private Client (formerly Bear Stearns Private Client)	1.07
Premier (formerly Bear Stearns Premier)	1.30

Maturity Information
Maturity	Par	Percentage of Total Par
1-30 Days	$575,340,000	82%
31-60 Days	6,250,000	1
over 150 Days	122,810,000	17
Average Weighted Maturity - 50 days

Past performance is not indicative of future results.

Although the information listed above was current as of the period indicated, the Fund is actively managed and the information will vary.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]
Institutional	$1,000	$1,008.91	$1.06	$1,000	$1,023.93	$1.07
Dollar	$1,000	$1,007.65	$2.33	$1,000	$1,022.65	$2.35
Cash Management	$1,000	$1,006.38	$3.54	$1,000	$1,021.43	$3.57
Administration	$1,000	$1,008.39	$1.57	$1,000	$1,023.42	$1.58
Select	$1,000	$1,004.87	$5.10	$1,000	$1,019.84	$5.16
Premier Choice	$1,000	$1,007.64	$2.28	$1,000	$1,022.70	$2.30
Private Client	$1,000	$1,006.47	$3.44	$1,000	$1,021.53	$3.47
Premier	$1,000	$1,006.47	$3.49	$1,000	$1,021.48	$3.52

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.21% for Institutional, 0.46% for Dollar, 0.70% for Cash Management, 0.31% for Administration, 1.01% for Select, 0.45% for Premier Choice, 0.68% for Private Client and 0.69% for Premier), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

12	ANNUAL REPORT	OCTOBER 31, 2008

Fund Summary	New York Money Fund

Fund Profile as of October 31, 2008

Fund Composition	Percentage of Total Investments
Variable Rate Demand Notes	76%
Municipal Notes	19
Municipal Bonds	3
Tax-Exempt Commercial Paper	2

Current Seven-Day Yields (Annualized)
Institutional	1.62%
Dollar	1.37
Cash Management	1.12
Administration	1.52
Select (formerly Bear Stearns)	0.82
Premier Choice (formerly Bear Stearns Premier Choice)	1.37
Private Client (formerly Bear Stearns Private Client)	1.14
Premier (formerly Bear Stearns Premier)	1.14

Maturity Information
Maturity	Par	Percentage of Total Par
1-30 Days	$345,845,000	76%
31-60 Days	13,130,000	3
61-90 Days	1,221,000	0
91-120 Days	2,660,000	1
121-150 Days	865,000	0
over 150 Days	88,903,500	20
Average Weighted Maturity - 52 days

Past performance is not indicative of future results.

Although the information listed above was current as of the period indicated, the Fund is actively managed and the information will vary.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]
Institutional	$1,000	$1,009.74	$1.01	$1,000	$1,023.98	$1.02
Dollar	$1,000	$1,008.48	$2.33	$1,000	$1,022.65	$2.35
Cash Management	$1,000	$1,007.21	$3.59	$1,000	$1,021.38	$3.62
Administration	$1,000	$1,009.24	$1.57	$1,000	$1,023.42	$1.58
Select	$1,000	$1,005.69	$5.06	$1,000	$1,019.90	$5.10
Premier Choice	$1,000	$1,008.47	$2.28	$1,000	$1,022.70	$2.30
Private Client	$1,000	$1,007.32	$3.44	$1,000	$1,021.53	$3.47
Premier	$1,000	$1,007.32	$3.49	$1,000	$1,021.48	$3.52

1	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.20% for Institutional, 0.46% for Dollar, 0.71% Cash Management, 0.31% for Administration, 1.00% for Select, 0.45% for Premier Choice, 0.68% for Private Client and 0.69% for Premier), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

ANNUAL REPORT	OCTOBER 31, 2008	13

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on May 1, 2008 and held through October 31, 2008) are intended to assist shareholders both in calculating ongoing expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

14	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments October 31, 2008	TempFund (Percentages shown are based on Net Assets)

	Par (000)	Value
Agency Obligations
Federal Home Loan Bank Variable Rate Notes — 2.2%(a)
3.02%, 3/20/09	$343,860	$343,982,160
4.44%, 8/13/09	360,600	360,600,000
4.49%, 8/14/09	527,935	527,893,595

		1,232,475,755

Federal Home Loan Mortgage Corp. Variable Rate Notes — 2.6%(a)
3.08%, 9/25/09	849,070	848,845,632
3.17%, 9/28/09	554,405	554,280,388

		1,403,126,020

Federal National Mortgage Assoc. Discount Notes — 1.0%(b)
1.55%, 12/29/08	577,500	576,057,854

Total Agency Obligations — 5.8%		3,211,659,629

Certificates of Deposit
Domestic — 0.7%
Citibank N.A., (A-1+, P-1, F-1+)
3.28%, 1/29/09	399,000	399,000,000

Yankee — 33.0%(c)
Banco Bilbao Vizcaya Argentaria S.A., New York, (A-1+, P-1, F-1+)(d)
3.18%, 12/24/08	447,000	447,000,000
3.61%, 1/30/09	723,500	723,517,921
Banco Santander, New York, (A-1+, P-1, F-1+)
3.36%, 2/04/09	420,000	420,010,756
3.70%, 2/24/09	780,000	780,000,000
Bank of Scotland Plc, New York, (A-1+, P-1, F-1+)
2.93%, 11/17/08	796,150	796,150,000
Barclays Bank Plc, New York, (A-1+, P-1, F-1+)
2.82%, 12/08/08	300,000	300,000,000
3.25%, 12/19/08	501,000	500,974,028
3.25%, 12/29/08	500,000	500,000,000
BNP Paribas, New York, (A-1+, P-1, F-1+)
2.85%, 12/04/08	664,450	664,450,000
2.84%, 12/08/08	600,000	600,000,000
3.05%, 1/15/09	580,000	580,000,000
3.10%, 2/18/09	200,000	200,000,000
3.12%, 2/20/09	190,000	190,000,000
3.47%, 2/27/09	401,000	401,000,000
DNB NOR Bank ASA, New York, (A-1+, P-1, F-1)
2.84%, 12/05/08	122,400	122,400,000
3.12%, 12/18/08	150,000	150,000,000
Lloyds TSB Bank Plc, New York, (A-1+, P-1, F-1+)
2.60%, 12/03/08	850,000	850,000,000
Nordea Bank Finland Plc, New York, (A-1+, P-1, F-1+)
3.41%, 2/24/09	912,000	912,000,000
Rabobank Nederland N.V., New York, (A-1+, P-1, F-1+)
2.70%, 11/07/08	493,000	493,000,000
3.01%, 2/19/09	373,000	373,000,000
Royal Bank of Scotland Plc, New York, (A-1+, P-1, F-1+)
2.94%, 12/29/08	800,000	800,000,000
3.15%, 2/20/09	100,000	100,000,000
3.14%, 3/09/09	863,000	863,000,000
San Paolo IMI SpA, New York, (A-1+, P-1, F-1+)
2.86%, 12/04/08	323,590	323,590,000
2.86%, 12/05/08	518,615	518,615,000
3.00%, 12/10/08	600,000	600,000,000
3.18%, 12/18/08	138,090	138,090,000
3.24%, 3/04/09	440,000	440,000,000
Societe Generale, New York, (A-1+, P-1, F-1+)
3.25%, 11/03/08(e)	880,000	880,000,000
2.92%, 11/14/08	24,000	24,000,043
2.92%, 12/05/08	635,200	635,200,000
3.18%, 12/23/08	400,000	400,005,683
Svenska Handelsbanken, New York, (A-1+, P-1, F-1+)
2.75%, 12/10/08	588,000	588,006,325
2.96%, 2/03/09	457,000	457,011,590
Toronto Dominion Bank, New York, (A-1+, P-1, F-1+)
2.83%, 12/05/08	178,150	178,150,000
2.80%, 12/08/08	411,750	411,750,000
3.00%, 12/16/08	96,850	96,850,000
3.11%, 12/30/08	133,350	133,350,000
3.03%, 1/15/09	329,000	329,000,000
3.03%, 2/11/09	244,250	244,250,000

		18,164,371,346

Total Certificates of Deposit — 33.7%		18,563,371,346

Funds Abbreviations

To simplify the listings of fund holdings in each Fund’s Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list on the right.	AMBAC	American Municipal Bond Assurance	MB	Municipal Bond
		Corp.	MBIA	Municipal Bond Insurance Association
	AMT	Alternative Minimum Tax (subject to)	MERLOTS	Municipal Exempt Receipts-Liquidity
	BAN	Bond Anticipation Note		Option Tender
	CDC	CDC Funding Group	P-FLOAT	Putable Floating Option Tax-Exempt
	COP	Certificates of Participation		Receipt
	DN	Demand Note (variable rate)	PCRB	Pollution Control Revenue Bond
	FGIC	Financial Guaranty Insurance	PUTTERS	Putable Tax-Exempt Receipt
		Company	RAN	Revenue Anticipation Note
	FSA	Financial Security Assurance	RB	Revenue Bond
	GO	General Obligation	ROC	Reset Option Certificate
	HFA	Housing Finance Authority	SBPA	Stand-by Bond Purchase Agreement
	IDA	Industrial Development Authority	TAN	Tax Anticipation Note
	IDRB	Industrial Development Revenue Bond	TECP	Tax-Exempt Commercial Paper
	ISD	Independent School District	TRAN	Tax and Revenue Anticipation Note
	LOC	Letter of Credit

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	15

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper(b)
Asset Backed Securities — 32.5%
Alpine Securitization, (A-1+, P-1, F-1+)
3.00%, 12/12/08	$175,000	$174,402,083
Amstel Funding Corp., (A-1+, P-1)
4.00%, 11/04/08	420,000	419,860,000
Amsterdam Funding Corp., (A-1, P-1)
2.79%, 11/07/08	216,000	215,899,560
2.76%, 11/10/08	225,640	225,484,308
4.45%, 12/24/08	250,000	248,362,153
3.08%, 1/30/09	350,000	347,305,000
Atlantic Asset Securitization Corp., (A-1, P-1, F-1)
4.00%, 11/04/08	136,690	136,644,437
Atlantis One Funding Corp., (A-1+, P-1, F-1+)
2.77%, 11/04/08	172,106	172,066,272
2.75%, 11/05/08	90,000	89,972,500
2.76%, 11/10/08	200,000	199,862,000
4.60%, 12/15/08	356,000	353,998,489
4.25%, 1/16/09	103,000	102,075,861
Barton Capital Corp., (A-1+, P-1)
4.00%, 11/07/08	145,000	144,903,333
4.35%, 12/12/08	210,000	208,959,625
4.35%, 12/29/08	275,000	273,072,708
3.25%, 1/15/09	290,000	288,036,458
Bryant Park Funding LLC, (A-1, P-1)
4.00%, 11/07/08	149,879	149,779,081
CAFCO LLC, (A-1+, P-1, F-1+)
2.76%, 11/07/08	200,000	199,908,000
3.85%, 12/09/08	130,000	129,471,694
3.85%, 12/10/08	300,000	298,748,750
3.10%, 2/18/09	200,000	198,122,778
3.05%, 3/05/09	100,000	98,949,444
3.10%, 3/10/09	62,625	61,930,463
Cancara Asset Securitisation LLC, (A-1+, P-1)
4.52%, 11/14/08	500,000	499,183,889
4.25%, 11/26/08	180,300	179,767,865
3.27%, 12/02/08	150,000	149,577,625
Chariot Funding LLC, (A-1, P-1)
3.95%, 11/07/08	35,000	34,976,958
4.00%, 11/10/08	100,000	99,900,000
2.68%, 11/25/08	31,000	30,944,613
Charta LLC, (A-1, P-1)
3.85%, 12/09/08	200,000	199,187,222
3.85%, 12/10/08	150,000	149,374,375
3.10%, 2/18/09	300,000	297,184,167
3.10%, 2/20/09	200,000	198,088,333
3.10%, 3/05/09	225,000	222,597,500
3.10%, 3/17/09	100,000	98,828,889
CIESCO LLC, (A-1+, P-1, F-1+)
4.15%, 12/16/08	450,000	447,665,625
3.25%, 2/13/09	60,000	59,436,667
3.10%, 2/18/09	100,000	99,061,389
3.00%, 3/04/09	250,000	247,437,500
3.05%, 3/05/09	250,000	247,373,611
3.10%, 3/10/09	250,505	247,726,795
CRC Funding LLC, (A-1+, P-1, F-1+)
2.79%, 11/05/08	300,000	299,907,000
2.76%, 11/07/08	200,000	199,908,000
2.78%, 11/07/08	100,000	99,953,667
2.77%, 11/10/08	25,000	24,982,688
4.15%, 12/16/08	500,000	497,406,250
3.30%, 1/26/09	39,650	39,337,426
Dakota Notes Program, (A-1, P-1, F-1)
2.88%, 11/04/08	200,000	199,952,000
3.15%, 1/27/09	258,950	256,978,743
Enterprise Funding LLC, (A-1+, P-1, F-1+)
3.35%, 2/12/09	160,958	159,415,262
Falcon Asset Securitization Co. LLC, (A-1, P-1, F-1+)
2.60%, 11/12/08	100,000	99,920,556
4.00%, 11/21/08	209,235	208,770,033
2.68%, 11/25/08	500,000	499,106,667
3.78%, 12/11/08	125,000	124,475,000
4.00%, 12/16/08	155,000	154,225,000
3.90%, 1/16/09	75,000	74,382,500
Jupiter Securitization Co. LLC, (A-1, P-1, F-1+)
4.00%, 11/05/08	100,000	99,955,556
Kitty Hawk Funding Corp., (A-1+, P-1, F-1+)
2.95%, 2/04/09	58,000	57,548,486
3.35%, 2/13/09	186,437	184,632,704
Mont Blanc Capital Corp., (A-1+, P-1)
3.15%, 12/23/08	200,000	199,090,000
Palisades Commercial Paper Program, (A-1, P-1, F-1)
4.75%, 11/20/08	305,000	304,235,382
Ranger Funding Co. LLC, (A-1+, P-1, F-1+)
2.73%, 11/06/08	150,000	149,943,125
2.75%, 11/10/08	157,021	156,913,048
4.03%, 11/10/08	298,585	298,284,176
3.95%, 12/19/08	400,000	397,893,333
2.95%, 2/04/09	125,000	124,026,910
3.35%, 2/12/09	149,375	147,943,282
Regency Markets No. 1 LLC, (A-1, P-1)
3.20%, 11/25/08	57,424	57,301,495
Sheffield Receivables Corp., (A-1+, P-1)
2.90%, 12/02/08	70,000	69,825,194
2.95%, 12/02/08	25,000	24,936,493
4.25%, 12/09/08	285,000	283,721,458
3.78%, 12/16/08	240,000	238,866,000
3.78%, 12/19/08	348,000	346,246,080
Solitaire Funding LLC, (A-1+, P-1)
4.65%, 11/14/08	500,000	499,160,417
4.45%, 11/21/08	500,000	498,763,889
3.65%, 11/24/08	200,000	199,533,611
3.15%, 11/26/08	175,000	174,617,188
Tempo Finance Corp., (A-1+, P-1)
4.75%, 12/05/08	100,000	99,551,389
Thunder Bay Funding LLC, (A-1, P-1, F-1)
2.72%, 11/03/08	38,571	38,565,171
Tulip Funding Corp., (A-1+, P-1)
4.25%, 11/17/08	166,500	166,185,500
Windmill Funding Corp., (A-1+, P-1)
2.76%, 11/03/08	75,000	74,988,500
2.79%, 11/07/08	39,500	39,481,633
2.76%, 11/10/08	90,000	89,937,900
3.13%, 1/27/09	500,000	496,217,917
3.08%, 1/30/09	540,000	535,842,000
Yorktown Capital LLC, (A-1+, P-1, F-1+)
2.75%, 11/10/08	286,682	286,484,906
4.05%, 11/20/08	260,291	259,734,628
3.35%, 2/13/09	110,609	109,538,551

		17,894,814,734

Banks — 11.3%
Bank of America Corp., (A-1+, P-1, F-1+)
2.74%, 12/08/08	349,000	348,016,819
2.96%, 2/09/09	214,250	212,485,413
2.96%, 3/09/09	300,000	296,842,667

See Notes to Financial Statements.

16	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	TempFund (Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper(b)
Banks (concluded)
Barclays US Funding Corp., (A-1+, P-1)
2.79%, 12/09/08	$25,000	$24,926,375
Citigroup Funding, Inc., (A-1+, P-1, F-1+)
4.50%, 11/13/08	150,000	149,775,000
4.50%, 11/14/08	150,000	149,756,250
4.50%, 11/20/08	185,500	185,059,437
3.40%, 12/04/08	400,000	398,753,333
4.35%, 12/04/08	250,000	249,003,125
3.40%, 12/05/08	450,000	448,555,000
4.35%, 12/05/08	250,000	248,972,917
3.15%, 3/17/09	187,000	184,774,700
Dexia Delaware LLC, (A-1+, P-1, F-1+)
2.82%, 11/12/08	300,000	299,741,958
ING (US) Funding LLC, (A-1+, P-1)
4.20%, 11/13/08	700,000	699,020,000
JPMorgan Chase & Co., (A-1+, P-1, F-1+)
2.70%, 12/02/08	50,000	49,883,750
Nordea North America, Inc., (A-1+, P-1, F-1+)
4.20%, 11/19/08	150,000	149,685,000
Rabobank USA Financial Corp., (A-1+, P-1)
3.26%, 11/17/08	460,800	460,132,352
UBS Finance Delaware LLC, (A-1+, P-1)
4.45%, 11/17/08	800,000	798,417,778
3.25%, 11/24/08	200,000	199,584,722
3.10%, 12/05/08	700,000	697,950,556

		6,251,337,152

Total Commercial Paper — 43.8%		24,146,151,886

Master Notes
Security Brokers & Dealers — 3.3%
Banc of America Securities LLC, (A-1+, P-1, F-1+)
0.55%, 11/03/08(e)	1,800,000	1,800,000,000

Variable Rate Obligations(a)
Banks — 4.6%
American Express Bank FSB, (A+, A1, A+)
4.31%, 11/07/08	50,000	50,000,000
Bank of Montreal, Chicago, (A+, Aa1, AA)
2.90%, 11/10/08	600,280	600,280,000
4.73%, 5/20/09	670,750	670,750,000
Deutsche Bank AG, New York, (AA, Aa1)
3.41%, 1/21/09	437,140	437,140,000
HSBC (USA), Inc., (AA-, Aa3)
5.22%, 10/15/09	101,935	101,935,000
ING Bank N.V., (AA, Aa3)
3.13%, 8/24/09	352,000	352,000,000
Wachovia Bank, N.A., (AA, Aa2, A+)
4.42%, 5/01/09	330,350	330,350,000

		2,542,455,000

Finance Services — 0.7%
General Electric Capital Corp., (AAA, Aaa)
4.25%, 1/05/09	170,000	170,012,139
3.32%, 4/24/09	202,000	202,000,000

		372,012,139

Life Insurance — 3.0%
Hartford Life Insurance Co., (A-1+, P-1)
4.18%, 7/31/09(f)	200,000	200,000,000
ING USA Global Funding Trust VI, (AA, Aa3)
3.51%, 9/18/09	180,095	180,095,000
MetLife Insurance Co. of Connecticut, (A-1+, P-1)
4.19%, 9/29/09(f)	250,000	250,000,000
New York Life Insurance Co., (A-1+, P-1, F-1+)
5.03%, 4/13/09(f)	631,645	631,645,000
Transamerica Occidental Life Insurance Co., (A-1+, P-1, F-1+)
3.20%, 10/02/09(f)	4,000	4,000,000
4.11%, 10/02/09(f)	400,000	400,000,000

		1,665,740,000

Security Brokers & Dealers — 0.5%
Morgan Stanley & Co., Inc., (A+, A1)
4.71%, 1/14/09	250,000	250,000,000

Total Variable Rate Obligations — 8.8%		4,830,207,139

Time Deposits
Deutsche Bank AG, (A-1+, P-1)
0.12%, 11/03/08	300,000	300,000,000
JPMorgan Chase Bank, N.A., (A-1+, P-1)
0.12%, 11/03/08	123,000	123,000,000
Societe Generale, (A-1+, P-1)
0.25%, 11/03/08	500,000	500,000,000
0.25%, 11/03/08	78,153	78,153,000
0.25%, 11/03/08	240,000	240,000,000

Total Time Deposits — 2.3%		1,241,153,000

Repurchase Agreements
Bank of America Securities LLC,
0.20%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $1,000,016,667, collateralized by Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 4.00% to 6.50% due from 8/01/21 to 11/01/38.)	1,000,000	1,000,000,000
Bank of America Securities LLC,
0.25%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $500,010,417, collateralized by Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 4.50% to 6.50% due from 9/01/36 to 10/01/38.)	500,000	500,000,000
Barclays Capital, Inc.,
0.20%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $400,006,667, collateralized by U.S. Treasury Notes 2.13% to 4.88% due from 1/31/10 to 7/31/11.)	400,000	400,000,000
Barclays Capital, Inc.,
0.35%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $700,020,417, collateralized by Federal National Mortgage Assoc. Bonds 4.33% to 5.50% due from 7/28/11 to 12/14/22.)	700,000	700,000,000

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	17

Schedule of Investments (concluded)	TempFund (Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Deutsche Bank Securities Inc.,
0.25%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $500,010,417, collateralized by Federal National Mortgage Assoc. Bonds 5.00% to 7.00% due from 5/01/37 to 10/01/38.)	$500,000	$500,000,000
Deutsche Bank Securities Inc.,
0.25%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $123,002,563, collateralized by Federal National Mortgage Assoc. Bonds 5.00% to 7.00% due from 5/01/37 to 10/01/38.)	123,000	123,000,000
PNC Bank, N.A.,
0.00%, 11/03/08(g) (Agreement dated 10/31/08 to be repurchased at $100,000,000, collateralized by Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.00% to 5.26% due from 6/01/21 to 6/01/35.)	100,000	100,000,000
Total Repurchase Agreements — 6.0%		3,323,000,000

Total Investments (Cost $57,115,543,000*) — 103.7%		57,115,543,000
Liabilities in Excess of Other Assets — (3.7)%		(2,040,043,967)

Net Assets — 100.0%		$55,075,499,033

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Ratings reflect those of main branch.

(e)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(f)	Restricted security as to resale. As of report date, the Fund held 2.7% of its net assets, with a current market value and original cost of $1,485,645,000 in these securities.

(g)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Interest Income
PNC Bank N.A.	$(256,000,000)	$3,215,670

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. In addition, the ratings of the investments provided by Standard & Poor’s, Moody’s Investors Service, Inc. and Fitch Ratings are believed to be the most recent ratings available at October 31, 2008. The industry classifications and ratings have not been audited.

See Notes to Financial Statements.

18	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments October 31, 2008	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Agency Obligations
Federal Home Loan Bank Variable Rate Notes — 3.7%(a)
3.02%, 3/20/09	$72,715	$72,740,833
4.44%, 8/13/09	76,100	76,100,000
4.49%, 8/14/09	112,915	112,906,144

		261,746,977

Federal Home Loan Mortgage Corp. Variable Rate Notes — 4.2%(a)
3.08%, 9/25/09	181,090	181,042,147
3.17%, 9/28/09	121,035	121,007,795

		302,049,942

Federal National Mortgage Assoc. Discount Notes — 0.5%(b)
1.55%, 12/29/08	37,000	36,907,603

Total Agency Obligations — 8.4%		600,704,522

Certificates of Deposit
Yankee — 30.1%(c)
Banco Bilbao Vizcaya Argentaria S.A., New York, (A-1+, P-1, F-1+)(d)
3.18%, 12/24/08	75,000	75,000,000
Banco Santander, New York, (A-1+, P-1, F-1+)
3.36%, 2/04/09	55,000	55,001,408
3.70%, 2/24/09	50,000	50,000,000
Bank of Scotland Plc, New York, (A-1+, P-1, F-1+)
2.93%, 11/17/08	51,000	51,000,000
BNP Paribas, New York, (A-1+, P-1, F-1+)
2.85%, 12/04/08	150,000	150,000,000
3.05%, 1/15/09	100,000	100,000,000
3.10%, 2/18/09	50,000	50,000,000
3.12%, 2/20/09	210,000	210,000,000
DNB NOR Bank ASA, New York, (A-1+, P-1, F-1)
3.12%, 12/18/08	25,000	25,000,000
Nordea Bank Finland Plc, New York, (A-1+, P-1, F-1+)
3.41%, 2/24/09	55,000	55,000,000
Rabobank Nederland N.V., New York, (A-1+, P-1, F-1+)
3.01%, 2/19/09	64,500	64,500,000
Royal Bank of Scotland Plc, New York, (A-1+, P-1, F-1+)
2.94%, 12/29/08	125,000	125,000,000
3.15%, 2/20/09	55,500	55,500,000
3.14%, 3/09/09	110,000	110,000,000
San Paolo IMI SpA, New York, (A-1+, P-1, F-1+)
2.86%, 12/04/08	61,780	61,780,000
2.86%, 12/05/08	97,290	97,290,000
3.00%, 12/10/08	150,000	150,000,000
3.18%, 12/18/08	21,890	21,890,000
Societe Generale, New York, (A-1+, P-1, F-1+)
3.25%, 11/03/08(e)	85,000	85,000,000
2.92%, 11/14/08	108,000	108,000,192
2.92%, 12/05/08	50,000	50,000,000
3.18%, 12/23/08	75,000	75,001,066
Svenska Handelsbanken, New York, (A-1+, P-1, F-1+)
2.96%, 2/03/09	60,000	60,001,522
Toronto Dominion Bank, New York, (A-1+, P-1, F-1+)
2.83%, 12/05/08	34,000	34,000,000
2.80%, 12/08/08	75,000	75,000,000
3.03%, 1/15/09	57,000	57,000,000
3.03%, 2/11/09	43,000	43,000,000
3.01%, 2/13/09	50,000	50,000,000

		2,143,964,188

Total Certificates of Deposit — 30.1%		2,143,964,188

Commercial Paper(b)
Asset Backed Securities — 23.2%
Amsterdam Funding Corp., (A-1, P-1)
4.45%, 12/24/08	100,000	99,344,861
Barton Capital Corp., (A-1+, P-1)
4.35%, 12/29/08	25,000	24,824,792
Bryant Park Funding LLC, (A-1, P-1)
2.75%, 11/24/08	20,318	20,282,302
2.75%, 11/25/08	11,332	11,311,225
CAFCO LLC, (A-1+, P-1, F-1+)
3.85%, 12/09/08	100,000	99,593,611
3.85%, 12/10/08	100,000	99,582,917
Charta LLC, (A-1, P-1)
3.85%, 12/09/08	100,000	99,593,611
3.85%, 12/10/08	100,000	99,582,917
CIESCO LLC, (A-1+, P-1, F-1+)
3.25%, 2/13/09	53,400	52,898,633
Clipper Receivables Co. LLC, (A-1, P-1)
0.75%, 11/03/08	76,000	75,996,833
3.85%, 11/17/08	100,000	99,828,889
Enterprise Funding LLC, (A-1+, P-1, F-1+)
3.35%, 2/12/09	22,500	22,284,344
Falcon Asset Securitization Co. LLC, (A-1, P-1, F-1+)
3.90%, 1/15/09	50,000	49,593,750
Galleon Capital LLC, (A-1, P-1)
0.75%, 11/03/08	200,000	199,991,667
3.85%, 11/18/08	100,000	99,818,194
Kitty Hawk Funding Corp., (A-1+, P-1, F-1+)
3.35%, 2/13/09	25,000	24,758,056
Liberty Street Funding LLC, (A-1, P-1)
3.45%, 1/30/09	60,000	59,482,500
Ranger Funding Co. LLC, (A-1+, P-1, F-1+)
3.35%, 2/12/09	20,000	19,808,306
Sheffield Receivables Corp., (A-1+, P-1)
3.78%, 12/16/08	10,000	9,952,750
3.78%, 12/19/08	100,000	99,496,000
Solitaire Funding LLC, (A-1+, P-1)
4.45%, 11/21/08	100,000	99,752,778
Thames Asset Global Securitization Corp., (A-1, P-1)
4.75%, 12/10/08	50,000	49,742,708
4.75%, 12/12/08	48,600	48,337,087
Tulip Funding Corp., (A-1+, P-1)
4.25%, 11/17/08	33,500	33,436,722
2.75%, 11/21/08	33,962	33,910,114

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	19

Schedule of Investments (concluded)	TempCash (Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper(b)
Asset Backed Securities (concluded)
Yorktown Capital LLC, (A-1+, P-1, F-1+)
3.35%, 2/13/09	$21,350	$21,143,379

		1,654,348,946

Banks — 1.3%
Bank of America Corp., (A-1+, P-1, F-1+)
2.96%, 2/09/09	35,750	35,455,559
San Paolo IMI U.S. Financial Co., (A-1+, P-1, F-1+)
3.06%, 1/13/09	60,850	60,472,426

		95,927,985

Total Commercial Paper — 24.5%		1,750,276,931

Master Notes
Security Brokers & Dealers — 4.2%
Banc of America Securities LLC, (A-1+, P-1, F-1+)
0.55%, 11/03/08(e)	300,000	300,000,000

Variable Rate Obligations(a)
Banks — 9.9%
Bank of Montreal, Chicago, (A+, Aa1, AA)
2.90%, 11/10/08	140,310	140,310,000
2.86%, 10/05/09	114,950	114,950,000
Bank of Scotland Plc, New York, (AA-, Aa1, AA)
3.79%, 1/30/09(c)(f)	45,000	45,000,000
Deutsche Bank AG, New York, (AA, Aa1)
3.41%, 1/21/09	89,365	89,365,000
HSBC (USA), Inc., (AA-, Aa3)
5.22%, 10/15/09	23,380	23,380,000
ING Bank N.V., (AA, Aa1)
3.13%, 8/24/09	59,600	59,600,000
Lloyds TSB Group Plc, (AA-, Aa1)
3.10%, 8/07/09(f)	86,300	86,300,000
Nordea Bank AB, (AA-, Aa1)
3.89%, 1/26/09	77,500	77,500,000
Wachovia Bank, N.A., (AA, Aa2, A+)
4.61%, 8/04/09	67,900	67,900,000

		704,305,000

Finance Services — 1.7%
General Electric Capital Corp., (AAA, Aaa)
4.25%, 1/05/09	40,000	40,002,856
3.32%, 4/24/09	83,000	83,000,000

		123,002,856

Life Insurance — 5.6%
ING USA Global Funding Trust, (AA, Aa3)
3.51%, 9/18/09	36,950	36,950,000
Monumental Life Insurance Co., (A-1+, P-1, F-1+)
3.20%, 10/09/09(g)	200,000	200,000,000
New York Life Insurance Co., (A-1+, P-1, F-1+)
5.03%, 4/13/09(g)	132,775	132,775,000
Transamerica Occidental Life Insurance Co., (A-1+, P-1, F-1+)
3.20%, 10/02/09(g)	26,000	26,000,000

		395,725,000

Security Brokers & Dealers — 2.8%
Morgan Stanley & Co., Inc., (A+, A1)
4.71%, 1/14/09	200,000	200,000,000

Total Variable Rate Obligations — 20.0%		1,423,032,856

Time Deposits
Deutsche Bank AG, (A-1+, P-1)
0.12%, 11/03/08	125,000	125,000,000
JPMorgan Chase Bank, N.A., (A-1+, P-1)
0.12%, 11/03/08	296,000	296,000,000

Total Time Deposits — 5.9%		421,000,000

Repurchase Agreements
Barclays Capital, Inc.,
0.35%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $300,008,750, collateralized by Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Notes 4.15% to 5.50% due from 1/29/13 to 12/14/22.)	300,000	300,000,000
Deutsche Bank Securities Inc.,
0.25%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $294,335,132, collateralized by Federal Home Loan Mortgage Corp. Bonds 5.00% due from 12/01/36 to 5/01/38.)	294,329	294,329,000

Total Repurchase Agreements — 8.3%		594,329,000

Total Investments (Cost $7,233,307,497*) — 101.4%		7,233,307,497
Liabilities in Excess of Other Assets — (1.4)%		(98,266,887)

Net Assets — 100.0%		$7,135,040,610

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Issuer is a U.S. branch of a foreign domiciled bank.

(d)	Ratings reflect those of main branch.

(e)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Restricted security as to resale. As of report date, the Fund held 5.0% of its net assets, with a current market value and original cost of $358,775,000 in these securities.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. In addition, the ratings of the investments provided by Standard & Poor’s, Moody’s Investors Service, Inc. and Fitch Ratings are believed to be the most recent ratings available at October 31, 2008. The industry classifications and ratings have not been audited.

See Notes to Financial Statements.

20	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments October 31, 2008	FedFund
(Percentages shown are based on Net Assets)

Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Discount Notes — 0.0%(a)
0.01%, 11/03/08	$6,684	$6,683,996

Federal Farm Credit Bank Variable Rate Notes — 2.3%(b)
1.09%, 3/12/09	125,000	125,000,000
1.06%, 11/16/09	150,000	150,000,000

		275,000,000

Federal Home Loan Bank Bonds — 2.6%
3.75%, 11/14/08	23,500	23,512,442
4.12%, 11/19/08	96,835	96,922,498
2.25%, 2/13/09	125,000	124,911,381
2.56%, 2/13/09	70,170	70,170,000

		315,516,321

Federal Home Loan Bank Discount Notes — 4.2%(a)
1.20%, 11/21/08	200,000	199,866,667
1.20%, 11/25/08	250,000	249,800,000
1.25%, 11/26/08	50,000	49,956,597

		499,623,264

Federal Home Loan Bank Variable Rate Notes — 10.9%(b)
4.12%, 1/09/09	155,000	155,050,530
2.68%, 2/11/09	200,000	200,031,922
2.69%, 2/18/09	100,000	100,000,000
1.13%, 2/20/09	400,000	400,000,000
1.06%, 3/04/09	150,000	150,000,000
4.58%, 7/14/09	100,000	100,013,171
4.44%, 8/13/09	100,000	100,000,000
4.59%, 1/11/10	100,000	100,090,904

		1,305,186,527

Federal Home Loan Mortgage Corp. Bonds — 1.7%
4.62%, 12/19/08	48,377	48,525,841
3.88%, 1/12/09	10,000	10,030,579
5.00%, 1/16/09	26,150	26,294,489
4.75%, 3/05/09	119,760	120,730,920

		205,581,829

Federal Home Loan Mortgage Corp. Discount Notes — 12.2%(a)
2.55%, 11/03/08	75,000	74,989,375
1.35%, 11/04/08	13,786	13,784,449
2.28%, 11/05/08	100,000	99,974,722
2.28%, 11/10/08	62,136	62,100,583
2.50%, 11/10/08	110,000	109,931,250
2.33%, 11/12/08	100,000	99,928,925
2.40%, 12/08/08	30,000	29,926,154
2.50%, 12/08/08	25,426	25,360,669
2.48%, 12/19/08	60,000	59,801,600
1.35%, 12/22/08	100,000	99,808,750
2.65%, 12/22/08	50,000	49,812,292
2.58%, 12/29/08	100,000	99,584,333
2.38%, 12/30/08	280,000	278,910,081
2.10%, 1/30/09	50,000	49,737,500
2.20%, 2/10/09	25,000	24,845,695
2.20%, 2/18/09	25,000	24,833,472
2.12%, 2/24/09	29,370	29,171,100
2.55%, 2/25/09	150,000	148,767,500
1.70%, 2/27/09	75,000	74,582,083

		1,455,850,533

Federal Home Loan Mortgage Corp. Variable Rate Notes — 1.9%(b)
3.08%, 9/25/09	139,215	139,178,212
3.17%, 9/28/09	84,595	84,575,986

		223,754,198

Federal National Mortgage Assoc. Bond — 0.2%
5.25%, 1/15/09	22,520	22,654,138

Federal National Mortgage Assoc. Discount Notes — 18.8%(a)
2.45%, 11/03/08	87,501	87,489,090
1.25%, 11/07/08	14,600	14,596,958
2.60%, 12/01/08	100,000	99,783,334
2.70%, 12/03/08	200,000	199,520,000
2.43%, 12/10/08	22,000	21,942,199
2.53%, 12/10/08	45,000	44,876,663
2.60%, 12/16/08	150,000	149,512,500
2.60%, 12/17/08	75,000	74,750,833
2.39%, 12/24/08	742,160	739,553,989
2.30%, 12/31/08	50,000	49,808,333
2.28%, 1/07/09	153,940	153,286,781
2.20%, 1/30/09	25,000	24,862,500
2.20%, 2/02/09	28,626	28,463,309
2.20%, 2/11/09	23,592	23,444,943
2.60%, 2/17/09	270,000	267,894,000
2.35%, 2/18/09	22,200	22,042,041
2.12%, 2/23/09	24,300	24,136,866
2.33%, 3/04/09	100,000	99,203,917
2.34%, 3/31/09	132,440	131,148,710

		2,256,316,966

Total Agency Obligations — 54.8%		6,566,167,772

Repurchase Agreements
Banc of America Securities LLC,
0.25%, 11/03/08	800,000	800,000,000

(Agreement dated 10/31/08 to be repurchased at $800,016,667, collateralized by Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 4.00% to 6.50% due from 11/01/14 to 10/01/38.)

Barclays Capital, Inc.,
0.15%, 11/03/08	220,710	220,710,000
(Agreement dated 10/31/08 to be repurchased at $220,712,759, collateralized by U.S. Treasury Bonds 5.25% due 2/15/29.)
Barclays Capital, Inc.,
0.25%, 11/03/08	792,013	792,013,000
(Agreement dated 10/31/08 to be repurchased at $792,029,500, collateralized by Federal National Mortgage Assoc. Bonds 4.33% due 7/28/11.)
Barclays Capital, Inc.,
2.30%, 11/18/08	250,000	250,000,000
(Agreement dated 9/17/08 to be repurchased at $250,990,278, collateralized by Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 5.50% due from 1/01/36 to 1/01/38.)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	21

Schedule of Investments (concluded)	Fed Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Barclays Capital, Inc.,
2.60%, 12/09/08 (Agreement dated 10/09/08 to be repurchased at $200,881,111, collateralized by Federal National Mortgage Assoc. Bonds 5.50% due from 1/01/38 to 2/01/38.)	$200,000	$200,000,000
Barclays Capital, Inc.,
2.60%, 12/15/08 (Agreement dated 10/15/08 to be repurchased at $251,101,389, collateralized by Federal Home Loan Mortgage Corp. Bonds 5.50% to 6.00% due 8/01/38.)	250,000	250,000,000
Credit Suisse Securities (USA),
2.40%, 11/03/08 (Agreement dated 10/01/08 to be repurchased at $100,220,000, collateralized by Federal National Mortgage Assoc. Bonds 5.00% to 6.50% due from 12/01/33 to 8/01/38.)	100,000	100,000,000
Credit Suisse Securities (USA),
2.30%, 11/17/08 (Agreement dated 9/15/08 to be repurchased at $301,207,500, collateralized by Federal National Mortgage Assoc. Bonds 4.00% to 6.50% due from 7/01/18 to 7/01/38.)	300,000	300,000,000
Deutsche Bank Securities Inc.,
0.25%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $760,015,833, collateralized by Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Federal National Mortgage Assoc. Variable Rate Notes and Government National Mortgage Assoc. Bonds 4.50% to 7.00% due from 6/01/20 to 10/01/38.)	760,000	760,000,000
Deutsche Bank Securities Inc.,
0.25%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $427,008,896, collateralized by Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Federal National Mortgage Assoc. Variable Rate Notes and Government National Mortgage Assoc. Bonds 4.50% to 7.00% due from 6/01/20 to 10/01/38.)	427,000	427,000,000
Deutsche Bank Securities Inc.,
0.25%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $200,004,167, collateralized by Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Federal National Mortgage Assoc. Variable Rate Notes and Government National Mortgage Assoc. Bonds 4.50% to 7.00% due from 6/01/20 to 10/01/38.)	200,000	200,000,000
Deutsche Bank Securities Inc.,
2.50%, 11/10/08 (Agreement dated 10/09/08 to be repurchased at $150,333,333, collateralized by Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Federal National Mortgage Assoc. Variable Rate Notes and Government National Mortgage Assoc. Bonds 4.50% to 7.00% due from 6/01/20 to 10/01/38.)	150,000	150,000,000
Deutsche Bank Securities Inc.,
2.50%, 12/18/08 (Agreement dated 10/20/08 to be repurchased at $301,229,167, collateralized by Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Federal National Mortgage Assoc. Variable Rate Notes and Government National Mortgage Assoc. Bonds 4.50% to 7.00% due from 6/01/20 to 10/01/38.)	300,000	300,000,000
Greenwich Capital Markets, Inc.,
0.25%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $200,004,167 collateralized by U.S. Treasury Notes 4.50% due 5/15/17.)	200,000	200,000,000
Greenwich Capital Markets, Inc.,
2.30%, 11/03/08 (Agreement dated 10/02/08 to be repurchased at $100,204,444, collateralized by Federal National Mortgage Assoc. Bonds 5.50% to 6.00% due from 5/01/38 to 6/01/38.)	100,000	100,000,000
PNC Bank, N.A.,
0.00%, 11/03/08(c) (Agreement dated 10/31/08 to be repurchased at $36,000,000, collateralized by Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 4.00% to 6.00% due from 06/01/21 to 06/01/35.)	36,000	36,000,000
UBS Securities LLC,
0.20%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $200,003,333, collateralized by Government National Mortgage Assoc. Bonds and U.S. Treasury Bonds 5.00% to 6.125% due from 11/15/27 to 6/15/33.)	200,000	200,000,000
UBS Securities LLC,
0.22%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $114,002,090, collateralized by U.S. Treasury Bonds 6.125% due 11/15/27.)	114,000	114,000,000

Total Repurchase Agreements — 45.1%		5,399,723,000

Total Investments (Cost $11,965,890,772*) — 99.9%		11,965,890,772
Other Assets in Excess of Liabilities — 0.1%		7,753,307

Net Assets — 100.0%		$11,973,644,079

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Rate shown is as of report date.

(c)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Interest Income
PNC Bank N.A.	$27,500,000	$692,389

See Notes to Financial Statements.

22	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments October 31, 2008	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills — 28.4%(a)
0.60%, 11/20/08	$157,785	$157,734,827
0.65%, 11/28/08	60,957	60,927,284
0.54%, 1/02/09	150,000	149,860,500
0.55%, 1/02/09	250,000	249,763,194
0.70%, 1/02/09	650,000	649,216,389
0.73%, 1/02/09	25,000	24,968,569
1.03%, 1/08/09	250,000	249,513,611
0.50%, 1/15/09	609,633	608,997,966
0.88%, 1/15/09	425,000	424,220,833
0.52%, 1/29/09	500,000	499,354,132
0.53%, 1/29/09	175,000	174,770,701
0.65%, 1/29/09	400,000	399,357,222
0.66%, 1/29/09	175,000	174,715,540
0.90%, 1/29/09	628,231	626,833,186
0.88%, 4/09/09	150,000	149,417,000
1.03%, 4/09/09	945,000	940,703,798
1.04%, 4/09/09	25,000	24,884,615
1.05%, 4/09/09	225,000	223,955,072

Total U.S. Treasury Obligations — 28.4%		5,789,194,439

Repurchase Agreements
Barclays Capital, Inc.,
0.15%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $779,299,741, collateralized by U.S. Treasury Notes, U.S. Treasury Inflation Indexed Securities, U.S. Treasury Bonds and U.S. Treasury Bills 0.00% to 8.125% due from 11/13/08 to 8/15/29.)	779,290	779,290,000
Barclays Capital, Inc.,
1.25%, 11/04/08 (Agreement dated 10/02/08 to be repurchased at $500,572,917, collateralized by U.S. Treasury Notes, U.S. Treasury Bonds and U.S. Treasury Bills 0.00% to 9.00% due from 1/08/09 to 2/15/29.)	500,000	500,000,000
Barclays Capital, Inc.,
2.00%, 11/05/08 (Agreement dated 08/07/08 to be repurchased at $402,000,000, collateralized by U.S. Treasury Notes, U.S. Treasury Inflation Indexed Securities and U.S. Treasury Bills 0.00% to 5.50% due from 11/20/08 to 4/15/12.)	400,000	400,000,000
Barclays Capital, Inc.,
0.50%, 11/06/08 (Agreement dated 10/14/08 to be repurchased at $350,111,806, collateralized by U.S. Treasury Notes and U.S. Treasury Bonds 4.00% to 9.25% due from 2/15/15 to 2/15/16.)	350,000	350,000,000
Barclays Capital, Inc.,
1.00%, 11/26/08 (Agreement dated 10/29/08 to be repurchased at $450,350,000, collateralized by U.S. Treasury Notes and U.S. Treasury Bonds 3.375% to 6.375% due from 11/15/08 to 8/15/27.)	450,000	450,000,000
Barclays Capital, Inc.,
0.75%, 12/02/08 (Agreement dated 10/31/08 to be repurchased at $800,533,333, collateralized by U.S. Treasury Notes, U.S. Treasury Inflation Indexed Securities, U.S. Treasury Bonds and U.S. Treasury Bills 0.00% to 11.75% due from 1/15/09 to 11/15/16.)	800,000	800,000,000
Credit Suisse Securities (USA) LLC,
0.15%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $300,003,750, collateralized by U.S. Treasury Inflation Indexed Securities 2.375% to 3.00% due from 7/15/12 to 1/15/17.)	300,000	300,000,000
Credit Suisse Securities (USA) LLC,
0.70%, 11/10/08 (Agreement dated 10/10/08 to be repurchased at $200,120,556, collateralized by U.S. Treasury Inflation Indexed Securities 3.00% due 7/15/12.)	200,000	200,000,000
Credit Suisse Securities (USA) LLC,
2.05%, 1/05/09 (Agreement dated 8/08/08 to be repurchased at $378,203,125, collateralized by U.S. Treasury Inflation Indexed Securities 1.625% to 2.375% due from 1/15/17 to 1/15/18.)	375,000	375,000,000
Deutsche Bank Securities Inc.,
0.10%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $764,227,369, collateralized by U.S. Treasury Notes, U.S. Treasury Inflation Indexed Securities and U.S. Treasury Bonds 2.125% to 8.75% due from 9/30/09 to 8/15/29.)	764,221	764,221,000
Deutsche Bank Securities Inc.,
0.10%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $659,310,494, collateralized by U.S. Treasury Notes, U.S. Treasury Inflation Indexed Securities and U.S. Treasury Bonds 2.125% to 8.75% due from 9/30/09 to 8/15/29.)	659,305	659,305,000
Deutsche Bank Securities Inc.,
1.35%, 11/03/08 (Agreement dated 10/02/08 to be repurchased at $1,001,200,000, collateralized by U.S. Treasury Notes, U.S. Treasury Inflation Indexed Securities and U.S. Treasury Bonds 2.125% to 8.75% due from 9/30/09 to 8/15/29.)	1,000,000	1,000,000,000
Deutsche Bank Securities Inc.,
0.75%, 11/14/08 (Agreement dated 10/15/08 to be repurchased at $350,218,750, collateralized by U.S. Treasury Notes, U.S. Treasury Inflation Indexed Securities and U.S. Treasury Bonds 2.125% to 8.75% due from 9/30/09 to 8/15/29.)	350,000	350,000,000

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	23

Schedule of Investments (concluded)	T-Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Deutsche Bank Securities Inc.,
1.00%, 1/05/09 (Agreement dated 10/07/08 to be repurchased at $751,875,000, collateralized by U.S. Treasury Notes, U.S. Treasury Inflation Indexed Securities and U.S. Treasury Bonds 2.125% to 8.75% due from 9/30/09 to 8/15/29.)	$750,000	$750,000,000
Deutsche Bank Securities Inc.,
0.84%, 1/08/09 (Agreement dated 10/30/08 to be repurchased at $901,470,000, collateralized by U.S. Treasury Notes, U.S. Treasury Inflation Indexed Securities and U.S. Treasury Bonds 2.125% to 8.75% due from 9/30/09 to 8/15/29.)	900,000	900,000,000
Greenwich Capital Markets, Inc.,
0.10%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $800,006,667, collateralized by U.S. Treasury Inflation Indexed Securities 0.875% to 4.25% due from 1/15/10 to 1/15/18.)	800,000	800,000,000
Greenwich Capital Markets, Inc.,
1.15%, 11/07/08 (Agreement dated 10/06/08 to be repurchased at $900,920,000, collateralized by U.S. Treasury Inflation Indexed Securities 0.875% to 3.875% due from 1/15/09 to 1/15/26.)	900,000	900,000,000
Greenwich Capital Markets, Inc.,
0.95%, 11/17/08 (Agreement dated 10/16/08 to be repurchased at $400,337,778, collateralized by U.S. Treasury Strips due from 11/15/19 to 2/15/37.)	400,000	400,000,000
Greenwich Capital Markets, Inc.,
2.04%, 2/02/09 (Agreement dated 9/09/08 to be repurchased at $730,998,167, collateralized by U.S. Treasury Inflation Indexed Securities 0.875% to 3.00% due from 4/15/10 to 1/15/17.)	725,000	725,000,000
HSBC Securities (USA) Inc.,
0.10%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $750,006,250, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes 4.00% to 7.625% due from 6/30/09 to 2/15/36.)	750,000	750,000,000
JPMorgan Securities Inc.,
0.10%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $900,007,500, collateralized by U.S. Treasury Bonds, U.S. Treasury Notes and U.S. Treasury Strips 0.00% to 4.875% due from 8/15/09 to 5/15/38.)	900,000	900,000,000
Mizuho Securities USA Inc.,
0.15%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $800,010,000, collateralized by U.S. Treasury Strips, U.S. Treasury Notes, U.S. Treasury Bonds and U.S. Treasury Strip Principals 0.00% to 9.00% due from 11/15/08 to 5/15/37.)	800,000	800,000,000
Morgan Stanley & Co., Inc.,
0.10%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $192,001,600, collateralized by U.S. Treasury Bills due 1/02/09.)	192,000	192,000,000
UBS Securities LLC,
0.10%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $550,004,583, collateralized by U.S. Treasury Notes and U.S. Treasury Strip Principals 0.00% to 6.125% due from 2/15/15 to 11/15/27.)	550,000	550,000,000

Total Repurchase Agreements — 71.6%		14,594,816,000

Total Investments (Cost $20,384,010,439*) — 100.0%		20,384,010,439
Other Assets in Excess of Liabilities — 0.0%		8,302,643

Net Assets — 100.0%		$20,392,313,082

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Interest Income
Merrill Lynch Government Securities Inc.	$(800,000,000)	$178,354

See Notes to Financial Statements.

24	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments October 31, 2008	Federal Trust Fund
(Percentages shown are based on Net Assets)

Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Discount Notes — 28.6%(a)
0.01%, 11/03/08	$18,316	$18,315,990
0.45%, 11/03/08	15,000	14,999,625
0.65%, 11/03/08	5,000	4,999,820
1.30%, 11/21/08	25,000	24,981,944
1.10%, 12/01/08	25,000	24,977,083
0.90%, 12/08/08	10,000	9,990,750
1.15%, 12/15/08	20,000	19,971,889
0.80%, 12/18/08	10,000	9,989,556
1.85%, 2/03/09	10,000	9,951,694

		138,178,351

Federal Farm Credit Bank Variable Rate Notes — 6.2%(b)
1.09%, 3/12/09	15,000	15,000,000
1.23%, 3/05/10	15,000	15,000,000

		30,000,000

Federal Home Loan Bank Bonds — 6.2%
3.62%, 11/14/08	30,000	30,013,424

Federal Home Loan Bank Discount Notes — 32.8%(a)
0.70%, 11/05/08	5,270	5,269,590
0.05%, 11/07/08	3,800	3,799,968
0.90%, 11/07/08	5,000	4,999,250
1.20%, 11/07/08	4,000	3,999,200
2.47%, 11/10/08	5,000	4,996,912
2.10%, 11/14/08	2,350	2,348,218
2.53%, 11/19/08	7,000	6,991,145
2.28%, 11/21/08	5,000	4,993,667
2.55%, 11/21/08	7,000	6,990,083
2.27%, 11/28/08	10,000	9,982,975
1.25%, 12/08/08	5,000	4,993,576
2.24%, 12/12/08	7,000	6,982,142
1.32%, 12/29/08	5,000	4,989,367
2.00%, 12/29/08	3,443	3,431,906
2.00%, 1/05/09	15,000	14,945,833
2.05%, 1/05/09	10,000	9,962,986
2.80%, 1/05/09	20,000	19,898,889
2.20%, 1/09/09	5,000	4,978,917
2.70%, 1/21/09	4,470	4,442,845
2.50%, 1/26/09	20,000	19,880,556
2.10%, 2/24/09	10,000	9,932,917

		158,810,942

Federal Home Loan Bank Variable Rate Notes — 19.0%(b)
4.12%, 1/09/09	25,000	25,008,150
2.68%, 2/11/09	20,000	20,000,000
4.20%, 8/10/09	25,000	25,000,000
4.59%, 1/11/10	22,000	22,019,999

		92,028,149

Tennessee Valley Authority Bonds — 6.9%
5.38%, 11/13/08	33,169	33,203,011

Total Investments (Cost $482,233,877*) — 99.7%		482,233,877
Other Assets in Excess of Liabilities — 0.3%		1,224,919

Net Assets — 100.0%		$483,458,796

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Rate shown is as of report date.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	25

Schedule of Investments October 31, 2008	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills — 100.0%(a)
0.49%, 11/06/08	$35,512	$35,509,583
0.55%, 11/06/08	50,000	49,996,181
1.13%, 11/06/08	140,000	139,978,028
1.29%, 11/06/08	17,823	17,819,807
1.36%, 11/06/08	119,918	119,895,349
1.45%, 11/06/08	17,408	17,404,494
1.70%, 11/06/08	250,000	249,941,146
1.71%, 11/06/08	100,000	99,976,250
1.78%, 11/06/08	20,506	20,500,930
0.18%, 11/13/08	14,275	14,274,144
0.20%, 11/13/08	82,159	82,153,523
0.27%, 11/13/08	34,275	34,271,915
0.33%, 11/13/08	150,000	149,983,500
0.40%, 11/13/08	205,900	205,872,547
0.47%, 11/13/08	45,000	44,992,950
0.75%, 11/13/08	50,000	49,987,500
0.85%, 11/13/08	50,000	49,985,833
0.90%, 11/13/08	80,000	79,976,000
0.92%, 11/13/08	80,000	79,975,333
1.82%, 11/13/08	50,000	49,969,750
0.10%, 11/20/08	81,161	81,156,716
0.31%, 11/20/08	50,000	49,991,819
0.35%, 11/20/08	96,339	96,321,204
0.38%, 11/20/08	6,160	6,158,765
0.50%, 11/20/08	200,000	199,947,222
0.55%, 11/20/08	180,000	179,947,750
0.60%, 11/20/08	195,000	194,938,250
1.88%, 11/20/08	250,000	249,751,813
0.10%, 11/28/08	197,000	196,985,225
0.15%, 11/28/08	50,000	49,994,375
0.22%, 11/28/08	75,000	74,987,625
0.40%, 11/28/08	140,000	139,957,925
0.42%, 11/28/08	100,000	99,968,500
0.50%, 11/28/08	50,000	49,981,250
0.62%, 11/28/08	60,914	60,885,675
0.63%, 11/28/08	225,000	224,893,688
1.70%, 11/28/08	25,000	24,968,125
0.10%, 12/04/08	100,000	99,990,833
0.23%, 12/04/08	100,000	99,978,917
0.24%, 12/04/08	50,000	49,989,000
0.25%, 12/04/08	50,000	49,988,542
0.60%, 12/04/08	50,000	49,972,500
0.70%, 12/04/08	65,000	64,958,292
1.35%, 12/04/08	100,000	99,876,250
1.69%, 12/04/08	50,000	49,922,427
1.72%, 12/04/08	152,963	152,721,356
1.94%, 12/04/08	25,000	24,955,519
0.20%, 12/11/08	50,000	49,989,111
0.55%, 12/11/08	14,951	14,941,863
0.64%, 12/11/08	100,000	99,928,889
0.85%, 12/11/08	41,547	41,507,761
1.72%, 12/11/08	195,000	194,627,069
1.73%, 12/11/08	100,000	99,807,778
0.70%, 12/26/08	100,000	99,893,056
0.75%, 12/26/08	100,000	99,885,417
2.25%, 12/26/08	42,000	41,855,625
0.33%, 1/02/09	100,000	99,943,167
0.42%, 1/02/09	25,000	24,982,132
0.48%, 1/02/09	100,000	99,917,333
0.62%, 1/02/09	100,000	99,893,222
0.65%, 1/02/09	150,000	149,832,083
0.70%, 1/02/09	275,000	274,668,472
0.76%, 1/02/09	17,153	17,130,401
1.10%, 1/02/09	79,854	79,702,721
1.20%, 1/02/09	100,000	99,792,817
1.55%, 1/02/09	50,000	49,866,528
2.07%, 1/02/09	17,000	16,939,541
2.13%, 1/02/09	17,000	16,937,785
0.46%, 1/08/09	200,000	199,826,222
1.48%, 1/08/09	100,000	99,720,444
2.03%, 1/08/09	21,224	21,142,457
2.07%, 1/08/09	21,000	20,917,890
0.50%, 1/15/09	250,000	249,739,583
0.78%, 1/15/09	100,000	99,836,979
1.81%, 1/15/09	55,624	55,414,251
1.91%, 1/15/09	50,000	49,801,562
1.92%, 1/15/09	35,000	34,860,365
1.00%, 1/22/09	50,000	49,885,542
1.96%, 1/22/09	42,000	41,812,972
0.54%, 1/29/09	50,000	49,933,868
0.61%, 1/29/09	50,000	49,924,844
0.90%, 1/29/09	200,000	199,555,000
1.30%, 1/29/09	25,000	24,919,962
1.89%, 1/29/09	23,000	22,892,533
1.90%, 1/29/09	23,000	22,891,964
1.88%, 2/05/09	70,000	69,649,067
1.89%, 2/05/09	30,000	29,848,720
1.99%, 2/12/09	40,000	39,772,713
2.00%, 2/12/09	40,000	39,771,454
1.99%, 2/19/09	45,000	44,726,375
1.91%, 2/26/09	45,000	44,720,663

Total Investments (Cost $7,649,262,527*) — 100.0%		7,649,262,527
Liabilities in Excess of Other Assets — (0.0%)		(3,263,656)

Net Assets — 100.0%		$7,645,998,871

*	Aggregate cost for federal income tax purposes is $7,649,317,143.

(a)	Rate shown reflects the discount rate at the time of purchase.

See Notes to Financial Statements.

26	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments October 31, 2008	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
Alabama Hospital Association Special Care Facilities Financing Authority RB (Mizell Memorial Hospital, Inc. Project) Series 2002 DN (Regions Bank LOC), (VMIG-1) 2.40%, 11/07/08(a)	$5,265	$5,265,000
Alabama Public School & College Authority RB Municipal Trust Receipts Floaters Series 2008-31 DN (Branch Banking & Trust Co. Liquidity Facility), (A-1+) 1.60%, 11/07/08(a)(b)	4,480	4,480,000
Mobile Industrial Development Board PCRB (Alabama Power Co. Barry Plant Project) Series 2008 MB (Southern Companies Guaranty), (A-1, MIG-1) 2.00%, 1/02/09	3,900	3,900,000

		13,645,000

Arizona — 3.6%
Apache County IDRB (Tucson Electric Power Co. Project) Series 1983A DN (ABN AMRO Bank N.V. LOC), (A-1+, VMIG-1) 1.75%, 11/07/08(a)	19,575	19,575,000
Apache County IDRB (Tucson Electric Power Co. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC), (A-1+, VMIG-1) 1.75%, 11/07/08(a)	1,000	1,000,000
Arizona Health Facilities Authority RB (Banner Health Project) Series 2008F DN (JP Morgan Chase & Co. LOC), (A-1+, F-1+) 2.00%, 11/07/08(a)	23,950	23,950,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP DN (Wells Fargo Bank N.A. Liquidity Facility), (A-1+, F-1+) 1.60%, 11/07/08(a)(b)	775	775,000
Pima County IDRB (Tucson Electric Power Co. Project) Series 2008 DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1) 1.75%, 11/07/08(a)	10,200	10,200,000
Pinal County Electrical District No. 3 RB Series 2006U-1 DN (Bank of America N.A. SBPA), (VMIG-1) 1.87%, 11/07/08(a)(b)	11,100	11,100,000
Salt River Pima-Maricopa Indian Community RB Series 2005 DN (Bank of America N.A. LOC), (A-1+) 1.50%, 11/07/08(a)	63,976	63,976,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A DN (Bank of America N.A. LOC), (VMIG-1) 1.50%, 11/07/08(a)	7,400	7,400,000

		137,976,000

Arkansas — 0.1%
Arkansas GO Series 2000A MB, (Aa2) 5.50%, 8/01/09	2,475	2,547,132
Fort Smith Sales & Use Tax RB Series 2008 BAN, 3.00%, 9/01/09	885	886,717

		3,433,849

California — 1.1%
Northstar Community Housing Corp. RB (Multi-Family Housing Project) Series 2006A DN (U.S. Bank N.A. LOC), (A-1+) 1.82%, 11/07/08(a)	3,000	3,000,000
Sacramento County GO Series 2008 TRAN, (SP-1+, MIG-1) 2.50%, 8/07/09	40,600	40,878,196

		43,878,196

Colorado — 3.8%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 DN (U.S. Bank N.A. LOC), (A-1+) 1.92%, 11/07/08(a)	10,560	10,560,000

Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 DN (U.S. Bank N.A. LOC), (A-1+) 1.92%, 11/07/08(a)	6,345	6,345,000
Aurora Centretech Metropolitan District GO Series 1998 DN (U.S. Bank N.A. LOC), (A-1+) 1.82%, 11/07/08(a)	3,170	3,170,000
Aurora COP Series 2008A DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1) 2.25%, 11/07/08(a)	5,000	5,000,000
Base Village Metropolitan District No. 2 RB Series 2008A DN (U.S. Bank N.A. LOC), (A-1+) 1.82%, 11/07/08(a)	4,835	4,835,000
Base Village Metropolitan District No. 2 RB Series 2008B DN (U.S. Bank N.A. LOC), (A-1+) 1.82%, 11/07/08(a)	6,510	6,510,000
Colorado Educational & Cultural Facilities Authority RB (Northwest University Project) Series 2007 DN (Bank of America N.A. LOC), (A-1+) 1.75%, 11/07/08(a)	8,115	8,115,000
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Conference of Seventh-Day Adventists Projects) Series 2008 DN (Bank of America N.A. LOC), (A-1+) 1.70%, 11/07/08(a)	10,000	10,000,000
Commerce City Northern Infrastructure General Improvement District GO Series 2008 DN (U.S. Bank N.A. LOC), (A-1+) 1.82%, 11/07/08(a)	8,625	8,625,000
Cornerstar Metropolitan District RB Series 2007 DN (BBVA Bank), (A-1) 1.92%, 11/07/08(a)	10,000	10,000,000
Denver City & County COP Series 2008A-2 DN (JPMorgan Chase Bank SBPA), (VMIG-1, F-1+) 1.25%, 11/07/08(a)	15,600	15,600,000
Denver Urban Renewal Authority Tax Increment RB Series 2008A-2 DN (U.S. Bank N.A. LOC), (A-1+, F-1+) 1.77%, 11/07/08(a)	10,000	10,000,000
Park 70 Metropolitan District GO Series 2008 DN (U.S. Bank N.A. LOC), (A-1+) 1.80%, 11/07/08(a)	4,050	4,050,000
Solaris Metropolitan District No. 1 RB Series 2008 DN (KeyBank N.A. LOC), (A-1) 2.52%, 11/07/08(a)	5,610	5,610,000
Southglenn Metropolitan District RB Series 2007 DN (BNP Paribas LOC), (A-1+) 1.87%, 11/07/08(a)	3,100	3,100,000

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	27

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Timnath Development Authority RB Series 2007 DN (Compass Bank LOC), (A-1) 1.92%, 11/07/08(a)	$6,675	$6,675,000
University of Colorado Hospital Authority RB Series 2007 ROC-RR-II-R-10243CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty), (VMIG-1) 1.81%, 11/07/08(a)(b)	27,500	27,500,000

		145,695,000

Connecticut — 1.0%
Danbury GO Series 2008 BAN, (SP-1+, MIG-1, F-1+) 3.00%, 7/30/09	37,145	37,545,121

Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 DN (M&T Bank Corp. LOC), (A-1) 2.33%, 11/07/08(a)	2,235	2,235,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A DN (M&T Bank Corp. LOC), (A-1) 1.87%, 11/07/08(a)	2,375	2,375,000

		4,610,000

District of Columbia — 1.6%
District of Columbia GO Series 2001D DN (Dexia Credit Local LOC), (A-1, VMIG-1, F-1+) 2.80%, 11/07/08(a)	6,400	6,400,000
District of Columbia RB (American University Project) 2006A DN (Bank of America N.A. LOC), (A-1+, VMIG-1) 1.50%, 11/07/08(a)	33,000	33,000,000
District of Columbia RB (Arts & Technology Academy Project) Series 2002 DN (M&T Bank Corp. LOC), (VMIG-1) 1.82%, 11/07/08(a)	3,445	3,445,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A DN (M&T Bank Corp. LOC), (A-1) 1.82%, 11/07/08(a)	7,100	7,100,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 DN (Branch Banking & Trust Co. LOC), (VMIG-1) 1.68%, 11/07/08(a)(b)	1,700	1,700,000
District of Columbia RB Series 2007 ROC-RR-II-R-11099PB DN (AMBAC Insurance, PB Capital Corp. Liquidity Facility), (VMIG-1) 1.95%, 11/07/08(a)(b)	11,985	11,985,000

		63,630,000

Florida — 5.2%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1017 DN (Branch Banking & Trust LOC, Branch Banking & Trust Liquidity Facility), (VMIG-1) 1.50%, 11/07/08(a)	35,000	35,000,000
Brevard County Health Facilities Authority RB (Retirement Housing Foundation Project) Series 2008 DN (KBC Bank N.V. LOC), (A-1+) 1.70%, 11/07/08(a)	6,400	6,400,000
Broward County Professional Sports Facilities RB Spears (Civic Arena Project) Series 2008DB-487 DN (AMBAC Insurance, Deutsche Bank Liquidity Facility), (F-1+) 1.60%, 11/07/08(a)(b)	7,140	7,140,000
Cape Coral Water & Sewer RB Series 2007 ROC-RR-II-R-11097PB DN (AMBAC Insurance, FSA Insurance, PB Capital Corp. Liquidity Facility), (VMIG-1) 2.57%, 11/07/08(a)(b)	6,175	6,175,000
Citizens Property Insurance Corp. RB Municipal Trust Receipts Floaters Series 2008-46A DN (MBIA Insurance, Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+) 1.70%, 11/07/08(a)(b)	6,250	6,250,000

Dade County Development Authority PCRB (Florida Power & Light Co. Project) Series 1995 DN, (A-1, VMIG-1) 1.45%, 11/03/08(a)	1,100	1,100,000
Florida Higher Educational Facilities Financing Authority RB (Ringling College of Art & Design, Inc. Project) Series 2008 DN (SunTrust Bank N.A. LOC), (A-1+) 1.85%, 11/07/08(a)	3,500	3,500,000
Florida State Board of Education GO Series 2006E MB, 5.00%, 6/01/09	2,580	2,622,290
Fort Pierce Redevelopment Agency RB Eclipse Funding Trust Series 2006-0130 DN (U.S. bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+) 1.60%, 11/07/08(a)(b)	3,945	3,945,000
Hernando County Water & Sewer RB Eclipse Funding Trust Series 2006-0035 DN (MBIA Insurance, U.S. Bank LOC, U.S. Bank N.A. Liquidity Facility), (A-1+) 1.60%, 11/07/08(a)(b)	9,900	9,900,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 1996A-3 DN (SunTrust Bank LOC), (A-1+, VMIG-1, F-1+) 1.87%, 11/06/08(a)	4,100	4,100,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2006B-2 DN (SunTrust Bank LOC), (A-1, VMIG-1, F-1+) 2.10%, 11/07/08(a)	2,000	2,000,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2007A-2 DN (Adventist Health Guaranty), (A-1, VMIG-1, F-1+) 1.80%, 11/07/08(a)	1,070	1,070,000
Highlands County Health Facilities Authority RB (Adventist Health Systems Project) Series 2007C DN (SunTrust Bank LOC), (A-1+, VMIG-1, F-1+) 1.70%, 11/07/08(a)	2,900	2,900,000

See Notes to Financial Statements.

28	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Jacksonville Electric Authority TECP (WestLB AG LOC), (A-1, VMIG-1, F-1+) 1.72%, 12/11/08	$13,700	$13,700,000
JEA Electrical System RB Series 2008D-2 DN (Fortis Bank SBPA), (A-1, F-1+) 1.60%, 11/07/08(a)	31,050	31,050,000
Lee County Healthcare Facilities IDRB (Shell Point Project) Series 2002A DN (Bank of America N.A. LOC), (A-1+) 1.70%, 11/07/08(a)	6,500	6,500,000
Miami-Dade County School Board COP Eclipse Funding Trust Series 2007A DN (U.S. Bank LOC), (A-1+) 1.60%, 11/07/08(a)(b)	2,665	2,665,000
Orlando & Orange County Expressway Authority RB Series 2008B-3 DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1, F-1+) 2.30%, 11/07/08(a)	20,000	20,000,000
Palm Beach County RB PUTTERS Series 2008-2622 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1) 1.83%, 11/07/08(a)(b)	1,655	1,655,000
Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty), (VMIG-1) 2.05%, 11/07/08(a)(b)(c)	2,130	2,130,000
South Florida Water Management District COP Series 2007 ROC-RR-II-R-746PB DN (AMBAC Insurance, PB Capital Corp. Liquidity Facility), (VMIG-1) 2.09%, 11/07/08(a)(b)	25,010	25,010,000
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1) 1.83%, 11/07/08(a)(b)	1,035	1,035,000
St. Johns County RB Series 2007 ROC-RR-II-R-755PB DN (BHAC Insurance, MBIA Insurance, PB Capital Corp. Liquidity Facility), (VMIG-1) 2.00%, 11/07/08(a)(b)	6,045	6,045,000

		201,892,290

Georgia — 1.1%
Bibb County Methodist Home Development Authority RB Series 2001 DN (SunTrust Bank LOC), (VMIG-1) 1.90%, 11/07/08(a)	2,000	2,000,000
Chatham County School District GO Series 1998B MB (State Aid Withholding Insurance), 5.00%, 8/01/09	1,000	1,025,331
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D DN (SunTrust Bank LOC), (VMIG-1) 1.68%, 11/07/08(a)	1,100	1,100,000
Fulton County Development Authority RB (Georgia Technical Facilities Project) Series 2008B DN (SunTrust Bank LOC), (A-1+, VMIG-1) 1.80%, 11/07/08(a)	3,400	3,400,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 DN (Branch Banking & Trust Co. LOC), (VMIG-1) 1.68%, 11/07/08(a)	3,000	3,000,000
Georgia Road & Tollway Authority RB Series 2006 MB, 5.00%, 6/01/09	1,500	1,529,473
Gwinnett County Hospital Authority RB (Gwinnett Hospital System Project) Series 2008C DN (Wachovia Bank N.A. LOC), (VMIG-1) 2.35%, 11/07/08(a)	11,925	11,925,000
Henry County Water & Sewer Authority RB Series 2005A DN (FSA Insurance, MBIA Insurance, Helaba Landesbank Liquidity Facility), (A-1) 1.95%, 11/07/08(a)(b)	16,640	16,640,000

		40,619,804

Hawaii — 0.1%
Hawaii GO Series 2007 ROC-RR-II-R-12161 DN (FSA Insurance, Bank of New York Liquidity Facility), (A-1+, VMIG-1) 2.35%, 11/07/08(a)(b)	3,470	3,470,000

Idaho — 0.2%
Idaho GO Series 2008 TAN, (SP-1+, MIG-1, F-1+) 3.00%, 6/30/09	6,700	6,755,627

Illinois — 5.9%
Chicago GO Municipal Trust Receipts Floaters Series 2008A DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+) 1.70%, 11/06/08(a)(b)	3,270	3,270,000
Chicago GO Series 2007F DN (Banco Bilbao Vizcaya Argentaria S.A. SBPA), (A-1+, VMIG-1, F-1+) 1.20%, 11/07/08(a)	630	630,000
Chicago Transit Authority COP Series 2008 ROC-RR-II-R-11551 DN (AGC-ICC Insurance, Citibank N.A. Liquidity Facility), (A-1+) 2.14%, 11/03/08(a)(b)	27,695	27,695,000
Cook County Township High School District Number 225 GO PUTTERS Series 2008-2445 DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1) 1.83%, 11/07/08(a)(b)	2,120	2,120,000
Illinois Dedicated Tax RB Macon Trust Certificates Series 2002N DN (AMBAC Insurance, Bank of America N.A. SBPA), (A-1+) 1.92%, 11/07/08(a)(b)	2,935	2,935,000
Illinois Educational Facilities Authority RB Macon Trust Certificates Series 2005D DN (Bank of America N.A. SBPA), (A-1+) 1.82%, 11/07/08(a)(b)	2,780	2,780,000
Illinois Finance Authority RB (New Hope, Inc. Project) Series 2008 DN (RBS Citizens N.A. LOC), 1.92%, 11/07/08(a)	1,625	1,625,000
Illinois GO Macon Trust Certificates Series 2006L DN (Bank of America N.A. SBPA), (VMIG-1) 1.82%, 11/07/08(a)(b)	3,500	3,500,000
Illinois GO Series 2005 MB, 5.00%, 4/01/09	4,200	4,258,393

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	29

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Health Facilities Authority RB (Northwestern Memorial Hospital Project) Series 1995 DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1) 1.78%, 11/07/08(a)	$4,200	$4,200,000
Illinois Highway Authority Toll RB Series 2007A-1 DN (Dexia Credit Local SBPA), (A-1+, VMIG-1, F-1+) 2.70%, 11/07/08(a)	92,245	92,245,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Spears (McCormick Place Expansion Project) Series 2008DB-476 DN (MBIA Insurance, Deutsche Bank Liquidity Facility), (F-1+) 1.62%, 11/07/08(a)(b)	35,915	35,915,000
Regional Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-55A DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+) 1.70%, 11/06/08(a)(b)	2,420	2,420,000
University of Illinois COP (Infrastructure Utility Projects) Series 2004 DN (Bank of America N.A. LOC), (A-1+, VMIG-1) 2.00%, 11/07/08(a)	40,000	40,000,000
Will & Kendall Counties Community Consolidated School District Number 202 GO PUTTERS Series 2008-2569 DN (Assured Guaranty Ltd. Insurance, JPMorgan Chase & Co. Liquidity Facility), (A-1+) 2.32%, 11/07/08(a)(b)	5,215	5,215,000

		228,808,393

Indiana — 3.8%
Daviess County Economic Development RB (Daviess Community Hospital Project) Series 2006 DN (KeyBank N.A. LOC), (VMIG-1) 1.80%, 11/07/08(a)	8,350	8,350,000
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Royal Bank of Scotland LOC), (A-1+) 1.97%, 11/07/08(a)	10,475	10,475,000
Fort Wayne RB (University of St. Francis Project) Series 2008 DN (JPMorgan Chase Bank LOC), (VMIG-1) 1.86%, 11/07/08(a)	1,800	1,800,000
Indiana Bond Bank RB (Advance Funding Program) Series 2008A RAN (Bank of New York LOC), (SP-1+) 3.00%, 1/30/09	15,000	15,032,585
Indiana Bond Bank RB (Mid-Year Funding Program Notes Project) Series 2008A RAN (Bank of New York LOC), (SP-1+) 3.00%, 5/28/09	16,600	16,708,998
Indiana Development Finance Authority RB (Heritage Christian School Project) Series 2003 DN (KeyBank N.A. LOC), (A-1+) 1.73%, 11/07/08(a)	7,585	7,585,000
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A DN (LaSalle Bank N.A. LOC), (A-1+) 1.70%, 11/07/08(a)	12,935	12,935,000
Indiana Finance Authority RB PUTTERS Series 2006-1642 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1) 1.83%, 11/07/08(a)(b)	3,105	3,105,000
Indiana Finance Authority RB Series 2005A-1 DN (Bank of New York SBPA, Dexia Credit Local SBPA, RBS Citizens N.A. SBPA), (A-1+, VMIG-1, F-1+) 5.00%, 11/07/08(a)	35,000	35,000,000
Indiana Finance Authority RB Series 2008A2 DN (Bank of New York SBPA, RBS Citizens N.A. SBPA, JPMorgan Chase Bank SBPA), (AA-, A-1+, Aa3) 2.00%, 11/07/08(a)	30,000	30,000,000
Winona Lake Economic Development RB (Grace College Project) Series 2006 DN (KeyBank N.A. LOC), (A-1) 3.04%, 11/07/08(a)	6,615	6,615,000

		147,606,583

Iowa — 1.1%
Des Moines Commercial Development RB (Grand Office Park Project) Series 1985 DN (Principal Life Insurance Co. Guaranty), (A-1+) 2.00%, 11/07/08(a)	8,000	8,000,000
Iowa Finance Authority Healthcare Facilities RB (Iowa Health System Project) Series 2008A-1 DN (Assured Guaranty Ltd. Insurance, Landesbank Baden-Wuerttemberg Girozentrale Liquidity Facility), (VMIG-1, F-1+) 3.75%, 11/07/08(a)	22,000	22,000,000
Urbandale IDRB (Aurora Business Park Assoc. Project) Series 1985 DN (Principal Life Insurance Co. Guaranty), (A-1+) 2.30%, 11/07/08(a)	9,200	9,200,000
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC), 2.30%, 11/07/08(a)	4,500	4,500,000

		43,700,000

Kansas — 0.1%
Lenexa RB Series 2007-302 DN (Bank of America N.A. Liquidity Facility), (VMIG-1) 1.87%, 11/07/08(a)(b)	4,000	4,000,000

Kentucky — 0.4%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A DN (U.S. Bank N.A. LOC), (VMIG-1) 1.85%, 11/07/08(a)	3,750	3,750,000
Kentucky Asset Liability Commission GO Series 2008A TAN, (SP-1+, MIG-1, F-1+) 3.00%, 6/25/09	6,800	6,852,704
Kentucky Economic Development Finance Authority RB (Adventist Long Term Care Project) Series 2007 DN (SunTrust Bank LOC), (A-1+) 1.70%, 11/07/08(a)	5,720	5,720,000

		16,322,704

Louisiana — 5.7%
Donaldsonville IDRB (Chef John Folse & Co. Project) Series 2007A DN (Regions Bank LOC), 2.50%, 11/07/08(a)	5,000	5,000,000
Lafourche Parish Consolidated School District No. 1 GO Series 2008 MB (Assured Guaranty Ltd. Insurance), (AAA) 3.00%, 11/07/08	295	295,594
See Notes to Financial Statements.

30	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Lake Charles Harbor & Terminal District RB (Lake Charles Cogeneration Project) Series 2008 MB (Rabobank N.A. Guaranty), (AAA) 2.25%, 3/15/09	$30,000	$30,000,000
Louisiana Gas & Fuel Tax RB Series 2006-0150 DN (FSA Insurance, Citibank N.A. LOC), (A-1+) 2.35%, 11/07/08(a)(b)	23,735	23,735,000
Louisiana Gas & Fuel Tax RB Series 2006A-137 DN (FSA Insurance, Citibank N.A. SBPA), (A-1+) 2.35%, 11/07/08(a)(b)	1,040	1,040,000
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 DN (Federal National Mortgage Assoc. Guaranty), (A-1+) 1.97%, 11/07/08(a)	5,235	5,235,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B DN, (A-1+) 1.85%, 11/07/08(a)	7,500	7,500,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Northwestern State University Student Project) Series 2007A DN (Regions Bank LOC), (A-1) 1.92%, 11/07/08(a)	17,570	17,570,000
Louisiana Public Facilities Authority RB (City Plaza LLC Project) Series 2008 DN (Regions Bank LOC), (VMIG-1) 2.32%, 11/07/08(a)	36,720	36,720,000
Louisiana Public Facilities Authority RB (GCGK Investments LLC Project) Series 2006 DN (AmSouth Bank LOC), (P-1) 2.37%, 11/07/08(a)	3,900	3,900,000
Louisiana Public Facilities Authority RB (Tiger Athletic Foundation Project) Series 2004 DN, (VMIG-1, F-1+) 1.50%, 11/07/08(a)	60,810	60,810,000
Monroe Sales & Use Tax RB Series 2007A DN (FSA Insurance, JPMorgan Chase Bank SBPA), (A-1+) 1.92%, 11/07/08(a)	28,180	28,180,000

		219,985,594

Maine — 0.1%
Maine School Administrative District No. 051 GO Series 2007 BAN, (SP-1+) 3.75%, 12/30/08	4,000	4,004,058

Maryland — 2.0%
Anne Arundel County RB Series 1996 DN (AllFirst Bank LOC), (VMIG-1) 2.33%, 11/07/08(a)	4,705	4,705,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 DN (M&T Bank Corp. LOC), (A-1) 1.82%, 11/07/08(a)	2,075	2,075,000
Chestertown Economic Development Project RB (Washington College Project) Series 2008A DN (Citizens Bank N.A. LOC), (VMIG-1) 1.77%, 11/07/08(a)	7,000	7,000,000
Maryland Economic Development Corp. RB (American Health Assistance Foundation Facility Project) Series 2001 DN (M&T Bank Corp. LOC), (A-1) 1.87%, 11/07/08(a)	1,800	1,800,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A DN (M&T Bank Corp. LOC), (A-1) 1.82%, 11/07/08(a)(d)	2,005	2,005,000
Maryland Economic Development Corp. RB (Local Government Insurance Trust Facility Project) Series 2007 DN (M&T Bank Corp. LOC), (A-1) 1.82%, 11/07/08(a)	4,210	4,210,000
Maryland Health & Higher Educational Facilities Authority RB (Adventist Healthcare Project) Series 2005A DN (LaSalle Bank N.A. LOC), (VMIG-1) 1.70%, 11/07/08(a)	11,700	11,700,000

Maryland Health & Higher Educational Facilities Authority RB (Mercy Medical Center Issue Project) Series 2008 DN (Manufacturers & Traders Trust Co. LOC), (A-1) 1.82%, 11/07/08(a)	29,325	29,325,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 DN (M&T Bank Corp. LOC), (A-1) 2.33%, 11/07/08(a)	8,130	8,130,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 DN (M&T Bank Corp. LOC), (A-1) 1.87%, 11/07/08(a)	2,730	2,730,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 DN (M&T Bank Corp. LOC), (A-1) 1.82%, 11/07/08(a)	2,400	2,400,000

		76,080,000

Massachusetts — 4.8%
Massachusetts Development Finance Agency RB (Custodial Receipts Project) Series 2007-344 DN (Bank of America N.A. LOC, Bank of America N.A. Liquidity Facility), (VMIG-1) 1.93%, 11/07/08(a)(b)	41,815	41,815,000
Massachusetts Development Finance Agency RB (Hillside School Project) Series 2007 DN (Sovereign Bank LOC, JPMorgan Chase Bank LOC), (A-1+) 1.83%, 11/07/08(a)	9,870	9,870,000
Massachusetts GO Municipal Trust Receipts Floaters Series 2007-2005 DN (Branch Banking & Trust Co. Liquidity Facility), (VMIG-1) 1.50%, 11/07/08(a)(b)	6,450	6,450,000
Massachusetts GO Series 2001C MB, (AA, Aa2) 5.25%, 12/01/08	5,285	5,299,316
Massachusetts GO Series 2008B RAN, (SP-1+, MIG-1, F-1+) 4.00%, 4/30/09	15,900	16,039,342

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	31

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts GO Series 2008C RAN, (SP-1+, MIG-1, F-1+) 4.00%, 5/29/09	$15,900	$16,061,617
Massachusetts Health & Educational Facilities Authority RB (Alliance Health of Southeastern Massachusetts Issue Project) Series 2007A DN (RBS Citizen N.A. LOC), (A-1+) 2.31%, 11/07/08(a)	8,290	8,290,000
Massachusetts TECP, (A-1+, P-1)
1.50%, 11/03/08	20,000	20,000,000
1.62%, 11/05/08	10,000	10,000,000
1.55%, 12/04/08	12,000	12,000,000
Massachusetts Water Pollution Abatement RB Municipal Trust Receipts Floaters Series 2008-2501 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1) 3.00%, 11/07/08(a)(b)	31,070	31,070,000
Massachusetts Water Resources Authority RB (Multi-Modal Subordinated Project) Series 2008A DN (Dexia Credit Local SBPA), (A-1) 5.00%, 11/07/08(a)	9,200	9,200,000

		186,095,275

Michigan — 1.3%
Michigan Higher Educational Facilities Authority RB (Cleary University Project) Series 2006 DN (Comerica Bank N.A. LOC), (A-1) 2.40%, 11/07/08(a)	5,175	5,175,000
Michigan Hospital Finance Authority RB (Crittenton Hospital Project) Series 2003A DN (Comerica Bank N.A. LOC), (VMIG-1) 1.55%, 11/07/08(a)	4,900	4,900,000
Michigan Municipal Bond Authority GO Series 2008A-1 RAN, (SP-1+) 3.00%, 8/20/09	15,000	15,161,760
Michigan Strategic Fund Ltd. Obligation RB (The Detroit Edison Company Exempt Facilities Project) Series 2008 DN (KeyBank N.A. LOC), (A-1, VMIG-1) 2.45%, 11/07/08(a)	4,400	4,400,000
Oakland County Economic Development Corp. RB (Academy of Sacred Heart Project) Series 2002 DN (Allied Irish Bank Plc LOC), (VMIG-1) 1.85%, 11/06/08(a)	7,310	7,310,000
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, Bank of America N.A. SBPA), (F-1+) 3.32%, 11/07/08(a)(b)	9,215	9,215,000
Western Michigan University RB Series 2008 ROC-RR-II-R-11483 DN (FSA Insurance, Citibank N.A. Liquidity Facility), (A-1+) 2.37%, 11/07/08(a)(b)	2,995	2,995,000

		49,156,760

Minnesota — 0.8%
Minnesota GO Series 2008 ROC-RR-II-R-11576 DN (FSA Insurance), (A-1+) 2.34%, 11/07/08(a)(b)	4,400	4,400,000
Minnesota HFA RB Municipal Trust Receipts Floaters Series 2008E-9 DN (Royal Bank of Canada Liquidity Facility), (A-1+) 1.82%, 11/07/08(a)(b)	4,000	4,000,000
Minnesota Public Facilities Authority Water PCRB MERLOTS Trust Receipts Series 2003-B06 DN (Wachovia Bank N.A. SBPA), 2.40%, 11/07/08(a)(b)	14,690	14,690,000
St. Louis Park RB Series 2008B-1 DN (Wells Fargo Bank N.A. LOC), (A-1+) 1.75%, 11/07/08(a)	7,500	7,500,000

		30,590,000

Mississippi — 2.1%
Mississippi Business Finance Corp. RB (Renaissance Colony Park LLC Project) Series 2008 DN (Regions Bank LOC), (VMIG-1) 2.37%, 11/07/08(a)	25,740	25,740,000

Mississippi Business Finance Corp. RB (DDR Gulfport Promenade Project) Series 2007 DN (Regions Bank LOC), (VMIG-1) 2.57%, 11/07/08(a)	25,000	25,000,000
Mississippi GO Series 1993B MB, 5.90%, 11/15/09	2,755	2,873,621
Mississippi Hospital Equipment Facility TECP, (A-1+, VMIG-1, F-1+)
2.00%, 12/09/08	16,795	16,795,000
2.50%, 12/09/08	10,000	10,000,000

		80,408,621

Missouri — 0.9%
Brentwoood RB (Eager Road Project) Series 2007-2B DN (BBVA Bank), (A-1) 1.89%, 11/07/08(a)	13,235	13,235,000
Missouri Highways & Transit Commission RB PUTTERS Series 2008-2623 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+) 1.83%, 11/07/08(a)(b)	2,440	2,440,000
Missouri Highways & Transportation Commission First Lien State Road RB Municipal Trust Receipts Floaters Series 2008-07 DN (Branch Banking & Trust Co. Liquidity Facility), (A-1+) 1.60%, 11/07/08(a)(b)	9,990	9,990,000
Missouri Joint Municipal Electric Utility Commission RB Series 2006 ROC-RR-II-R-620PB DN (BHAC-CR Insurance, AMBAC Insurance, PB Capital Corp. Liquidity Facility), (VMIG-1) 2.00%, 11/07/08(a)(b)	6,715	6,715,000
St. Louis GO Series 2008 TRAN, (SP-1+, MIG-1, F-1+) 3.25%, 6/30/09	2,200	2,221,121

		34,601,121

Nebraska — 1.5%
Lincoln Electric Authority TECP (National Bank of Australia LOC), (A-1+, F-1+) 1.65%, 11/07/08	19,000	19,000,000
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1) 3.00%, 11/07/08(a)(b)	8,500	8,500,000

See Notes to Financial Statements.

32	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nebraska (concluded)
Scotts Bluff County Hospital Authority No. 1 RB (Regional West Medical Center Project) Series 2005 DN (KeyBank N.A. LOC), (VMIG-1) 1.80%, 11/07/08(a)	$30,000	$30,000,000

		57,500,000

Nevada — 0.6%
Clark County GO PUTTERS Series 2008-3228 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1) 1.83%, 11/07/08(a)(b)	11,735	11,735,000
Clark County School District GO DB SPEARS TOB Series 2008DBE-668 DN (AMBAC Insurance, Deutsche Bank Liquidity Facility, Deutsche Bank Guaranty), (F-1+) 1.63%, 11/06/08(a)(b)	7,125	7,125,000
Clark County School District GO PUTTERS Series 2005-1159 DN (FSA Insurance, PB Capital Corp. Liquidity Facility), (A-1+, VMIG-1, F-1) 2.57%, 11/07/08(a)(b)	3,695	3,695,000

		22,555,000

New Hampshire — 2.1%
New Hampshire Business Finance Authority RB (Alice Peck Day Health Systems Project) Series 2008 DN (TD Banknorth N.A. LOC), (A-1+) 1.25%, 11/07/08(a)	6,000	6,000,000
New Hampshire Business Finance Authority RB (Huggins Hospital Project) Series 2007 DN (TD Banknorth N.A. LOC), (A-1+) 1.20%, 11/07/08(a)	10,000	10,000,000
New Hampshire Business Finance Authority RB (Littleton Regional Hospital Project) Series 2007 DN (TD Banknorth N.A. LOC), (A-1+) 1.20%, 11/03/08(a)	15,700	15,700,000
New Hampshire Business Finance Authority RB (Monadnock Community Hospital Project) Series 2007 DN (TD Banknorth N.A. LOC), (A-1+) 1.20%, 11/03/08(a)	19,790	19,790,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A DN (TD Banknorth N.A. LOC), (VMIG-1) 1.87%, 11/07/08(a)	3,900	3,900,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B DN (TD Banknorth N.A. LOC), (VMIG-1) 1.85%, 11/07/08(a)	4,245	4,245,000
New Hampshire Health & Educational Facilities Authority RB Series 2007 ROC-RR-II-R-783P8 DN (PB Capital Corp. Liquidity Facility), (VMIG-1) 1.95%, 11/07/08(a)(b)	20,360	20,360,000

		79,995,000

New York — 3.5%
Metropolitan Transportation Authority RB Series 1997C-1 MB (FGIC Insurance), 5.38%, 7/01/09	1,000	1,023,212
Metropolitan Transportation Authority RB Series 2005E-1 DN (Fortis Bank LOC), (A-1, VMIG-1, F-1+) 2.50%, 11/07/08(a)	19,950	19,950,000
New York City GO Series 2005E-3 DN (Bank of America N.A. LOC), (A-1+, Aaa, F-1+) 1.74%, 11/07/08(a)	1,255	1,255,000
New York City GO Series 2008L-6 DN (Wachovia Bank N.A. SBPA), (A-1+, VMIG-1, F-1+) 1.10%, 11/07/08(a)	50,900	50,900,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 DN (Fleet National Bank LOC), (A-1+, VMIG-1) 1.60%, 11/07/08(a)	3,000	3,000,000
Triborough Bridge & Tunnel Authority RB PUTTERS Series 2003-342 DN (AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+) 2.27%, 11/07/08(a)(b)	7,055	7,055,000

Triborough Bridge & Tunnel Authority RB Series 2003B DN (Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+) 5.40%, 11/07/08(a)	53,200	53,200,000

		136,383,212

North Carolina — 3.4%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1015 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), (VMIG-1) 1.50%, 11/07/08(a)	18,000	18,000,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-1021 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), (VMIG-1) 1.50%, 11/07/08(a)(b)	9,300	9,300,000
Charlotte-Mecklenberg Hospital Authority RB (Carolina’s HealthCare System Project) Series 2007H DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1) 4.25%, 11/07/08(a)	37,000	37,000,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC), (Aa2) 1.68%, 11/07/08(a)	280	280,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC), (A-1+) 1.68%, 11/07/08(a)	4,250	4,250,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 DN (Branch Banking & Trust Co. LOC), (A-1+) 1.68%, 11/07/08(a)	4,000	4,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008A DN (Wachovia Bank N.A. LOC), (A-1+) 2.33%, 11/07/08(a)	19,500	19,500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008B DN (Wachovia Bank N.A. LOC), (A-1+) 2.50%, 11/07/08(a)	500	500,000

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	33

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 DN (Branch Banking & Trust Co. LOC), (VMIG-1) 1.68%, 11/07/08(a)	$3,000	$3,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 DN (Branch Banking & Trust Co. LOC), 1.68%, 11/07/08(a)	2,175	2,175,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 DN (Branch Banking & Trust Co. LOC), (VMIG-1) 1.68%, 11/07/08(a)	2,950	2,950,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 DN (Branch Banking & Trust Co. LOC), (VMIG-1) 1.68%, 11/07/08(a)	6,150	6,150,000
University of North Carolina at Chapel Hill RB Munitops Trust Certificates Series 2005-52 DN (Bank of America SBPA), (Aa1) 1.82%, 11/07/08(a)(b)	5,995	5,995,000
University of North Carolina RB Eagle Trust Receipts Series 2005A DN (Citibank N.A. Liquidity Facility), (A-1+) 1.86%, 11/07/08(a)(b)	10,000	10,000,000
Wake County GO Series 2008 BAN, (SP-1+, MIG-1, F-1+) 3.50%, 10/15/09	6,000	6,101,247

		129,201,247

North Dakota — 0.3%
Cass County Health Care Facilities RB (Essentia Health Obligated Group Project) Series 2008A-1 DN (U.S. Bank N.A. SBPA), (A-1+, F-1+) 2.25%, 11/07/08(a)	10,180	10,180,000

Ohio — 5.8%
Akron, Bath and Copley Joint Township Hospital District Hospital Facilities RB (Summa Health System Obligated Group Project) Series 2004 DN (Bank One N.A. LOC), (VMIG-1) 1.87%, 11/07/08(a)	59,830	59,830,000
American Municipal Power, Inc. GO Series 2008A TECP (JPMorgan Chase Bank LOC), (A-1+, P-1) 1.70%, 12/04/08	10,000	10,000,000
Buckeye Tobacco Settlement Financing Authority RB Series 2008-619 DN (Deutsche Bank Guaranty, Deutsche Bank Liquidity Facility), (F-1+) 1.60%, 11/07/08(a)(b)	29,000	29,000,000
Butler County Healthcare Facilities RB (LifeSphere Project) Series 2007 DN (U.S. Bank N.A. LOC), (A-1+) 1.85%, 11/07/08(a)	1,685	1,685,000
Cincinnati School District COP Series 2007 ROC-RR-II-R-12049 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1) 2.35%, 11/07/08(a)(b)	5,400	5,400,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1) 1.83%, 11/07/08(a)(b)	1,400	1,400,000
Cuyahoga County Civic Facilities RB (Fairfax Development Corp. Project) Series 2001 DN (KeyBank N.A. LOC), (VMIG-1) 2.65%, 11/07/08(a)	4,100	4,100,000
Cuyahoga County Economic Development RB (Cleveland Hearing & Speech Project) Series 2008 DN (KeyBank N.A. LOC), (VMIG-1) 2.35%, 11/07/08(a)	3,400	3,400,000
Cuyahoga County Health Care Facilities RB (Franciscan Communities Project) Series 2004E DN (LaSalle Bank N.A. LOC), (A-1+) 1.70%, 11/07/08(a)	2,265	2,265,000

Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 DN (JPMorgan Chase Bank LOC), 1.80%, 11/07/08(a)	1,850	1,850,000
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008F DN (JPMorgan Chase Bank SBPA), (VMIG-1) 1.75%, 11/06/08(a)	27,855	27,855,000
Hamilton County Healthcare Facilities RB (Import-Episcopal Project) Series 2005A DN (KeyBank N.A. LOC), (A-1, VMIG-1) 5.00%, 11/07/08(a)	850	850,000
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A DN (U.S. Bank N.A. LOC), (VMIG-1) 1.75%, 11/07/08(a)	280	280,000
Lakewood School District GO PUTTERS Series 2007-1960 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1) 2.57%, 11/07/08(a)(b)	2,120	2,120,000
Lorain County RB (Catholic Healthcare Partners Project) Series 2008-1094 DN (FSA Insurance, Bank of America N.A. Liquidity Facility), (A-1+) 1.82%, 11/07/08(a)(b)	5,250	5,250,000
Lucas County GO Series 2008 BAN, (SP-1+, MIG-1, F-1+) 3.00%, 7/30/09	7,500	7,571,165
Ohio Air Quality Development Authority PCRB (FirstEnergy Generation Corp. Project) Series 2006A DN (KeyBank N.A. LOC), (A-1, VMIG-1) 2.45%, 11/07/08(a)	32,000	32,000,000
Ohio GO (Highway Capital Improvement & Buckeye Savers Bond Project) Series 2008L MB, 4.00%, 5/01/09	4,500	4,554,041
Ohio GO Series 2004B MB, 5.00%, 2/01/09	1,390	1,399,963
Ohio Higher Education Capital Facilities RB Series 2001-IIA MB, 5.50%, 12/01/08	1,000	1,002,852

See Notes to Financial Statements.

34	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio Higher Educational Facility Community RB Eclipse Funding Trust (University of Dayton Project) Series 2006-0107 DN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+) 1.60%, 11/07/08(a)(b)	$1,300	$1,300,000
Richland County Health Care Facilities RB (Mansfield Memorial Homes Project) Series 2002 DN (KeyBank N.A. LOC), (A-1) 3.57%, 11/07/08(a)	4,330	4,330,000
Trumbull County Health Care Facilities RB Series 2001 DN (M&T Bank Corp. LOC, Manufacturers and Traders Trust Co. SBPA), 1.82%, 11/07/08(a)	12,800	12,800,000
University of Akron General Receipts RB Series 2008C-1 DN (Assured Guaranty Ltd. Insurance, Dexia Credit Local SBPA), (VMIG-1, F-1+) 5.00%, 11/07/08(a)	1,000	1,000,000
Wood County Facilities Import Piping Industry RB Series 2001 DN (KeyBank N.A. LOC), 3.40%, 11/07/08(a)	1,575	1,575,000

		222,818,021

Oklahoma — 4.3%
Oklahoma Turnpike Authority Refunding Second Senior RB Series 2006B DN (Lloyds TSB Bank Plc SBPA, Fortis Bank SBPA, Banco Bilbao Vizcaya Argentaria S.A. SBPA), (VMIG-1, F-1+) 3.00%, 11/07/08(a)	80,550	80,550,000
Oklahoma Turnpike Authority Refunding Second Senior RB Series 2006C DN (Lloyds TSB Bank Plc SBPA, Fortis Bank SBPA, Banco Bilbao Vizcaya Argentaria S.A. SBPA), (VMIG-1, F-1+) 3.00%, 11/06/08(a)	86,540	86,540,000

		167,090,000

Oregon — 1.1%
Klamath Falls Electricity RB Series 1999 MB (Escrowed in U.S. Treasury), 6.00%, 1/01/09	40,000	40,984,264
Oregon Facilities Authority RB (PeaceHealth Project) Series 2008C DN (Wells Fargo Bank N.A. LOC), (A-1+, F-1+) 1.65%, 11/06/08(a)	2,000	2,000,000

		42,984,264

Pennsylvania — 2.5%
Berks County Municpal Authority RB (Phoebe-Devitt Homes Project) Series 2008A DN (Sovereign Bank & Banco Santander LOC), (A-1+) 1.70%, 11/07/08(a)	4,200	4,200,000
Montgomery County IDRB (Fountain Life Christian Project) Series 2007A DN (Bank of America N.A. LOC), (A-1+) 1.88%, 11/07/08(a)	3,220	3,220,000
Moon IDRB (Providence Point Project) Series 2007 DN (Bank of Scotland Plc LOC), (VMIG-1) 2.45%, 11/07/08(a)	14,680	14,680,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2008A-3 DN (JPMorgan Chase Bank SBPA), (VMIG-1) 1.95%, 11/07/08(a)	22,310	22,310,000
Pennsylvania Turnpike Commission RB Series 2001U DN (Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+) 3.00%, 11/07/08(a)	19,050	19,050,000
Philadelphia School District GO Municipal Trust Receipts Floaters Series 2004 DN (Branch Banking & Trust Co. LOC), (VMIG-1) 1.50%, 11/07/08(a)(b)	11,100	11,100,000
Philadelphia Series 2008E TECP, (A-1+, P-1) 3.00%, 2/13/09	20,000	20,000,000

York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC), (A-1) 1.87%, 11/07/08(a)	1,720	1,720,000

		96,280,000

Rhode Island — 0.9%
Narragansett Bay Commission RB Series 2007 ROC-RR-II-R-780PB DN (BHAC-CR Insurance, MBIA Insurance, PB Capital Corp. Liquidity Facility), 2.00%, 11/07/08(a)(b)	3,765	3,765,000
Rhode Island & Providence Plantations GO Series 2008 TAN, (SP-1+, F-1+) 3.50%, 6/30/09	30,000	30,255,141

		34,020,141

South Carolina — 1.4%
Piedmont Municipal Power Agency RB Series 2008B DN (Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+) 3.00%, 11/07/08(a)	52,500	52,500,000

Tennessee — 7.1%
Chattanooga Health, Educational & Housing Facility Board RB (Cumberland Medical Center, Inc. Project) Series 2004A DN (Regions Bank LOC), (VMIG-1) 2.40%, 11/07/08(a)	14,730	14,730,000
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) Series 2002 DN (SunTrust Bank LOC), (VMIG-1) 1.90%, 11/07/08(a)	1,530	1,530,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 DN (Bank of America N.A. LOC), (A-1+) 1.50%, 11/07/08(a)	11,275	11,275,000
Municipal Energy Acquistion Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (JPMorgan Chase & Co. Liquidity Facility), (Aa2, VMIG-1) 1.85%, 11/07/08(a)(b)	122,245	122,245,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 DN (BNP Paribas Liquidity Facility), (Aa2) 1.85%, 11/07/08(a)(b)	82,530	82,530,000
Tennergy Corp. Gas RB PUTTERS Series 2006-1258Q DN (JPMorgan Chase & Co. Liquidity Facility), (Aa2) 1.85%, 11/07/08(a)(b)	29,485	29,485,000

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	35

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Tennessee Energy Acquisition Corp. Gas RB PUTTERS Series 2007-2375 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG3) 1.83%, 11/07/08(a)(b)	$10,885	$10,885,000

		272,680,000

Texas — 10.3%
Capital Area Cultural Education Facilities Finance Corp. RB (Roman Catholic Diocese Project) Series 2005 DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1) 2.30%, 11/07/08(a)	15,000	15,000,000
Comal ISD GO Series 2005 DN (PSF-GTD Insurance, Bank of New York SBPA), (A-1+, VMIG-1) 2.00%, 11/07/08(a)(b)	2,960	2,960,000
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 DN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1) 1.85%, 11/07/08(a)(b)	1,000	1,000,000
Dallas Area Rapid Transit RB PUTTERS Series 2008-3046 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+) 1.83%, 11/06/08(a)(b)	5,265	5,265,000
Fort Bend GO Citi Trust Receipts TOB Series 2003-46A DN (MBIA Insurance, Societe Generale Liquidity Facility), (A-1+) 2.01%, 11/07/08(a)(b)	4,500	4,500,000
Fort Bend ISD GO PUTTERS Series 2008-2852 DN (PSF-GTD Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+) 2.57%, 11/07/08(a)(b)	3,800	3,800,000
Harris County RB Series 2008 ROC-RR-II-R-9261 DN (Citigroup Financial Products Liquidity Facility), (A-1+) 1.85%, 11/07/08(a)(b)	5,100	5,100,000
Houston GO Munitops Trust Certificates Series 2006-88 DN (FSA Insurance, Bank of America SBPA), (F-1+) 2.82%, 11/07/08(a)(b)	7,400	7,400,000
Houston ISD GO (Schoolhouse Project) Series 2004 MB (PSF-GTD Insurance, Bank of America N.A. SBPA), (A-1+, Aaa) 1.85%, 6/15/09	10,000	10,000,000
Houston ISD GO Eagle Trust Receipts Series 2008-0018A DN (PSF-GTD Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1) 1.85%, 11/07/08(a)(b)	4,950	4,950,000
Houston ISD GO PUTTERS Series 2005 DN (PSF-GTD Insurance, JPMorgan Chase & Co. LOC), (VMIG-1) 1.85%, 11/07/08(a)(b)	4,205	4,205,000
Houston ISD GO PUTTERS Series 2008-2801 DN (PSF-GTD Insurance, JPMorgan Chase Bank & Co. Liquidity Facility), (VMIG-1) 1.85%, 11/07/08(a)(b)	6,455	6,455,000
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 DN (Branch Banking & Trust Co. Liquidity Facility), (Aa2) 1.50%, 11/07/08(a)(b)	14,765	14,765,000
Irving GO Series 2000 MB, 5.50%, 3/15/09	500	508,714
Judson ISD GO Municipal Trust Receipts Floaters Series 2007-1859 DN (PSF-GTD Insurance, Wells Fargo Bank N.A. Liquidity Facility), (VMIG-1) 1.60%, 11/07/08(a)(b)	3,940	3,940,000
Katy ISD GO Series 1999A MB (PSF-GTD Insurance), 5.50%, 2/15/09	500	504,894
Lamar Consolidation ISD GO Series 2007 ROC-II-R-10276 DN (PSF-GTD Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1) 1.85%, 11/07/08(a)(b)	5,120	5,120,000

Lamar Consolidation ISD GO Series 2008DB-512 DN (PSF-GTD Insurance, Deutsche Bank Liquidity Facility), (A-1+) 1.60%, 11/07/08(a)(b)	3,240	3,240,000
Lovejoy ISD GO (School Building Project) Series 2008DB-514 DN (PSF-GTD Insurance, Deutsche Bank Liquidity Facility), (A-1+) 1.60%, 11/07/08(a)(b)	3,275	3,275,000
North East ISD GO PUTTERS Series 2008 DN (PSF-GTD Insurance, JPMorgan Chase & Co. Liquidity Facility), (VMIG-1) 1.85%, 11/07/08(a)(b)	5,975	5,975,000
North East ISD GO Series 2000 SG-143 DN (PSF-GTD Insurance, Societe Generale Group Liquidity Facility), (A-1+) 1.70%, 11/07/08(a)(b)	26,515	26,515,000
North Texas Municipal Water District Water System RB PUTTERS Series 2008-3037 DN (JPMorgan Chase & Co. Liquidity Facility), (A-1+) 1.83%, 11/07/08(a)(b)	4,495	4,495,000
North Texas Municipal Water District Water System RB Series 2006 ROC-RR-II-R-593PB DN (MBIA Insurance, PB Capital Corp. Liquidity Facility), (VMIG-1) 2.09%, 11/07/08(a)(b)	8,460	8,460,000
North Texas Tollway Authority GO Series 2007 BAN, (SP-1, MIG-1) 4.12%, 11/19/08	9,845	9,845,735
Northwest ISD GO Series 2008 ROC-RR-II-R- 11539PB DN (PSF-GTD Insurance, PB Capital Corp. Liquidity Facility), (F-1) 1.91%, 11/07/08(a)(b)	12,610	12,610,000
San Antonio RB MERLOTS Trust Receipts Series 2007D-71 DN (Wachovia Bank N.A. SBPA), (A-1+) 2.40%, 11/07/08(a)(b)	2,250	2,250,000
San Antonio RB Series 2008 DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1, F-1+) 2.35%, 11/07/08(a)	44,000	44,000,000
Tarrant County Cultural Education Facilities Finance Corp. RB (Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project) Series 2008B DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1) 1.50%, 11/07/08(a)	10,395	10,395,000
Tarrant County GO Series 2008 BAN, 3.50%, 7/15/09	4,675	4,728,833

See Notes to Financial Statements.

36	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas A&M University RB Series 2003 ROC-RR-II-R-4005 DN (Citigroup Financial Products Liquidity Facility), (VMIG-1) 1.85%, 11/07/08(a)(b)	$4,915	$4,915,000
Texas GO Eagle Trust Receipts Series 2006A-0126 DN (Citibank N.A. Liquidity Facility), (A-1+) 1.86%, 11/07/08(a)(b)	5,700	5,700,000
Texas GO PUTTERS Series 2008-2568 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1) 1.83%, 11/07/08(a)(b)	2,800	2,800,000
Texas GO PUTTERS Series 2008-2618 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1) 1.83%, 11/07/08(a)(b)	4,520	4,520,000
Texas GO PUTTERS Series 2008-2816 DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1) 1.83%, 11/07/08(a)(b)	7,390	7,390,000
Texas GO PUTTERS Series 2008-2822 DN (JPMorgan Chase & Co. Liquidity Facility), (VMIG-1) 1.83%, 11/07/08(a)(b)	7,420	7,420,000
Texas GO Series 2006-0122 DN (Citibank N.A. Liquidity Facility), (A-1+) 1.86%, 11/07/08(a)(b)	7,650	7,650,000
Texas GO Series 2008 TRAN, (SP-1+, MIG-1, F-1+) 3.00%, 8/28/09	75,000	75,834,430
Texas Municipal Gas Acquisition & Supply Corp. II RB PUTTERS Series 2007-1989 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1) 1.83%, 11/07/08(a)(b)	1,500	1,500,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 DN (Dexia Credit Local Liquidity Facility), (A-1+, Aa2) 1.92%, 11/07/08(a)(b)	14,400	14,400,000
Texas Public Finance Authority TECP, (A-1+, P-1, F-1+) 1.55%, 12/18/08	13,700	13,700,000
Texas Transportation Commission RB Series 2006A MB, 5.00%, 4/01/09	1,000	1,014,018
University of Texas RB MERLOTS Trust Receipts Series 2003B-14 DN (Wachovia Bank N.A. SBPA), (VMIG-1) 2.40%, 11/07/08(a)(b)	6,215	6,215,000
University of Texas TECP, (A-1+, P-1, F-1+) 1.60%, 12/05/08	11,500	11,500,000

		395,821,624

Utah — 0.0%
Utah GO Series 2001B MB, 4.50%, 7/01/09	2,000	2,037,814

Vermont — 1.0%
Vermont Economic Development Authority RB (Green Mountain College Project) Series 2003A DN (KeyBank N.A. LOC), 2.65%, 11/07/08(a)	7,775	7,775,000
Vermont Educational & Health Buildings Financing Agency RB (Mt. Ascutney Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC), (VMIG-1) 1.85%, 11/07/08(a)	4,830	4,830,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC), (VMIG-1) 1.87%, 11/07/08(a)	3,800	3,800,000
Winooski Special Obligation Bonds Series 2006A DN (TD Banknorth N.A. LOC), (VMIG-1) 1.20%, 11/03/08(a)	22,300	22,300,000

		38,705,000

Virginia — 2.2%
Albemarle County IDRB (Jefferson Scholars Foundation Project) Series 2007 DN (SunTrust Bank LOC), (VMIG-1) 1.85%, 11/07/08(a)	5,600	5,600,000
Caroline County IDRB (Meadow Event Park Project) Series 2007H DN (Regions Bank LOC), (VMIG-1) 2.35%, 11/07/08(a)	7,620	7,620,000
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B DN (Branch Banking & Trust Co. LOC), (VMIG-1) 1.68%, 11/07/08(a)	3,200	3,200,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B DN (Wachovia Bank N.A. LOC), (A-1+) 1.75%, 11/07/08(a)	24,845	24,845,000
Virginia Public School Authority RB Series 2003 ROC-RR-II-R-4050 DN (Citigroup, Inc. Liquidity Facility), (A-1+) 1.85%, 11/07/08(a)(b)	100	100,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 DN (Wells Fargo Bank N.A. LOC), (VMIG-1) 1.60%, 11/07/08(a)(b)	1,115	1,115,000
Virginia Small Business Financing Authority RB (Carilion Clinic Obligated Group Project) Series 2008A DN (Wachovia Bank N.A. SBPA), (A-1+, VMIG-1) 1.25%, 11/07/08(a)	43,500	43,500,000

		85,980,000

Washington — 1.2%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2008-2 DN (Branch Banking & Trust Co. Liquidity Facility), (VMIG-1) 1.60%, 11/07/08(a)(b)	5,330	5,330,000
Central Puget Sound Regional Transit Authority RB MERLOTS Trust Receipts Series 2007D-76 DN (FSA Insurance, Wachovia Bank N.A. SBPA), (A-1+) 2.40%, 11/07/08(a)(b)	4,995	4,995,000
King County Public Hospital District No. 1 GO Series 2008DB-614 DN (Assured Guaranty Ltd. Insurance, Deutsche Bank Liquidity Facility), (A-1+) 1.59%, 11/07/08(a)(b)	3,925	3,925,000
NJB Properties RB (King County Washington Project) Eclipse Funding Trust Series 2007-0106 DN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+) 1.60%, 11/07/08(a)(b)	3,390	3,390,000

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	37

Schedule of Investments (concluded)	MuniFund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington (concluded)
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 DN (Societe Generale Group SBPA), (A-1+) 1.83%, 11/07/08(a)(b)	$4,000	$4,000,000
Washington GO MERLOTS Trust Receipts Series 2006 DN (Wachovia Bank N.A. SBPA), (A-1+) 2.40%, 11/07/08(a)(b)	12,385	12,385,000
Washington GO Series 2007C MB, 5.00%, 1/01/09	3,050	3,067,232
Washington GO Series 2007 ROC-RR-II-R-759PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility), (VMIG-1) 2.34%, 11/07/08(a)(b)	7,995	7,995,000

		45,087,232

West Virginia — 0.2%
West Virginia Economic Development Authority PCRB (Ohio Power Co. Sporn Project) Series 2008C DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1) 1.80%, 11/07/08(a)	8,000	8,000,000

Wisconsin — 2.9%
Milwaukee GO Series 2008 RAN, (SP-1+, MIG-1, F-1+) 3.00%, 9/03/09	1,500	1,517,190
Wisconsin GO Series 2008 TAN, (SP-1+, MIG-1, F-1+) 3.00%, 6/15/09	80,500	81,144,320
Wisconsin TECP, (A-1+, P-1, F-1+)
2.35%, 11/04/08	10,000	10,000,000
2.25%, 11/12/08	18,130	18,130,000

		110,791,510

Total Investments (Cost $3,835,120,061*) — 99.6%		3,835,120,061
Other Assets in Excess of Liabilities — 0.4%		13,611,437

Net Assets — 100.0%		$3,848,731,498

*	Aggregate cost for federal income tax purposes is $3,835,198,604.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Interest Income
Alaska Housing Finance Corp. RB (Housing Development Project) Series 2002D DN (MBIA Insurance)	$(10,000,000)	$26,389
Chesterfield County IDRB P-Float Trust Receipts Series 2003 PT-886 DN (Merrill Lynch & Co. Guaranty)	$(24,995,000)	$17,134
Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen-Thuringen Girozentrale SBPA)	$(8,815,000)	$78,103
Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (FSA Insurance, Svenska Handelsbanken AB SBPA)	$(3,845,000)	$83,437
Kentucky Economic Development Finance Authority RB P-Float Trust Receipts (Hospital Facilities Project) Series 2001-509 DN (Merrill Lynch & Co. SBPA, National Australia Bank Ltd. LOC)	$(27,520,000)	$19,317
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurers, Societe Generale Group SBPA)	$(5,370,000)	$3,491
Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurers, Societe Generale Group SBPA)	$(2,590,000)	$25,620

New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)	$(2,200,000)	$28,415
New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)	$(2,320,000)	$1,553
Pennsylvania Higher Educational Facilities Authority RB P-Float Trust Receipts Series 2004 MT-042 DN (Lloyds TSB Bank Plc LOC, Merrill Lynch Capital Services SBPA)	$(7,100,000)	$4,589
Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty)	—	$59,203
Triborough Bridge & Tunnel Authority RB P-Float Trust Receipts Series 2002 PA-956 DN (Merrill Lynch Capital Services Liquidity Facility)	$(5,000,000)	$3,222

(d)	Restricted security as to resale. As of report date, the Fund held less than 0.1% of its net assets, with a current market value and original cost of $2,005,000 in these securities.

•	The ratings of the investments provided by Standard & Poor’s, Moody’s Investors Service, Inc. and Fitch Ratings are believed to be the most recent ratings available at October 31, 2008. The ratings have not been audited.

See Notes to Financial Statements.

38	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments October 31, 2008	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT DN (SouthTrust Bank N.A. LOC), 2.50%, 11/07/08(a)	$805	$805,000
Tuscaloosa IDRB Series 2000A AMT DN (SouthTrust Bank N.A. LOC), 2.50%, 11/07/08(a)	1,165	1,165,000

		1,970,000

Arizona — 2.2%
Arizona Board of Regents University System RB Series 2008B DN (Lloyds TSB Bank Plc LOC), (A-1+, VMIG-1) 1.42%, 11/07/08(a)	2,000	2,000,000
Arizona Health Facilities Authority RB (Health Facilities Catholic West Project) Series 2005B DN (Bank of America N.A. LOC), (A-1+, VMIG-1) 1.73%, 11/07/08(a)	2,300	2,300,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP DN (Wells Fargo Bank N.A. Liquidity Facility), (A-1+, F-1+) 1.60%, 11/07/08(a)(b)	2,100	2,100,000
Salt River Pima-Maricopa Indian Community RB Series 2006 DN (Bank of America N.A. LOC), (A-1+) 1.50%, 11/07/08(a)	5,800	5,800,000

		12,200,000

Arkansas — 4.0%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, State Street Bank & Trust Co. SBPA), (A-1+) 1.92%, 11/07/08(a)	5,000	5,000,000
Blytheville IDRB (Nucor Corp. Project) Series 1998 AMT DN, (A-1, VMIG-1) 2.00%, 11/07/08(a)	16,800	16,800,000

		21,800,000

California — 2.3%
California Department of Water Resources Power Supply RB Series 2008J-1 DN (JPMorgan Chase Bank LOC, California Public Employees Retirement System LOC), (VMIG-1, F-1+) 0.70%, 11/03/08(a)	800	800,000
California GO Series 2008A RAN, (SP-1, MIG-1, F-1) 5.50%, 5/20/09	5,000	5,046,890
California Housing Finance Agency Home Mortgage RB Series 2002M AMT DN (Bank of Nova Scotia SBPA), (A-1+, VMIG-1) 1.00%, 11/03/08(a)	6,500	6,500,000
California Housing Finance Agency Home Mortgage RB Series 2006C DN (Calyon Bank SBPA), (A-1+, VMIG-1) 1.20%, 11/03/08(a)	100	100,000

		12,446,890

Colorado — 5.0%
CollegeInvest Education Loan RB Series 2008I-A AMT DN (Guaranteed Student Loans Credit Support, Lloyds TSB Bank Plc LOC), (A-1+, F-1+) 1.85%, 11/07/08(a)	10,000	10,000,000
Colorado GO Series 2008 TRAN, (SP-1+, MIG-1, F-1+) 3.00%, 6/26/09	5,000	5,041,794
Colorado HFA Single Family Mortgage RB Series 2003B-3 AMT DN (JPMorgan Chase Bank SBPA), (A-1, Aaa) 2.15%, 11/07/08(a)	1,900	1,900,000
Colorado HFA Single Family Mortgage RB Series 2008A-3 AMT DN (Dexia Credit Local SBPA), (A-1, Aaa) 3.65%, 11/07/08(a)	10,500	10,500,000

		27,441,794

Florida — 4.8%
Broward County RB Series 2008N AMT DN (Assured Guaranty Ltd. Insurance, JPMorgan Chase Bank SBPA), (A-1+, VMIG-1, F-1+) 1.95%, 11/07/08(a)	3,900	3,900,000
Florida Gulf Coast University Financing Corp. RB (Housing Project) Series 2008A DN (Wachovia Bank N.A. LOC), (A-1+) 2.31%, 11/07/08(a)	4,000	4,000,000
Gainesville Utilities System RB Series 2005C DN (SunTrust Bank SBPA), (A-1+, VMIG-1) 1.25%, 11/03/08(a)	3,000	3,000,000
Gainesville Utilities System RB Series 2006A DN (SunTrust Bank SBPA), (A-1+, VMIG-1) 1.75%, 11/03/08(a)	4,300	4,300,000
Highlands County IDA RB (Amerikan LLC Project) Series 2004 AMT DN (SunTrust Bank LOC), (A-1+, VMIG-1) 2.05%, 11/07/08(a)	6,950	6,950,000
Jacksonville Economic Development Commission IDRB (Glasfloss Industries, Inc. Project) Series 2002 AMT DN (Huntington National Bank LOC), 5.20%, 11/07/08(a)	1,680	1,680,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT DN (Branch Banking & Trust Co. LOC), (VMIG-1) 1.95%, 11/07/08(a)	1,350	1,350,000
Orange County Health Facilities Authority RB (Orlando Regional Healthcare System Project) Series 2008D DN (SunTrust Bank LOC), (VMIG-1) 1.20%, 11/03/08(a)	1,000	1,000,000

		26,180,000

Georgia — 1.0%
Clayton County Housing Authority Multi-Family Housing RB (Providence Place Apartments Project) Series 2006 AMT DN (AmSouth Bank of Alabama LOC), (VMIG-1) 2.47%, 11/07/08(a)	300	300,000

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	39

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Fulton County Development Authority Airport Facility RB (Flightsafety International, Inc. Project) Series 1999B AMT DN (Berkshire Hathaway Obliger LOC), (VMIG-1) 1.90%, 11/07/08(a)	$2,400	$2,400,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT DN (Wachovia Bank N.A. LOC), 3.00%, 11/07/08(a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B DN (Wachovia Bank N.A. LOC), 3.00%, 11/07/08(a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC), 3.00%, 11/07/08(a)	1,000	1,000,000

		5,700,000

Illinois — 5.1%
Chicago IDRB (Promise Candy Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC), 2.22%, 11/07/08(a)	2,825	2,825,000
Chicago Wastewater Transmission RB Series 2008C-3 DN (Northern Trust LOC), (A-1+, VMIG-1, F-1+) 1.25%, 11/03/08(a)	5,000	5,000,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 DN (LaSalle Bank N.A. LOC), (A-1+) 2.07%, 11/07/08(a)	2,915	2,915,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC), 2.27%, 11/07/08(a)	1,790	1,790,000
Illinois Development Finance Authority IDRB (Freedman Seating Co. Project) Series 2005 AMT DN (LaSalle Bank N.A. LOC), (A-1+) 1.75%, 11/07/08(a)	2,020	2,020,000
Illinois Development Finance Authority IDRB (Harbortown Industries Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC), 1.85%, 11/07/08(a)	2,000	2,000,000
Illinois Development Finance Authority IDRB (Mason Corp. Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC), 1.85%, 11/07/08(a)	3,895	3,895,000
Illinois Finance Authority RB (Alternative Behavior Treatment Project) Series 2005 DN (JPMorgan Chase Bank LOC), 1.90%, 11/07/08(a)	2,995	2,995,000
Illinois Finance Authority RB (Central DuPage Health Project) Series 2004A DN (JPMorgan Chase Bank Liquidity Facility), (A-1+, F-1+) 1.20%, 11/03/08(a)	3,895	3,895,000
Illinois Health Facilities Authority RB (Northwestern Memorial Hospital Project) Series 1995 DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1) 1.78%, 11/07/08(a)	700	700,000

		28,035,000

Indiana — 3.0%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT DN (Star Financial Bank LOC, U.S. Bank N.A. LOC), (A-1+) 2.37%, 11/07/08(a)	1,445	1,445,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT DN (Federal Home Loan Bank Guaranty LOC), 2.08%, 11/07/08(a)	2,250	2,250,000
Indiana Bond Bank RB (Mid-Year Funding Program Notes Project) Series 2008A RAN (Bank of New York LOC), (SP-1+) 3.00%, 5/28/09	7,000	7,045,963

Indiana Finance Authority Health Care Facilities RB (BehaviorCorp, Inc. Project) Series 2007 DN (Huntington National Bank LOC), 5.10%, 11/07/08(a)	2,745	2,745,000
Kendallville Economic Developmental Authority RB (Parts Finishing Group Project) Series 2006 AMT DN (Huntington National Bank LOC), 5.20%, 11/07/08(a)	2,375	2,375,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT DN (Bank One N.A. LOC), 4.60%, 11/07/08(a)	400	400,000

		16,260,963

Iowa — 0.2%
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT DN (Firstar Bank N.A. LOC), 2.50%, 11/07/08(a)	1,000	1,000,000

Kentucky — 0.9%
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT DN (Peoples Bank LOC, Firstar Bank N.A. LOC), 2.00%, 11/07/08(a)	705	705,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT DN (U.S. Bank N.A. LOC), 2.00%, 11/07/08(a)	905	905,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT DN (Bank One N.A. LOC), 3.05%, 11/07/08(a)	3,320	3,320,000

		4,930,000

Louisiana — 5.2%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT DN (BASF Corp. Liquidity Facility), (P-1) 1.60%, 11/03/08(a)	2,400	2,400,000
Donaldsonville IDRB (John Folse & Co., Inc. Project) Series 2003 DN (AmSouth Bank LOC), 2.50%, 11/07/08(a)	2,150	2,150,000
East Baton Rouge RB (Morgan Keegan Municipal Products, Inc. Project) Trust Receipts Series 2007A AMT DN (Transamerica Life Insurance Co. Guaranty, Lloyds TSB Bank Plc SBPA), (A-1+) 2.02%, 11/07/08(a)(b)	580	580,000

See Notes to Financial Statements.

40	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Lake Charles Harbor & Terminal District RB (Lake Charles Cogeneration Project) Series 2008 MB (Rabobank N.A. Guaranty), (AAA) 2.25%, 3/15/09	$12,000	$12,000,000
Louisiana Housing Finance Agency RB (Housing Restoration Project) Series 2002A AMT DN (Regions Bank LOC), (A-1) 2.50%, 11/07/08(a)	2,050	2,050,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A DN, (A-1+) 1.90%, 11/07/08(a)	6,000	6,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 DN (Bank One N.A. LOC), 2.07%, 11/07/08(a)	1,040	1,040,000
North Webster Parish IDRB (CSP Project) Series 2001 AMT DN (Regions Bank LOC), 2.40%, 11/07/08(a)	2,315	2,315,000

		28,535,000

Maine — 0.9%
Maine Finance Authority RB (Brunswick Publishing LLC Project) Series 2008 AMT DN (State Street Bank & Trust Co. LOC, SunTrust Bank LOC), (A-1+) 2.08%, 11/07/08(a)	5,000	5,000,000

Maryland — 3.9%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (Allfirst Bank LOC), (A-1) 1.82%, 11/07/08(a)	3,890	3,890,000
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT DN (M&T Bank Corp. LOC), (A-1) 1.92%, 11/07/08(a)	5,505	5,505,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 2002 DN (M&T Bank Corp. LOC), (VMIG-1) 1.82%, 11/07/08(a)	3,000	3,000,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT DN (Manufacturers & Traders Trust Co. LOC), (A-1) 1.92%, 11/07/08(a)	4,860	4,860,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT DN (M&T Bank Corp. LOC), (A-1) 1.97%, 11/03/08(a)	665	665,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC), (A-1) 1.92%, 11/07/08(a)	1,470	1,470,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 DN (M&T Bank Corp. LOC), (VMIG-1) 1.97%, 11/07/08(a)	2,100	2,100,000

		21,490,000

Massachusetts — 1.5%
Massachusetts GO Series 2008B RAN, (SP-1+, MIG-1, F-1+) 4.00%, 4/30/09	4,200	4,236,808
Massachusetts GO Series 2008C RAN, (SP-1+, MIG-1, F-1+) 4.00%, 5/29/09	4,200	4,242,691

		8,479,499

Michigan — 7.5%
Dearborn School District GO Series 2008 MB (Q-SBLF Insurance), (SP-1+) 2.75%, 2/01/09	4,000	4,010,324
Michigan Housing Development Authority Single Family Mortgage RB Series 2007F AMT DN (Bank of Nova Scotia SBPA), (A-1+) 2.20%, 11/07/08(a)	2,400	2,400,000
Michigan Strategic Fund Ltd. Obligation RB (America Group LLC Project) Series 2000 AMT DN (Bank One N.A. LOC), 3.05%, 11/07/08(a)	3,000	3,000,000
Michigan Strategic Fund Ltd. Obligation RB (Conway Products Project) Series 2001 AMT DN (Comerica Bank N.A. LOC), 2.00%, 11/07/08(a)	1,730	1,730,000
Michigan Strategic Fund Ltd. Obligation RB (G&B Tech LLC Project) Series 2005 AMT DN (Huntington National Bank LOC), 5.20%, 11/07/08(a)	1,505	1,505,000
Michigan Strategic Fund Ltd. Obligation RB (Hannah Technical Project) Series 2002 AMT DN (Comerica Bank N.A. LOC), 2.00%, 11/07/08(a)	2,500	2,500,000
Michigan Strategic Fund Ltd. Obligation RB (John A. Van Bosch Co. Project) Series 2006 AMT DN (Huntington National Bank LOC), 5.20%, 11/07/08(a)	1,950	1,950,000
Michigan Strategic Fund Ltd. Obligation RB (K&K Management Co. Project) Series 2000 AMT DN (Huntington National Bank LOC), 5.20%, 11/07/08(a)	1,000	1,000,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC), 3.05%, 11/07/08(a)	2,520	2,520,000
Michigan Strategic Fund Ltd. Obligation RB (Midwest Glass Fabricators, Inc. Project) Series 2001 DN (Huntington National Bank LOC), 5.20%, 11/07/08(a)	1,660	1,660,000
Michigan Strategic Fund Ltd. Obligation RB (Pyper Products Corp. Project) Series 2002 AMT DN (Comerica Bank N.A. LOC), 2.00%, 11/07/08(a)	2,010	2,010,000
Michigan Strategic Fund Ltd. Obligation RB (Saginaw Production Corp. Project) Series 2001 AMT DN (Comerica Bank N.A. LOC), 2.00%, 11/07/08(a)	1,915	1,915,000

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	41

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Strategic Fund Ltd. Obligation RB (Total Business Systems Project) Series 1998 AMT DN (Comerica Bank N.A. LOC), 2.00%, 11/07/08(a)	$1,980	$1,980,000
Oakland County Economic Development Corp. RB (Glass & Mirror Craft Industries, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC), 2.85%, 11/07/08(a)	3,200	3,200,000
Zeeland Hospital Finance Authority RB (Zeeland Community Hospital Project) Series 2004 DN (Huntington National Bank LOC), (A-2) 5.10%, 11/07/08(a)	10,000	10,000,000

		41,380,324

Mississippi — 0.2%
Mississippi Development Bank Special Obligation RB (Jackson Project) Series 2008 MB (Assured Guaranty Ltd. Insurance), (Aaa) 3.00%, 5/01/09	980	983,915

Missouri — 1.5%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT DN (TD Commerce Bank LOC), 2.00%, 11/07/08(a)	2,725	2,725,000
Palmyra IDA Solidwaste Disposal RB (BASF Corp. Project) Series 2002 AMT DN (BASF Aktiengesellsch Liquidity Facility), (A-1+) 1.90%, 11/07/08(a)	4,000	4,000,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A DN (Bank of America N.A. LOC), 1.95%, 11/07/08(a)	1,450	1,450,000

		8,175,000

Montana — 0.1%
Montana Housing Board RB MERLOTS Trust Receipts Series 2002A-19 AMT DN (Bank of New York SBPA), (Aa1, VMIG-1) 2.00%, 11/07/08(a)(b)	795	795,000

Nevada — 0.7%
Clark County Airport System Junior Subordinate Lien GO Series 2008 AMT RAN, (SP-1+, MIG-1) 3.00%, 7/01/09	4,000	4,027,418

New Hampshire — 1.2%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT DN (KeyBank N.A. LOC), 3.60%, 11/07/08(a)	665	665,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT DN (M&T Bank Corp. LOC), (A-1) 1.85%, 11/07/08(a)	1,485	1,485,000
New Hampshire Business Finance Authority RB (Littleton Regional Hospital Project) Series 2007 DN (TD Banknorth N.A. LOC), (A-1+) 1.20%, 11/03/08(a)	4,300	4,300,000

		6,450,000

New Jersey — 2.7%
New Jersey Economic Development Authority RB (School Facilities Constructions Project) Series 2008 V-2 DN (Dexia Credit Local LOC), (A-1, VMIG-1, F-1+) 6.00%, 11/05/08(a)	15,000	15,000,000

New York — 5.3%
Albany School District GO Series 2008A BAN (State Aid Withholding Insurance), 3.00%, 6/26/09	15,000	15,115,733
Commack Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance), 2.75%, 6/30/09	7,500	7,554,225

New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+) 1.80%, 11/07/08(a)(b)	4,445	4,445,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT DN (KeyBank N.A. LOC), 3.60%, 11/07/08(a)	890	890,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT DN (M&T Bank Corp. LOC), (A-1+) 1.94%, 11/07/08(a)	1,380	1,380,000

		29,384,958

North Carolina — 1.6%
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT DN (Branch Banking & Trust Co. LOC), (VMIG-1) 1.95%, 11/07/08(a)	900	900,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT DN (Citibank N.A. Liquidity Facility), (VMIG-1) 1.94%, 11/07/08(a)(b)	1,850	1,850,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT DN (Branch Banking & Trust Co. LOC), (VMIG-1) 1.95%, 11/07/08(a)	1,165	1,165,000
North Carolina Port Authority RB Series 2006A-2 AMT DN (Bank of America N.A. LOC), (VMIG-1) 1.85%, 11/07/08(a)	900	900,000
North Carolina State University Raleigh RB Series 2003B DN (Bayerische Landesbank Girozentrale LOC), (A-1+, Aa2) 1.80%, 11/07/08(a)	1,500	1,500,000
Rutherford County Industrial Facilities PCRB (Thieman Metal Technology Project) Series 1998 AMT DN (Branch Banking & Trust Co. LOC), (VMIG-1) 1.95%, 11/07/08(a)	1,500	1,500,000
Wake County HFA RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC), (VMIG-1) 2.10%, 11/07/08(a)	700	700,000

		8,515,000

North Dakota — 0.1%
North Dakota Housing Finance Agency RB Series 2001A-19 AMT DN (Wachovia Bank N.A. LOC), (VMIG-1) 2.55%, 11/07/08(a)(b)	535	535,000

See Notes to Financial Statements.

42	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 9.8%
Buckeye Tobacco Settlement Financing Authority RB Series 2008-619 DN (Deutsche Bank Guaranty, Deutsche Bank Liquidity Facility), (F-1+) 1.60%, 11/07/08(a)(b)	$7,475	$7,475,000
Cleveland Airport System RB Series 1997D AMT DN (WestLB AG LOC), (A-1+, VMIG-1) 2.25%, 11/07/08(a)	4,500	4,500,000
Clinton County GO (Sanitation & Sewer Project) Series 2008 BAN, 4.38%, 1/22/09	2,475	2,481,133
Cuyahoga County RB (Great Lakes Brewing Co. Project) Series 2007 AMT DN (Huntington National Bank LOC), 5.20%, 11/07/08(a)	1,000	1,000,000
Delaware County Economic Development RB (The Columbus Zoological Park Assoc., Inc. Project) Series 2003 DN (Huntington National Bank LOC), 5.10%, 11/07/08(a)	10	10,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC), 3.60%, 11/07/08(a)	280	280,000
Franklin County Health Care Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC), 5.10%, 11/07/08(a)	699	699,000
Hilliard GO (Various Purpose Improvements Project) Series 2008 BAN, 2.25%, 8/27/09	3,800	3,815,295
Hudson GO Series 2008 BAN, (SP-1+, MIG-1) 3.10%, 10/06/09	3,025	3,042,805
Kent GO (Various Purposes Project) Series 2008 BAN, 3.75%, 10/15/09	1,020	1,024,230
Ohio GO (Common Schools Project) Series 2005A DN, (A-1+, VMIG-1, F-1+) 1.15%, 11/07/08(a)	1,020	1,020,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 DN (KeyBank N.A. LOC), 2.65%, 11/07/08(a)	1,500	1,500,000
Ohio Housing Finance Agency Residential Mortgage RB (Mortgage-Backed Securities Program) Series 2008 AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, Federal Home Loan Mortgage Corp. SBPA), (VMIG-1) 2.15%, 11/07/08(a)	5,000	5,000,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006C AMT DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1) 6.00%, 11/07/08(a)	19,400	19,400,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC), 3.35%, 11/07/08(a)	2,160	2,160,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC), 2.85%, 11/07/08(a)	400	400,000

		53,807,463

Oklahoma — 0.7%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT DN (Bank of America LOC), 2.30%, 11/07/08(a)	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT DN (Bank One N.A. LOC), 3.05%, 11/07/08(a)	1,265	1,265,000

		4,115,000

Pennsylvania — 2.4%
Erie County IDRB (Fountainhead Project) Series 2006 AMT DN (Huntington National Bank LOC), 5.20%, 11/07/08(a)	2,120	2,120,000

Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT DN (Manufacturers & Traders Trust Co. LOC), (A-1) 1.97%, 11/07/08(a)	11,000	11,000,000

		13,120,000

Rhode Island — 1.1%
Rhode Island & Providence Plantations GO Series 2008 TAN, (SP-1+, F-1+) 3.50%, 6/30/09	6,000	6,051,028

South Dakota — 0.7%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT DN (Wells Fargo Bank N.A. LOC), 1.90%, 11/07/08(a)	3,800	3,800,000

Tennessee — 3.3%
Chattanooga IDRB (TB Woods, Inc. Project) Series 1997 AMT DN (M&T Bank Corp. LOC), 1.97%, 11/07/08(a)	2,290	2,290,000
Clarksville Public Building Authority Pooled Financing RB (Tennessee Municipal Bond Fund Project) Series 2008 DN (Bank of America N.A. LOC), (VMIG-1) 0.80%, 11/03/08(a)	12,000	12,000,000
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT DN (Bank of America N.A. LOC), 2.07%, 11/07/08(a)	640	640,000
Grundy County IDRB (Toyota Seat Project) Series 2001 AMT DN (Comerica Bank N.A. LOC), 2.00%, 11/07/08(a)	1,910	1,910,000
Morristown IDRB (Petoskey Plastic Project) Series 1999 AMT DN (Comerica Bank N.A. LOC), 2.00%, 11/07/08(a)	500	500,000
Municipal Energy Acquistion Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (JPMorgan Chase & Co. Liquidity Facility), (Aa2, VMIG-1) 1.85%, 11/07/08(a)(b)	1,000	1,000,000

		18,340,000

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	43

Schedule of Investments (continued)	MuniCash (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas — 8.1%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT DN, (A-1+) 6.15%, 11/07/08(a)	$5,000	$5,000,000
Dallas Fort Worth International Airport RB PUTTERS Series 2007-2236 AMT DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1) 2.72%, 11/07/08(a)(b)	3,170	3,170,000
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 2001B AMT DN, (A-1+) 0.90%, 11/03/08(a)	50	50,000
Gulf Coast Waste Disposal Authority PCRB (Amoco Oil Remarketing Project) Series 1992 DN, (A-1+, VMIG-1) 0.80%, 11/03/08(a)	2,400	2,400,000
Harris County Cultural Education Facilities Finance Corp. RB (Texas Medical Center Project) Series 2008B-1 DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1) 1.25%, 11/03/08(a)	4,875	4,875,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Hospital Project) Series 2001B DN (Multiple SBPA), (A-1+) 1.20%, 11/03/08(a)	2,500	2,500,000
Houston GO Series 2008 TRAN, (SP-1+, MIG-1) 3.00%, 6/30/09	5,000	5,042,340
Port Corpus Christi Nueces Solid Waste Disposal Authority RB (Flint Hills Resources Project) Series 2006 AMT DN (Flint Hills Resources Guaranty), (A-1, P-1) 2.25%, 11/07/08(a)	2,000	2,000,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT DN (M&T Bank Corp. LOC), 1.97%, 11/07/08(a)	3,000	3,000,000
South Plains Housing Corp. Single Family RB MERLOTS Trust Receipts Series 2002A-11 AMT DN (Government National Mortgage Assoc. Guaranty, Wachovia Bank N.A. SBPA), (VMIG-1) 2.55%, 11/07/08(a)(b)	905	905,000
Texas GO (Water Financial Assistance Project) Series 2008DB-499 AMT DN (Deutsche Bank SBPA), (F-1+) 1.63%, 11/07/08(a)(b)	2,405	2,405,000
Texas GO Series 2008 TRAN, (SP-1+, MIG-1, F-1+) 3.00%, 8/28/09	13,000	13,145,529

		44,492,869

Utah — 2.4%
Utah Housing Corp. Single Family Mortgage RB Series 2002B Class I AMT DN (WestLB AG SBPA), (A-1+, VMIG-1, F-1+) 2.65%, 11/07/08(a)	11,875	11,875,000
Weber County Hospital RB (IHC Health Services Project) Series 2000A DN (Landesbank Hessen-Thuringen Girozentrale SBPA), (Aa1, A-1+) 1.25%, 11/07/08(a)	1,400	1,400,000

		13,275,000

Virginia — 1.7%
Montgomery County IDRB (Virginia Technical Foundation Project) Series 2005 DN (Bank of America N.A. LOC), (VMIG-1) 0.90%, 11/03/08(a)	1,600	1,600,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT DN (Bank of America N.A. LOC), 2.05%, 11/07/08(a)	1,400	1,400,000
Virginia Beach Development Authority Multi-Family Housing RB (Residential Rental Housing Project) Series 2002 AMT DN (SunTrust Bank LOC), 2.15%, 11/07/08(a)	1,612	1,612,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT DN (Wachovia Bank N.A. LOC), (A-1+) 2.50%, 11/07/08(a)(b)	65	65,000

Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT DN (Wachovia Bank N.A. LOC), (A-1+) 2.55%, 11/07/08(a)(b)	4,405	4,405,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT DN (Branch Banking & Trust Co. LOC), 1.85%, 11/07/08(a)	55	55,000

		9,137,000

Washington — 0.1%
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 DN (Bank of America N.A. LOC), (F-1+) 1.70%, 11/03/08(a)	395	395,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC), (A-1+) 1.80%, 11/07/08(a)	385	385,000

		780,000

Wisconsin — 4.8%
Milwaukee GO Series 2008 RAN, (SP-1+, MIG-1, F-1+) 3.00%, 9/03/09	200	202,293
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT DN (Bank One N.A. LOC), 3.05%, 11/07/08(a)	1,820	1,820,000
Wisconsin Housing & Economic Development Authority Home Ownership RB Series 2004A AMT DN (GO of Authority, WestLB AG SBPA), (A-1+, VMIG-1)
1.95%, 11/05/08(a)	9,675	9,675,000
1.95%, 11/05/08(a)	14,500	14,500,000

		26,197,293

Wyoming — 1.6%
Campbell County IDRB (Two Elk Partners Project) Series 2007 MB (Royal Bank of Canada Guaranty), (A-1+) 3.65%, 11/28/08	9,000	9,000,000

Total Investments (Cost $538,831,414*) — 98.0%		538,831,414
Other Assets in Excess of Liabilities — 2.0%		10,855,208

Net Assets — 100.0%		$549,686,622

See Notes to Financial Statements.

44	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (concluded)	MuniCash

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Interest Income
Austin Housing Financial Corp. RB P-Float Trust Receipts Series 2005 PT-2578 AMT DN (Merrill Lynch & Co. Guaranty)	$(14,585,000)	$10,098
District of Columbia Housing Finance Agency RB Series 2004 PT-2391 AMT DN (MBIA Insurance, Merrill Lynch & Co. SBPA)	$(2,395,000)	$1,658
MuniMae Tax-Exempt Board Subsidiary LLC RB P-Float Trust Receipts Series 2005 PT-2691 AMT DN (Merrill Lynch & Co. Guaranty)	$(22,540,000)	$15,605
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurers, Societe Generale Group SBPA)	$(2,930,000)	$1,905
Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)	$(1,880,000)	$21,655
Virginia Beach Development Authority Multi-Family Housing RB P-Float Trust Receipts Series 2005-2505 AMT DN (Merrill Lynch & Co. Guaranty)	$(3,745,000)	$2,593

•	The ratings of the investments provided by Standard & Poor’s, Moody’s Investors Service, Inc. and Fitch Ratings are believed to be the most recent ratings available at October 31, 2008. The ratings have not been audited.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	45

Schedule of Investments October 31, 2008	California Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 88.9%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek At Union City Project) Series 2008A DN (Bank of America N.A. SBPA), (A-1+, F-1+) 0.95%, 11/03/08(a)	$14,100	$14,100,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1998F DN (Kredietbank N.V. LOC), (A-1+) 1.60%, 11/07/08(a)	500	500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 2005M DN (Bank of Nova Scotia LOC), (A-1+) 1.60%, 11/07/08(a)	1,600	1,600,000
Anaheim Public Financing Authority Lease RB (Anaheim Public Improvements Project) Spears Series 2008DB-665 DN (Deutsche Bank AG Liquidity Facility), (F-1+) 1.57%, 11/06/08(a)(b)	3,250	3,250,000
Anaheim Public Financing Authority Lease RB Municipal Trust Receipts Floaters Series 2007-2011 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility), (VMIG-1) 1.50%, 11/07/08(a)(b)	9,195	9,195,000
Anaheim Redevelopment Agency Tax Allocation RB (Merged Redevelopment Project) Series 2007DB-490 DN (FSA Insurance, Deutsche Bank Liquidity Facility), (A-1+, F-1+) 1.56%, 11/07/08(a)(b)	5,300	5,300,000
Anaheim School District GO Series 2007 ROC-RR-II-10018Z DN (Citigroup Global Markets Holdings Guaranty), (A-1+) 1.79%, 11/07/08(a)(b)	5,000	5,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) PUTTERS Series 2008-3211 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+) 1.78%, 11/06/08(a)(b)	8,570	8,570,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007C-2 DN (Calyon Bank SBPA), (A-1+, VMIG-1, F-1+) 1.10%, 11/07/08(a)	8,230	8,230,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008A-1 DN (Citibank N.A. SBPA), (A-1+, VMIG-1, F-1+) 1.20%, 11/07/08(a)	10,200	10,200,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008C-1 DN (JPMorgan Chase Bank SBPA), (A-1+, VMIG-1, F-1+) 0.50%, 11/07/08(a)	20,000	20,000,000
Butte County Board of Education GO Series 2008 TRAN, (SP-1+) 3.00%, 8/28/09	1,600	1,617,596
California Community College Financing Authority (Community Colleges League of California Project) GO Series 2008A TRAN, (SP-1+) 3.50%, 6/30/09	14,900	15,069,187
California Department of Water Resource Power Supply RB Series 2002C-13 DN (FSA Insurance, Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+) 4.70%, 11/07/08(a)	8,800	8,800,000
California Department of Water Resource Power Supply RB Series 2002C-7 DN (FSA Insurance, Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+) 5.00%, 11/07/08(a)	3,075	3,075,000
California Department of Water Resource Power Supply RB Series 2005G-2 DN (Lloyds TSB Bank Plc LOC), (A-1+, VMIG-1, F-1+) 0.90%, 11/07/08(a)	1,500	1,500,000
California Educational Facilities Authority RB (Pomona College Project) Series 2005B DN, (A-1+, VMIG-1) 1.25%, 11/07/08(a)	2,000	2,000,000
California GO Eclipse Funding Trust Series 2005-0004 DN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+) 1.60%, 11/06/08(a)(b)	8,970	8,970,000

California GO Municipal Trust Receipts Floaters Series 2007-2178 DN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), (A-1+) 1.60%, 11/07/08(a)(b)	17,177	17,177,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 DN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), (A-1+) 1.60%, 11/07/08(a)(b)	13,300	13,300,000
California GO Municipal Trust Receipts Series 2008A DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+) 1.67%, 11/07/08(a)(b)	4,075	4,075,000
California GO PUTTERS Series 2007-2213 DN (JPMorgan Chase Bank Liquidity Facility), (VMIG-1) 2.07%, 11/07/08(a)(b)	5,995	5,995,000
California GO Series 1999 MB, 5.75%, 12/01/09	2,010	2,109,361
California GO Series 2003A-3 DN (WestLB AG LOC), (A-1+, VMIG-1, F-1+) 0.60%, 11/03/08(a)	2,900	2,900,000
California GO Series 2007DB-457 DN (FSA Insurance, Deutsche Bank Liquidity Facility), (F-1+) 1.57%, 11/07/08(a)(b)	3,128	3,128,000
California GO Series 2008A RAN, (SP-1, MIG-1, F-1) 5.50%, 5/20/09	15,000	15,140,670
California GO Series 2008 TECP (Multiple LOCs), (A-1, P-1, F-1+) 1.40%, 11/03/08	14,350	14,350,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 DN (Wells Fargo Bank N.A. LOC), (F-1+) 1.26%, 11/07/08(a)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (J. Paul Getty Trust Project) Series 2008A-1 MB, (A-1+, MIG-1) 1.70%, 11/03/08	2,120	2,120,000
California Infrastructure & Economic Development Bank RB (J. Paul Getty Trust Project) Series 2008A-4 MB, (A-1+, MIG-1) 1.70%, 11/07/08	1,440	1,440,000
California Municipal Finance Authority RB (La Sierra University Project) Series 2008B DN (Wells Fargo Bank N.A. LOC), (A-1+) 1.26%, 11/07/08(a)	3,100	3,100,000

See Notes to Financial Statements.

46	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	California Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996C DN (JPMorgan Chase Bank LOC), (A-1+) 1.00%, 11/03/08(a)	$8,000	$8,000,000
California Rural Home Mortgage Finance Authority RB Series 2008 ROC-RR-II-R-11647 DN (Citibank N.A. Liquidity Facility), (VMIG-1) 1.91%, 11/07/08(a)	23,235	23,235,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 DN (Allied Irish Bank Plc LOC), (VMIG-1) 1.70%, 11/07/08(a)	5,720	5,720,000
California Statewide Communities Development Authority RB (John Muir Health Project) Series 2008B DN (UBS AG LOC), (A-1+, VMIG-1) 1.25%, 11/07/08(a)	300	300,000
California Statewide Communities Development Authority RB (John Muir Health Project) Series 2008C DN (Wells Fargo Bank N.A. LOC), (A-1+, VMIG-1) 0.75%, 11/07/08(a)	3,800	3,800,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2007 ROC-RR-II-R-10248CE DN (Citigroup Financial Products Guaranty, Citigroup Financial Products Liquidity Facility), (VMIG-1) 1.76%, 11/07/08(a)(b)	22,200	22,200,000
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+) 1.92%, 11/07/08(a)(b)	5,300	5,300,000
California Statewide Communities Development Authority RB (Presbyterian Homes Project) Series 2006B DN (Bank of America N.A. LOC), (A-1+) 1.45%, 11/07/08(a)	1,500	1,500,000
California Statewide Communities Development Authority RB (Rady Children’s Hospital Project) Series 2008A DN (Allied Irish Bank Plc LOC), (A-1, VMIG-1) 0.90%, 11/07/08(a)	1,900	1,900,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 DN (KBC Bank N.V. LOC), (A-1+) 1.45%, 11/07/08(a)	1,900	1,900,000
California Statewide Communities Development Authority RB Municipal Trust Receipts Floaters Series 2008-2635 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1) 3.00%, 11/07/08(a)(b)	4,300	4,300,000
Chino Basin Regional Financing Authority RB Series 2008DBE-500 DN (Deutsche Bank Guaranty, Deutsche Bank Liquidity Facility), (A-1+, F-1+) 1.60%, 11/07/08(a)(b)	5,440	5,440,000
Coast Community College District GO Series 2006DB-621 DN (FSA Insurance, Deutsche Bank Liquidity Facility), (A-1+) 1.57%, 11/07/08(a)(b)	3,450	3,450,000
East Bay Municipal Utility District RB Series 2007-0072 DN (FSA Insurance, Banco Bilbao Vizcaya Argentaria S.A. Liquidity Facility), (A-1+) 2.28%, 11/07/08(a)(b)	1,880	1,880,000
East Bay Municipal Utility District RB Series 2008A-2 DN (Dexia Credit Local SBPA), (A-1, VMIG-1) 4.50%, 11/07/08(a)	2,400	2,400,000
East Bay Municipal Utility District RB Series 2008A-3 DN (Dexia Credit Local SBPA), (A-1, VMIG-1) 4.50%, 11/07/08(a)	2,400	2,400,000
East Bay Municipal Utility District RB Series 2008C-2 DN (Multiple SBPA), (A-1+, VMIG-1) 1.25%, 11/07/08(a)	1,800	1,800,000
East Bay Municipal Utility District RB Series 2008C-3 DN (Multiple SBPA), (A-1+, VMIG-1) 1.25%, 11/07/08(a)	1,200	1,200,000

Eastern Municipal Water District Water & Sewer RB Series 2008C DN (JPMorgan Chase Bank Liquidity Facility), (A-1+, VMIG-1, F-1+) 1.22%, 11/07/08(a)	2,000	2,000,000
Elsinore Valley Municipal Water District COP Eclipse Funding Trust Series 2007-0069 DN (MBIA Insurance, U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+) 1.73%, 11/07/08(a)(b)(c)	3,630	3,630,000
Elsinore Valley Municipal Water District COP Series 2008B DN (Allied Irish Bank Plc LOC), (VMIG-1, F-1+) 2.20%, 11/07/08(a)	4,000	4,000,000
Foothill-De Anza Community College GO Series 2000Y DN (Wachovia Bank N.A. LOC), (A-1+, VMIG-1) 2.38%, 11/07/08(a)(b)	2,770	2,770,000
Fremont Union High School District GO Series 2008 TRAN, (MIG-1) 2.75%, 7/23/09	2,800	2,823,719
Golden Empire Schools Financing Authority RB (Kern High School District Project) Series 2008 MB, (SP-1+) 3.00%, 5/01/09	6,400	6,417,096
Golden State Tobacco Securitization Corp. RB Series 2008DBE-625 DN (Deutsche Bank Guaranty, Deutsche Bank Liquidity Facility), (F-1+) 1.57%, 11/07/08(a)(b)	12,530	12,530,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 DN (State Street Bank & Trust Co. LOC), (VMIG-1) 1.45%, 11/07/08(a)	1,185	1,185,000
Los Angeles Community College District GO Eagle Trust Receipts Series 2008-0057A DN (Citibank N.A. Liquidity Facility), (A-1+) 1.80%, 11/06/08(a)(b)	5,000	5,000,000

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	47

Schedule of Investments (continued)	California Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles County Sanitation District Financing Authority RB Eclipse Funding Trust Series 2006-0055 DN (U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility), (A-1+) 1.60%, 11/07/08(a)(b)	$5,300	$5,300,000
Los Angeles Department of Water & Power RB Series 2007 ROC-RR-II-R-12087 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1) 2.29%, 11/07/08(a)(b)	4,350	4,350,000
Los Angeles GO Series 2008 TRAN, (SP-1+, MIG-1, F-1+) 3.00%, 6/30/09	24,000	24,226,237
Los Angeles Unified School District GO Spears Series 2008DBE-695 DN (Deutsche Bank Guaranty, Deutsche Bank Liquidity Facility), (A-1+) 1.57%, 11/07/08(a)(b)	25,090	25,090,000
Los Angeles Unified School District RB Series 2008A TRAN, (SP-1+, MIG-1) 3.00%, 7/30/09	20,500	20,722,373
Los Angeles Water & Power Systems RB Spears Series 2008DBE-697 DN (Deutsche Bank Guaranty, Deutsche Bank Liquidity Facility), (A-1+) 1.57%, 11/07/08(a)(b)	1,370	1,370,000
Metropolitan Water District of Southern California Waterworks RB Series 2004C DN (Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+) 3.00%, 11/07/08(a)	15,175	15,175,000
Modesto Irrigation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+) 1.67%, 11/07/08(a)(b)	5,905	5,905,000
Orange County Sanitation District COP Series 2000A DN (Dexia Public Finance Bank SBPA), (A-1, VMIG-1, F-1+) 0.60%, 11/03/08(a)	28,590	28,590,000
Paramount Unified School District GO PUTTERS Series 2007-2060 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility), (A-1+) 3.32%, 11/07/08(a)(b)	1,145	1,145,000
Richmond Wastewater RB Series 2008A DN (Union Bank of California N.A. LOC), (A-1+) 1.65%, 11/07/08(a)	4,000	4,000,000
Sacramento County GO Series 2008 TRAN, (SP-1+, MIG-1) 2.50%, 8/07/09	24,000	24,164,451
Sacramento County Sanitation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A-SGC-48 DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+) 1.67%, 11/06/08(a)(b)	4,800	4,800,000
Sacramento County Sanitation District Financing Authority RB Series 2008B DN (Bank of America N.A. Liquidity Facility), (A-1+, VMIG-1, F-1+) 0.60%, 11/03/08(a)	7,800	7,800,000
San Diego County & School District GO Series 2008B TRAN, (SP-1+, MIG-1) 3.50%, 6/30/09	5,300	5,364,356
San Diego County & School District GO Series 2008 TRAN, (SP-1+, MIG-1, F-1+) 3.50%, 6/30/09	2,900	2,936,366
San Diego Public Facilities Financing Authority RB Municipal Securities Trust Receipts Series 2008A DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+)
1.60%, 11/07/08(a)(b)	7,315	7,315,000
1.67%, 11/07/08(a)(b)	4,170	4,170,000
San Diego Unified School District GO Series 2008 TRAN, (SP-1+, MIG-1) 3.00%, 7/01/09	3,400	3,430,387
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2007-1883 DN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), (A-1+, VMIG-1) 1.70%, 11/06/08(a)(b)	13,115	13,115,000
San Francisco County Transportation Series 2008B TECP (Landesbank Baden-Wurttemberg Girozentrale Liquidity Facility), (A-1+, P-1, F-1+) 1.53%, 12/04/08	6,250	6,250,000

San Francisco County Unified School District GO Series 2007 TRAN, (SP-1+, MIG-1) 4.00%, 11/14/08	15,800	15,803,485
San Jose Unified School District GO Spears Series 2008DB-696 DN (Deutsche Bank Liquidity Facility), (A-1+) 1.57%, 11/07/08(a)(b)	4,925	4,925,000
San Mateo County GO Series 2006 ROC-RR-II-R-647WFZ DN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility), (VMIG-1) 2.25%, 11/07/08(a)(b)	1,000	1,000,000
San Mateo Union High School District GO Series 2008 ROC-RR-II-R-11578PB DN (Assured Guaranty Ltd. Insurance, PB Capital Corp. Liquidity Facility), (A-1+, VMIG-1) 1.82%, 11/07/08(a)(b)	10,645	10,645,000
Semitropic Improvement District RB (Semitropic Water Storage District Project) Series 2008A DN (Wells Fargo Bank N.A. LOC), (A-1+) 1.16%, 11/06/08(a)	9,800	9,800,000
Sequoia Union High School District GO Municipal Trust Receipts Floaters Series 2007-2160 DN (FSA Insurance, Wells Fargo Bank N.A. Liquidity Facility), (VMIG-1) 1.60%, 11/07/08(a)(b)	5,360	5,360,000
Sonoma County Junior College District GO Eclipse Funding Trust Series 2006-0014 DN (U.S. Bank N.A. Liquidity Facility), (A-1+, VMIG-1) 1.60%, 11/07/08(a)(b)	3,000	3,000,000
University of California RB PUTTERS Series 2006-1231 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1) 2.27%, 11/03/08(a)(b)	2,905	2,905,000

See Notes to Financial Statements.

48	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (concluded)	California Money Fund

Municipal Bonds	Par (000)	Value
California (concluded)
Victorville Joint Powers Financing Authority RB (Cogeneration Facility Project) Series 2007A DN (Fortis Bank S.A./N.V. LOC), (A-1) 2.07%, 11/07/08(a)	$52,770	$52,770,000
Yosemite Community College District GO Series 2007 ROC-RR-II-R-12065 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1) 2.30%, 11/07/08(a)(b)	5,840	5,840,000

		677,960,284

Puerto Rico — 3.6%
Commonwealth of Puerto Rico GO Series 2008-355 DN (Bank of America N.A. LOC, Bank of America N.A. SBPA), (VMIG-1) 1.82%, 11/07/08(a)(b)	10,000	10,000,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 DN (Assured Guaranty Ltd. Insurance, Branch Banking & Trust Co. Liquidity Facility), (VMIG-1) 1.50%, 11/07/08(a)(b)	2,825	2,825,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB PUTTERS Series 2002-246 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+) 3.32%, 11/07/08(a)(b)	3,600	3,600,000
Puerto Rico Electric Power Authority RB Municipal Securities Trust Receipts Series 2008A DN (Societe Generale LOC, Societe Generale Liquidity Facility), (A-1+) 1.67%, 11/07/08(a)(b)	6,665	6,665,000
Puerto Rico Electric Power Authority RB PUTTERS Series 2000-147 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (A-1+) 3.32%, 11/07/08(a)(b)	3,100	3,100,000
Puerto Rico Electric Power Authority RB PUTTERS Series 2007-1830 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), (VMIG-1) 3.32%, 11/07/08(a)(b)	1,465	1,465,000

		27,655,000

Total Investments (Cost $705,615,284*) — 92.5%		705,615,284
Other Assets in Excess of Liabilities — 7.5%		57,173,703

Net Assets — 100.0%		$762,788,987

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Realized Gain	Interest Income
Bay Area Toll Authority Toll Bridge RB Series 2006MT-238 DN (DEPFA Bank Plc Liquidity Facility)	$(15,000,000)	$41,850	$112,058
California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)	$(9,700,000)	—	$160,371
Elsinore Valley Municipal Water District COP Eclipse Funding Trust Series 2007-0069 DN (MBIA Insurance, U.S. Bank N.A. LOC, U.S. Bank N.A. Liquidity Facility)	$(10,000)	—	$100,721
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	$(2,200,000)	—	$1,456
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1237 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	$(2,740,000)	—	$1,813
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006D-195 DN (FGIC Insurance, Deutsche Bank Liquidity Facility)	$(2,065,000)	—	$15,996
Pleasant Valley School District of Ventura County GO P-Float Trust Receipts Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA)	$(5,850,000)	—	$98,351
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2005 PA-1288 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	$(2,000,000)	—	$1,369
West Covina Unified School District GO Series 2003-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility)	$(6,795,000)	—	$61,642

•	The ratings of the investments provided by Standard & Poor’s, Moody’s Investors Service, Inc. and Fitch Ratings are believed to be the most recent ratings available at October 31, 2008. The ratings have not been audited.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	49

Schedule of Investments October 31, 2008	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 99.6%
Albany School District GO Series 2008A BAN (State Aid Withholding Insurance), 3.00%, 6/26/09	$2,000	$2,015,458
Auburn Series 2008A BAN, 2.75%, 6/05/09	1,465	1,471,459
Averill Park Central School District GO Series 2008A BAN, 2.50%, 7/24/09	2,390	2,405,530
Babylon Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance), 2.75%, 6/26/09	1,000	1,006,461
Bayport-Blue Point Union Free School District GO Series 2008 TAN, 2.75%, 6/30/09	1,235	1,243,903
Beacon School District GO Series 2008 BAN, 2.50%, 6/30/09	1,080	1,084,987
Broome County GO Series 2008 BAN, 2.75%, 4/17/09	6,360	6,392,911
Burnt Hills-Ballston Lake Central School District GO Series 2008A BAN, 3.00%, 7/02/09	1,095	1,104,171
Burnt Hills-Ballston Lake Central School District GO Series 2008A TAN, 3.00%, 7/02/09	645	650,402
Carmel Central School District GO Series 2008 RAN, 3.00%, 6/30/09	835	841,550
Cassadaga Valley Central School District GO Series 2008 BAN (State Aid Withholding Insurance), 2.75%, 6/16/09	1,835	1,842,372
Chautauqua County GO Series 2008 TAN, 3.20%, 12/17/08	1,500	1,500,668
Churchville-Chili Central School District GO Series 2008 BAN (State Aid Withholding Insurance), 2.75%, 6/24/09	1,645	1,654,564
Clarence Central School District GO Series 2008A BAN (State Aid Withholding Insurance), 2.50%, 7/23/09	2,168	2,177,103
Commack Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance), 2.75%, 6/30/09	2,760	2,779,955
Deer Park Union Free School District GO Series 2008 TAN, 2.50%, 6/30/09	2,890	2,907,280
Depew Union Free School District GO Series 2008 BAN, 2.50%, 6/03/09	1,360	1,365,239
East Aurora GO Series 2008 BAN, 2.75%, 4/02/09	800	803,140
East Fishkill Township GO Series 2008 BAN, 2.75%, 4/15/09	805	807,641
East Ramapo Central School District GO Series 2008 BAN (State Aid Withholding Insurance), 2.50%, 6/19/09	1,000	1,004,083
Erie County Civic Facilities IDRB (Hauptman- Woodward Project) Series 2004 DN (KeyBank N.A. LOC), 2.65%, 11/07/08(a)	2,200	2,200,000
Erie County IDRB (Orchard Park CCRC, Inc. Project) Series 2006B DN (Citizens Financial Group, Inc. LOC), (A-1+) 1.57%, 11/07/08(a)	600	600,000
Fayetteville-Manlius Central School District GO Series 2008 BAN (State Aid Withholding Insurance), 2.75%, 4/24/09	1,365	1,372,750
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (KeyBank N.A. LOC), 3.15%, 11/07/08(a)	2,220	2,220,000
Hamburg Town GO Series 2008 BAN, 2.75%, 7/16/09	1,365	1,375,015

Hamburg Village GO Series 2008 BAN, 2.00%, 2/05/09	580	581,217
Hoosick Falls Central School District GO Series 2008 BAN, 3.00%, 4/03/09	1,340	1,347,066
Hunter-Tannersville Central School District GO Series 2008 BAN (State Aid Withholding Insurance), 2.75%, 7/17/09	1,690	1,702,763
Irvington Union Free School District GO Series 2008 TAN, 3.25%, 6/19/09	1,000	1,008,782
Levittown Union Free School District GO Series 2008 BAN, 2.75%, 7/17/09	1,260	1,269,815
Lewisboro GO Series 2008 BAN, 2.00%, 2/20/09	500	501,213
Liberty Development Corp. RB Municipal Trust Receipts Floaters Series 2007-2025 DN (Branch Banking & Trust Co. Liquidity Facility), (VMIG-1) 1.50%, 11/07/08(a)(b)	1,395	1,395,000
Lindenhurst Union Free School District GO Series 2008 TAN, 2.75%, 6/24/09	5,500	5,537,261
Livonia Central School District GO Series 2008 BAN (State Aid Withholding Insurance), 2.50%, 6/25/09	520	521,018
Long Island Power Authority Electric System RB Series 1998-3B DN (WestLB AG LOC), (A-1+, VMIG-1, F-1+) 0.85%, 11/03/08(a)	30,800	30,800,000
Massapequa Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance), 2.50%, 6/24/09	1,045	1,050,821
Metropolitan Transportation Authority RB Series 2005E-1 DN (Fortis Bank LOC), (A-1, VMIG-1, F-1+) 2.50%, 11/07/08(a)	5,000	5,000,000
Metropolitan Transportation Authority RB Series 2008B-4 DN (KBC Bank N.V. LOC), (A-1+, F-1+) 1.70%, 11/07/08(a)	4,100	4,100,000
Middletown GO Series 2008 BAN, 2.75%, 4/10/09	965	969,255
Miller Place Union Free School District GO Series 2008 TAN, 2.50%, 6/30/09	1,185	1,192,084
Mineola Union Free School District GO Series 2008 TAN, 2.75%, 6/29/09	780	785,853
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A DN (JPMorgan Chase Bank LOC), (VMIG-1) 1.65%, 11/07/08(a)	2,215	2,215,000

See Notes to Financial Statements.

50	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Monroe County IDA Civic Facility RB (YMCA of Greater Rochester Project) Series 2004 DN (M&T Bank Corp. LOC), (A-1) 1.90%, 11/07/08(a)	$2,480	$2,480,000
Monroe-Woodbury Central School District GO (School Bus Project) Series 2007 BAN (State Aid Withholding Insurance), 3.70%, 11/14/08	1,000	1,000,127
Monticello Central School District GO Series 2008 BAN (State Aid Withholding Insurance), 2.50%, 7/24/09	1,170	1,175,080
Mount Sinai Union Free School District GO Series 2008 TAN, 2.75%, 6/30/09	2,065	2,079,339
Nassau County IDA Civic Facility RB (North Shore Hebrew Academy Project) Series 2005 DN (Comerica Bank N.A. LOC), (VMIG-1) 1.87%, 11/07/08(a)	2,400	2,400,000
New York City Convention Center RB Eclipse Funding Trust Series 2006-0004 DN (U.S. Bank N.A. Guaranty, Liquidity Facility), (A-1+) 1.60%, 11/06/08(a)(b)	10,625	10,625,000
New York City GO Series 1995F-5 DN (Bayerische Landesbank Girozentrale LOC), (A-1+, VMIG-1, F-1+) 1.68%, 11/07/08(a)	3,975	3,975,000
New York City GO Series 2002C-2 DN (Bayerische Landesbank Girozentrale LOC), (A-1+, VMIG-1, F-1+) 1.68%, 11/07/08(a)	4,070	4,070,000
New York City GO Series 2004H-1 DN (Bank of New York LOC), (A-1+, VMIG-1, F-1+) 1.15%, 11/03/08(a)	1,700	1,700,000
New York City GO Series 2005E-2 DN (Bank of America N.A. LOC), (A-1+, VMIG-1, F-1+) 0.70%, 11/03/08(a)	5,400	5,400,000
New York City GO Series 2007 ROC-RR-II-R-11299 DN (Citibank N.A. Liquidity Facility), (A-1+) 1.84%, 11/07/08(a)(b)	4,395	4,395,000
New York City GO Series 2008J-9 DN (Bank of Nova Scotia SBPA), (A-1+, F-1+) 1.31%, 11/07/08(a)(c)	4,700	4,700,000
New York City Health & Hospital Corp. RB Series 2008C DN (TD Bank N.A. LOC), (A-1+, VMIG-1, F-1+) 1.35%, 11/05/08(a)	2,300	2,300,000
New York City IDA Civic Facilities RB (Abraham Joshua Heschel Project) Series 2002 DN (Allied Irish Bank Plc LOC), (VMIG-1) 1.90%, 11/07/08(a)	1,800	1,800,000
New York City IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (Allied Irish Bank Plc LOC), (VMIG-1) 1.87%, 11/07/08(a)	1,500	1,500,000
New York City IDA Civic Facilities RB (The Birch Wathen Lenox School Project) Series 2004 DN (Allied Irish Bank Plc LOC), (VMIG-1) 1.87%, 11/07/08(a)	2,605	2,605,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1) 1.70%, 11/07/08(a)	7,300	7,300,000
New York City Industrial Development Agency RB (Liberty-1 Bryant Park LLC Project) Series 2004B DN (Bank of America N.A. LOC), (A-1+, VMIG-1) 0.70%, 11/03/08(a)	5,000	5,000,000
New York City Municipal Water Finance Authority RB Municipal Trust Receipts Floaters Series 2006-1501 DN (Morgan Stanley Municipal Funding Liquidity Facility), (A-1) 3.00%, 11/06/08(a)(b)	3,500	3,500,000
New York City Municipal Water Finance Authority RB Series 2008-1192 DN (Bank of America N.A. Liquidity Facility), (A-1+) 1.77%, 11/06/08(a)(b)	2,750	2,750,000
New York City Municipal Water Finance Authority Series 2008-7 TECP, (A-1+, P-1, F-1+) 2.60%, 12/08/08	11,000	11,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-5 DN (Bank of America N.A. SBPA), (A-1, F-1+) 1.10%, 11/03/08(a)	1,250	1,250,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+) 1.80%, 11/07/08(a)(b)	1,600	1,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2001F-2 DN (JPMorgan Chase Bank Liquidity Facility), (A-1+, VMIG-1, F-1+) 1.75%, 11/07/08(a)	3,600	3,600,000
New York City Transitional Finance Authority RB Eagle Trust Receipts Series 2001 DN (Citibank N.A. Liquidity Facility), (A-1+) 1.50%, 11/07/08(a)(b)	3,300	3,300,000
New York City Transitional Finance Authority RB Series 2003-2D DN (Lloyds TSB Bank Plc Liquidity Facility), (A-1+, VMIG-1, F-1+) 1.25%, 11/07/08(a)	4,125	4,125,000
New York City Transitional Finance Authority RB Series 2005A-1 MB, 5.00%, 11/03/08	590	590,000
New York City Transitional Finance Authority RB Series 2007 ROC-RR-II-R-10131 DN (Citibank N.A. Liquidity Facility), (A-1+) 1.50%, 11/07/08(a)(b)	7,110	7,110,000
New York City Transitional Finance Authority RB Series 2008 ROC-RR-II-R-6102 DN (Citigroup Financial Products Liquidity Facility), (A-1+) 1.84%, 11/06/08(a)(b)	1,300	1,300,000
New York City Trust for Cultural Resources RB (The Museum of Broadcasting Project) Series 1989 DN (KBC Bank N.V. LOC), (A-1+, VMIG-1) 1.45%, 11/07/08(a)	895	895,000
New York City Trust For Cultural Resources RB (The Museum of Modern Art Project) Series 2008-1A MB, (A-1+) 4.00%, 8/01/09	915	930,155

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	51

Schedule of Investments (continued)	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Dormitory Authority RB (Cornell University Project) Series 2000B DN (JPMorgan Chase & Co. SBPA), (A-1+, VMIG-1) 1.25%, 11/07/08(a)	$1,200	$1,200,000
New York Dormitory Authority RB (Cornell University Project) Series 2004 DN (HSBC Bank USA N.A. SBPA), (A-1+, VMIG-1) 1.50%, 11/07/08(a)	6,400	6,400,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2E DN (BNP Paribas SBPA), (A-1+, F-1+) 1.70%, 11/07/08(a)	200	200,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2F DN (JPMorgan Chase Bank SBPA), (A-1+, F-1+) 1.40%, 11/07/08(a)	10,440	10,440,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2G DN (Bank of Nova Scotia SBPA), (A-1+, F-1+) 1.70%, 11/07/08(a)	6,315	6,315,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H DN (HSBC Bank USA N.A. SBPA), (A-1+, F-1+) 1.70%, 11/07/08(a)	4,495	4,495,000
New York Dormitory Authority RB (St. Lawrence University Project) Series 2008 DN (Citizens Bank LOC), (A-1+, VMIG-1) 1.65%, 11/06/08(a)	2,000	2,000,000
New York Dormitory Authority RB (The College of New Rochelle Project) Series 2008 DN (Royal Bank of Scotland LOC, Citizens Bank LOC), (VMIG-1) 1.70%, 11/07/08(a)	4,000	4,000,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A DN (Citibank N.A. Liquidity Facility), (A-1+) 1.83%, 11/06/08(a)(b)	6,560	6,560,000
New York Dormitory Authority RB Municipal Trust Receipts (Columbia University Project) Series 2001-132 DN (Societe Generale Liquidity Facility), (A-1+) 1.83%, 11/07/08(a)(b)	2,000	2,000,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994B DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1, F-1+) 1.80%, 11/05/08(a)	5,000	5,000,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994C DN (Wells Fargo Bank N.A. LOC), (A-1+, VMIG-1, F-1+) 1.43%, 11/05/08(a)	3,800	3,800,000
New York Energy Research & Development Authority RB (New York State Electric & Gas Project) Series 1994-D1 DN (JPMorgan Chase Bank LOC), (A-1+, VMIG-1, F-1+) 1.50%, 11/05/08(a)	17,500	17,500,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Series 2007 ROC-RR-II-R-12032 DN (Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1) 1.85%, 11/07/08(a)(b)	5,710	5,710,000
New York Housing Finance Agency RB (The Hospital for Special Surgery Staff Housing Project) Series 1985A DN (JPMorgan Chase Bank LOC), (VMIG-1) 2.30%, 11/07/08(a)	3,200	3,200,000
New York Housing Finance Agency RB Series 2003E DN (BNP Paribas LOC), (A-1+, F-1+) 1.70%, 11/07/08(a)	10,600	10,600,000
New York Housing Finance Agency RB Series 2008 ROC-RR-II-R-8103 DN (Citigroup Financial Products Liquidity Facility), (A-1+) 1.84%, 11/06/08(a)(b)	4,400	4,400,000
New York Local Government Assistance Corp. RB Series 1994B DN (Bayerische Landesbank Girozentrale LOC, Westdeutsche Landesbank LOC), (A-1+, VMIG-1) 2.50%, 11/07/08(a)	4,605	4,605,000

New York Local Government Assistance Corp. RB Series 1995C DN (Landesbank Hessen-Thuringen Girozentrale LOC), (A-1+, VMIG-1) 1.35%, 11/07/08(a)	300	300,000
New York Local Government Assistance Corp. RB Series 1995F DN (Toronto Dominion LOC), (A-1+, VMIG-1) 1.75%, 11/07/08(a)	2,400	2,400,000
New York Mortgage Agency RB Series 2008-159 DN (Bank of America N.A. LOC), (VMIG-1) 1.65%, 11/05/08(a)	6,500	6,500,000
New York Thruway Authority RB Eagle Trust Receipts Series 2008A DN (FSA Insurance, Citigroup Financial Products Liquidity Facility), (A-1+, VMIG-1) 2.39%, 11/06/08(a)(b)	6,900	6,900,000
Niagara-Wheatfield Central School District GO Series 2008 BAN, 2.75%, 5/20/09	495	496,860
North Shore Central School District GO Series 2008 TAN (State Aid Withholding Insurance), 2.50%, 6/24/09	910	915,244
North Syracuse Central School District GO Series 2008 RAN, 2.75%, 6/19/09	2,000	2,010,133
Northeastern Clinton Central School District GO Series 2008 BAN, 2.50%, 6/30/09	835	836,670
Ogdensburg Enlarged City School District GO Series 2008 RAN (State Aid Withholding Insurance), 2.75%, 6/26/09	745	746,983
Oneida County IDRB (Preswick Glen Civic Facility Project) Series 2006 DN (Lloyds TSB Bank Plc LOC), (A-1+, VMIG-1) 1.57%, 11/07/08(a)	3,500	3,500,000
Onondaga County IDA Civic Facility RB (YMCA Greater Syracuse Project) Series 2003A DN (Citizens Financial Group, Inc. LOC), 2.15%, 11/07/08(a)	3,800	3,800,000

See Notes to Financial Statements.

52	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Ontario County Civic Facilities RB (Finger Lakes Project) Series 2006A DN (Citizens Financial Group, Inc. LOC), (VMIG-1) 1.70%, 11/07/08(a)	$4,000	$4,000,000
Orange County IDA Civic Facilities RB (Cornwall Hospital Project) Series 2006 DN (KeyBank N.A. LOC), (VMIG-1) 3.30%, 11/07/08(a)	3,900	3,900,000
Otsego County IDRB (Templeton Foundation Project) Series 2007A DN (KeyBank N.A. LOC), 2.65%, 11/07/08(a)	575	575,000
Owego Town GO Series 2008 BAN, 2.70%, 1/29/09	721	721,113
Penn Yan Central School District GO Series 2008 BAN (State Aid Withholding Insurance), 2.75%, 6/18/09	3,470	3,490,094
Plainview Old Bethpage Central School District GO Series 2008 BAN (State Aid Withholding Insurance), 2.75%, 7/30/09	1,350	1,358,375
Plainview Old Bethpage Central School District GO Series 2008 TAN (State Aid Withholding Insurance), 2.75%, 6/30/09	1,700	1,711,848
Port Jervis City School District GO Series 2008 BAN (State Aid Withholding Insurance), 2.75%, 6/30/09	905	909,478
Port Washington Union Free School District GO Series 2008 TAN (State Aid Withholding Insurance), 2.75%, 6/24/09	3,005	3,027,273
Poughkeepsie City GO Series 2008A BAN, 2.75%, 4/24/09	1,090	1,095,929
Poughkeepsie City GO Series 2008 BAN, 2.75%, 3/20/09	865	867,388
Ramapo Housing Authority RB (Fountainview College Road Project) Series 1998 DN (M&T Bank Corp. LOC), (VMIG-1) 1.92%, 11/07/08(a)	6,970	6,970,000
Red Hook Central School District GO Series 2008 BAN, 2.50%, 7/29/09	1,625	1,635,758
Ridge Road Fire District GO Series 2008 BAN, 2.00%, 12/11/08	630	630,286
Rocky Point Union Free School District GO Series 2008 BAN, 2.75%, 6/30/09	955	961,567
Rocky Point Union Free School District GO Series 2008 TAN, 2.75%, 6/25/09	480	483,233
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B DN (KeyBank N.A. LOC), (VMIG-1) 3.15%, 11/07/08(a)	2,195	2,195,000
Schenectady School District GO Series 2008 BAN, 2.75%, 7/10/09	1,100	1,106,384
Schenectady School District GO Series 2008 RAN, 2.75%, 7/31/09	500	501,311
Seneca Falls Central School District GO Series 2008 BAN (State Aid Withholding Insurance), 2.75%, 6/19/09	625	628,519
Seneca Falls Central School District GO Series 2008 RAN (State Aid Withholding Insurance), 2.75%, 6/19/09	740	743,979
South Colonie Central School District GO Series 2008 BAN (State Aid Withholding Insurance), 2.75%, 6/19/09	1,300	1,307,397
South Glens Falls Central School District GO Series 2008 BAN (State Aid Withholding Insurance), 2.75%, 6/19/09	785	789,318
South Glens Falls Central School District GO Series 2008 RAN (State Aid Withholding Insurance), 2.75%, 6/19/09	875	879,703
South Jefferson Central School District GO Series 2008 RAN, 2.75%, 6/18/09	760	764,258
South Orangetown Central School District GO Series 2008 TAN (State Aid Withholding Insurance), 2.75%, 2/20/09	890	892,683
Tarrytown GO Series 2008 BAN, 2.75%, 5/28/09	1,000	1,005,146
Thousand Islands Central School District GO Series 2008 BAN, 3.00%, 6/30/09	1,555	1,562,526
Three Village Central School District GO Series 2008 BAN (State Aid Withholding Insurance), 2.75%, 5/15/09	480	481,911
Tobacco Settlement Financing Authority RB Series 2008B MB, 4.00%, 6/01/09	1,795	1,814,442
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbanken Liquidity Facility), (A-1+) 1.91%, 11/07/08(a)(b)(d)	7,495	7,495,000
Triborough Bridge & Tunnel Authority RB (Municipal Securities Trust Receipts) Series 2008 DN (Societe Generale LOC), (A-1+) 1.68%, 11/07/08(a)(b)	3,830	3,830,000
Triborough Bridge & Tunnel Authority RB Series 2001B DN (State Street Bank & Trust Co. SBPA), (A-1, VMIG-1) 1.35%, 11/05/08(a)	4,000	4,000,000
Triborough Bridge & Tunnel Authority RB Series 2002F DN (ABN-AMRO Bank N.V. SBPA), (A-1+, VMIG-1, F-1+) 1.66%, 11/07/08(a)	6,000	6,000,000
Triborough Bridge & Tunnel Authority RB Series 2005A DN (Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+) 4.50%, 11/07/08(a)	2,000	2,000,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 DN (Dexia Credit Local SBPA), (A-1, VMIG-1, F-1+) 3.16%, 11/07/08(a)	23,445	23,445,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 DN (Bank of America N.A. SBPA), (A-1+, VMIG-1, F-1+) 1.70%, 11/07/08(a)	3,755	3,755,000

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	53

Schedule of Investments (concluded)	New York Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Triborough Bridge & Tunnel Authority RB Series 2006B-4 DN (Landesbank Baden-Wurttemberg Girozentrale SBPA), (A-1+, VMIG-1, F-1+) 2.55%, 11/07/08(a)	$8,055	$8,055,000
Troy IDA Civic Facility RB (Rensselaer Polytechnic Institute Project) Series 2008 DN (Bank of America N.A. LOC), (A-1+, VMIG-1) 1.50%, 11/07/08(a)	8,000	8,000,000
Wappinger GO Series 2008 BAN, 2.75%, 4/03/09	655	657,724
Watertown GO Series 2008 BAN, 2.00%, 2/25/09	690	691,575
West Babylon Union Free School District GO Series 2008 BAN, 2.75%, 7/30/09	985	990,807
White Plains GO Series 2008 BAN, (MIG-1) 3.00%, 1/22/09	500	500,546
Williamsville Central School District GO Series 2008 BAN (State Aid Withholding Insurance), 2.75%, 6/25/09	650	652,714

Total Investments (Cost $453,172,666*) — 99.6%		453,172,666
Other Assets in Excess of Liabilities — 0.4%		1,735,335

Net Assets — 100.0%		$454,908,001

*	Aggregate cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale. As of report date, the Fund held 1.0% of its net assets, with a current market value and original cost of $4,700,000 in these securities.

(d)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Interest Income
New York City GO P-Float Trust Receipts Series 2005-3333 DN (Dexia Bank LOC)	$(5,300,000)	$120,487
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-232 DN (Depfa Bank Plc SBPA)	$(17,495,000)	$415,870
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbank Liquidity Facility)	—	$192,108

•	The ratings of the investments provided by Standard & Poor’s, Moody’s Investors Service, Inc. and Fitch Ratings are believed to be the most recent ratings available at October 31, 2008. The ratings have not been audited.

See Notes to Financial Statements.

54	ANNUAL REPORT	OCTOBER 31, 2008

Statements of Assets and Liabilities

October 31, 2008	TempFund	TempCash	FedFund	T-Fund	Federal Trust Fund
Assets
Investments at value - unaffiliated[1]	$53,792,543,000	$6,638,978,497	$6,566,167,772	$5,789,194,439	$482,233,877
Repurchase agreements - affiliated[2]	100,000,000	—	36,000,000	—	—
Repurchase agreements - unaffiliated[3]	3,223,000,000	594,329,000	5,363,723,000	14,594,816,000	—
Cash	56,266,750	515,101	—	6,974,399	533
Interest receivable	136,545,659	23,987,921	15,933,054	9,400,519	1,734,279
Prepaid expenses	4,733,014	805,563	714,055	1,282,860	52,507

Total assets	57,313,088,423	7,258,616,082	11,982,537,881	20,401,668,217	484,021,196

Liabilities
Bank overdraft	—	—	321,762	—	—
Investments purchased payable	2,167,022,346	115,002,930	—	—	—
Income dividends payable	59,227,177	7,127,542	6,152,279	5,420,284	433,057
Management fees payable	7,212,205	938,967	1,676,038	2,898,577	52,974
Service and distribution fees payable	3,099,188	220,383	442,665	523,064	34,249
Other affiliates payable	406,782	87,414	87,403	174,455	6,646
Officer’s and Trustees’ fees payable	26,673	7,872	6,885	6,693	3,576
Other accrued expenses payable	595,019	190,364	206,770	332,062	31,898

Total liabilities	2,237,589,390	123,575,472	8,893,802	9,355,135	562,400

Net Assets	$55,075,499,033	$7,135,040,610	$11,973,644,079	$20,392,313,082	$483,458,796

Net Assets Consist of
Paid-in capital	$55,081,432,187	$7,136,479,847	$11,973,634,820	$20,391,891,873	$483,311,379
Undistributed (distributions in excess of) net investment income	—	(36)	(145)	—	37,021
Accumulated net realized gain (loss)	(5,933,154)	(1,439,201)	9,404	421,209	110,396

Net Assets	$55,075,499,033	$7,135,040,610	$11,973,644,079	$20,392,313,082	$483,458,796

[1] Investments at cost - unaffiliated	$53,792,543,000	$6,638,978,497	$6,566,167,772	$5,789,194,439	$482,233,877
[2] Repurchase agreements at cost - affiliated	100,000,000	—	36,000,000	—	—
[3] Repurchase agreements at cost - unaffiliated	3,223,000,000	594,329,000	5,363,723,000	14,594,816,000	—

See Notes to Financial Statements.

55	ANNUAL REPORT	OCTOBER 31, 2008

Statements of Assets and Liabilities (continued)

October 31, 2008	TempFund	TempCash	FedFund	T-Fund	Federal Trust Fund
Net Asset Value
Institutional:
Net Assets	$43,874,586,628	$6,073,793,166	$10,300,496,416	$18,422,914,618	$314,885,516

Shares outstanding, unlimited number of shares authorized, $0.001 par value	43,872,698,593	6,074,422,735	10,300,586,618	18,422,624,981	314,769,889

Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar:
Net Assets	$6,546,253,899	$1,011,158,494	$1,148,784,419	$973,575,654	$168,573,280

Shares outstanding, unlimited number of shares authorized, $0.001 par value	6,550,986,020	1,011,941,963	1,148,591,165	973,438,861	168,542,112

Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management:
Net Assets	$1,155,401,737	$74,837	$25,057,238	$543,152,715	—

Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,155,724,493	74,872	25,057,185	543,164,922	—

Net Asset Value	$1.00	$1.00	$1.00	$1.00	—

Cash Reserve:
Net Assets	$10,397,667	—	$4,336,376	—	—

Shares outstanding, unlimited number of shares authorized, $0.001 par value	10,430,027	—	4,336,745	—	—

Net Asset Value	$1.00	—	$1.00	—	—

Administration:
Net Assets	$2,079,257,271	$50,014,113	$134,241,299	$44,214,646	—

Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,080,457,817	50,040,277	134,251,782	44,216,766	—

Net Asset Value	$1.00	$1.00	$1.00	$1.00	—

Select:
Net Assets	$922,457,350	—	$166,589,586	$218,772,955	—

Shares outstanding, unlimited number of shares authorized, $0.001 par value	923,107,591	—	166,604,547	218,768,960	—

Net Asset Value	$1.00	—	$1.00	$1.00	—

Premier Choice:
Net Assets	$2,034	—	$2,301	$513	—

Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,034	—	2,301	513	—

Net Asset Value	$1.00	—	$1.00	$1.00	—

Private Client:
Net Assets	$148,321,573	—	$102,146,826	$460,397	—

Shares outstanding, unlimited number of shares authorized, $0.001 par value	148,969,322	—	102,189,056	460,348	—

Net Asset Value	$1.00	—	$1.00	$1.00	—

Premier:
Net Assets	$338,820,874	—	$91,989,618	$189,221,584	—

Shares outstanding, unlimited number of shares authorized, $0.001 par value	339,056,290	—	92,015,420	189,216,522	—

Net Asset Value	$1.00	—	$1.00	$1.00	—

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	56

Statements of Assets and Liabilities (continued)

October 31, 2008	Treasury Trust Fund	MuniFund	MuniCash	California Money Fund	New York Money Fund
Assets
Investments at value - unaffiliated[1]	$7,649,262,527	$3,832,990,061	$538,831,414	$701,985,284	$445,677,666
Investments at value - affiliated[2]	—	2,130,000	—	3,630,000	7,495,000
Cash	—	2,706	6,398,946	54,810,447	51,247
Interest receivable - unaffiliated	—	21,445,307	2,950,593	3,553,048	2,468,173
Interest receivable - affiliated	—	7,965	—	38,297	75,128
Investments sold receivable	—	—	2,600,748	—	—
Prepaid expenses	453,545	339,224	90,487	81,307	50,189

Total assets	7,649,716,072	3,856,915,263	550,872,188	764,098,383	455,817,403

Liabilities
Bank overdraft	54,735	—	—	—	—
Investments purchased payable	—	887,602	—	—	—
Income dividends payable	2,107,269	6,384,542	1,013,929	1,089,425	772,811
Management fees payable	1,163,392	598,573	99,638	113,598	61,829
Service and distribution fees payable	174,444	212,777	22,129	45,015	23,660
Other affiliates payable	65,214	35,124	9,367	13,965	8,368
Officer’s and Trustees’ fees payable	5,462	4,891	4,974	4,143	3,691
Other accrued expenses payable	146,685	60,256	35,529	43,250	39,043

Total liabilities	3,717,201	8,183,765	1,185,566	1,309,396	909,402

Net Assets	$7,645,998,871	$3,848,731,498	$549,686,622	$762,788,987	$454,908,001

Net Assets Consist of
Paid-in capital	$7,645,000,763	$3,848,811,391	$549,676,592	$762,783,859	$454,907,037
Undistributed net investment income	175,798	2,304	10,030	160	18
Accumulated net realized gain (loss)	822,310	(82,197)	—	4,968	946

Net Assets	$7,645,998,871	$3,848,731,498	$549,686,622	$762,788,987	$454,908,001

[1] Investments at cost - unaffiliated	$7,649,262,527	$3,832,990,061	$538,831,414	$701,985,284	$445,677,666
[2] Investments at cost - affiliated	—	2,130,000	—	3,630,000	7,495,000

See Notes to Financial Statements.

57	ANNUAL REPORT	OCTOBER 31, 2008

Statements of Assets and Liabilities (concluded)

October 31, 2008	Treasury Trust Fund	MuniFund	MuniCash	California Money Fund	New York Money Fund
Net Asset Value
Institutional:
Net Assets	$6,669,301,773	$2,834,405,643	$459,835,286	$669,672,349	$391,792,592

Shares outstanding, unlimited number of shares authorized, $0.001 par value	6,668,420,191	2,834,442,692	459,827,959	669,486,145	391,319,659

Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar:
Net Assets	$632,855,428	$135,168,463	$89,851,336	$9,420,723	$5,023,712

Shares outstanding, unlimited number of shares authorized, $0.001 par value	632,810,480	135,174,110	89,820,100	9,407,581	5,015,961

Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management:
Net Assets	$109,530,824	$132,114,638	—	$63,350	$20,065,847

Shares outstanding, unlimited number of shares authorized, $0.001 par value	109,504,785	132,122,943	—	63,325	20,054,786

Net Asset Value	$1.00	$1.00	—	$1.00	$1.00

Administration:
Net Assets	$234,310,846	$557,299,572	—	$2,418,194	$15,586,611

Shares outstanding, unlimited number of shares authorized, $0.001 par value	234,265,307	557,262,516	—	2,416,236	15,569,423

Net Asset Value	$1.00	$1.00	—	$1.00	$1.00

Select:
Net Assets	—	$25,432,074	—	$43,260,925	$6,172,986

Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	25,430,446	—	43,244,770	6,167,461

Net Asset Value	—	$1.00	—	$1.00	$1.00

Premier Choice:
Net Assets	—	$2,313	—	$2,153	$2,255

Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	2,320	—	2,153	2,255

Net Asset Value	—	$1.00	—	$1.00	$1.00

Private Client:
Net Assets	—	$29,315,073	—	$24,421,664	$13,877,295

Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	29,242,585	—	24,329,545	13,861,391

Net Asset Value	—	$1.00	—	$1.00	$1.00

Premier:
Net Assets	—	$134,993,722	—	$13,529,629	$2,386,703

Shares outstanding, unlimited number of shares authorized, $0.001 par value	—	134,953,196	—	13,518,460	2,379,800

Net Asset Value	—	$1.00	—	$1.00	$1.00

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	58

Statements of Operations

Year Ended October 31, 2008	TempFund	TempCash	FedFund
Investment Income
Interest	$2,282,170,828	$469,554,587	$274,048,600
Interest - affiliated	3,215,670	—	692,389

Total investment income	2,285,386,498	469,554,587	274,740,989

Expenses
Management	115,001,694	27,402,628	19,081,769
Service and distribution - class specific	46,462,088	2,785,200	10,970,047
Transfer agent	2,569,258	524,853	474,489
Custodian	1,954,560	365,123	289,162
Professional	436,613	101,404	83,358
Printing	343,962	44,544	59,822
Officer and Trustees	331,091	77,351	68,777
Registration	85,486	50,229	186,633
Miscellaneous	2,684,520	504,942	438,778

Total expenses	169,869,272	31,856,274	31,652,835
Less management fees waived	(4,818,344)	(5,461,702)	(1,883,376)
Less service and distribution fees waived - class specific	(5,551,581)	—	(3,129,622)
Less fees paid indirectly	(161,489)	(5,927)	(95,220)

Total expenses after waivers and fees paid indirectly	159,337,858	26,388,645	26,544,617

Net investment income	2,126,048,640	443,165,942	248,196,372

Realized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,492,321)	713,849	21,458
Investments - affiliated	—	—	—

	(2,492,321)	713,849	21,458

Net Increase in Net Assets Resulting from Operations	$2,123,556,319	$443,879,791	$248,217,830

See Notes to Financial Statements.

59	ANNUAL REPORT	OCTOBER 31, 2008

T-Fund	Federal Trust Fund	Treasury Trust Fund	MuniFund	MuniCash	California Money Fund	New York Money Fund
$250,740,838	$15,654,236	$87,090,090	$112,599,366	$22,971,118	$25,880,668	$16,533,826
178,354	—	—	350,473	53,514	553,777	728,465

250,919,192	15,654,236	87,090,090	112,949,839	23,024,632	26,434,445	17,262,291

22,604,579	1,363,409	10,011,269	11,460,480	2,791,766	4,183,438	2,725,997
6,315,688	293,465	1,520,751	5,379,551	223,618	2,492,144	1,638,395
425,323	27,793	241,473	217,825	55,694	87,445	53,674
293,994	19,760	113,251	122,130	34,473	33,053	27,647
103,676	30,262	56,094	52,505	30,579	40,570	39,575
40,184	3,846	15,492	19,025	1,987	11,049	4,665
83,108	22,804	47,072	40,024	22,330	24,978	23,332
311,715	37,683	139,077	90,712	58,093	24,555	17,516
725,726	43,665	268,427	208,901	52,480	50,659	42,085

30,903,993	1,842,687	12,412,906	17,591,153	3,271,020	6,947,891	4,572,886
(1,780,391)	(507,785)	(1,664,711)	(3,634,842)	(1,674,128)	(2,186,346)	(1,462,215)
(244,642)	—	—	(1,283,363)	—	(866,907)	(616,960)
(47,813)	(654)	(3,198)	(132,834)	(32,637)	(22,024)	(18,669)

28,831,147	1,334,248	10,744,997	12,540,114	1,564,255	3,872,614	2,475,042

222,088,045	14,319,988	76,345,093	100,409,725	21,460,377	22,561,831	14,787,249

528,248	110,396	998,108	(82,197)	296,401	156,405	19,266
—	—	—	—	—	41,850	—

528,248	110,396	998,108	(82,197)	296,401	198,255	19,266

$222,616,293	$14,430,384	$77,343,201	$100,327,528	$21,756,778	$22,760,086	$14,806,515

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	60

Statements of Changes in Net Assets

	TempFund		TempCash
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2008	2007	2008	2007
Operations
Net investment income	$2,126,048,640	$1,975,697,015	$443,165,942	$509,202,644
Net realized gain (loss)	(2,492,321)	69,686	713,849	68,723

Net increase in net assets resulting from operations	2,123,556,319	1,975,766,701	443,879,791	509,271,367

Dividends to Shareholders From
Net investment income:
Institutional	(1,739,367,625)	(1,448,652,272)	(408,547,331)	(462,360,840)
Dollar	(210,241,820)	(268,354,099)	(33,508,851)	(46,432,912)
Cash Management	(26,868,529)	(24,975,107)	(4,418)	(5,298)
Cash Reserve	(308,227)	(791,748)	—	—
Administration	(68,242,864)	(95,779,809)	(1,105,342)	(403,630)
Select	(24,812,530)	(37,405,578)	—	—
Premier Choice	(34)	(652,749)	—	—
Private Client	(41,264,707)	(77,288,590)	—	—
Premier	(14,942,304)	(21,797,063)	—	—

Decrease in net assets resulting from dividends to shareholders	(2,126,048,640)	(1,975,697,015)	(443,165,942)	(509,202,680)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(7,497,102,471)	26,979,181,649	(5,290,810,474)	1,804,075,035

Net Assets
Total increase (decrease) in net assets	(7,499,594,792)	26,979,251,335	(5,290,096,625)	1,804,143,722
Beginning of year	62,575,093,825	35,595,842,490	12,425,137,235	10,620,993,513

End of year	$55,075,499,033	$62,575,093,825	$7,135,040,610	$12,425,137,235

End of year undistributed (distributions in excess of) net investment income	—	—	$(36)	$(36)

See Notes to Financial Statements.

61	ANNUAL REPORT	OCTOBER 31, 2008

FedFund		T-Fund		Federal Trust Fund
Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
2008	2007	2008	2007	2008	2007
$248,196,372	$174,364,560	$222,088,045	$247,839,893	$14,319,988	$14,967,070
21,458	—	528,248	(81)	110,396	36,727

248,217,830	174,364,560	222,616,293	247,839,812	14,430,384	15,003,797

(197,662,007)	(125,002,205)	(188,829,728)	(187,611,225)	(10,951,112)	(11,831,501)
(21,547,298)	(22,516,414)	(19,429,733)	(31,724,030)	(2,490,465)	(2,633,395)
(80,556)	—	(10,085,855)	(25,833,998)	—	—
(63,877)	(144,588)	—	—	—	—
(2,263,593)	(2,544,467)	(1,575,906)	(2,670,631)	(878,411)	(502,174)
(2,907,415)	(2,415,677)	(282,140)	—	—	—
(60)	(106)	(10)	(3)	—	—
(20,262,947)	(18,860,453)	(264,358)	(3)	—	—
(3,408,619)	(2,880,795)	(1,620,315)	(3)	—	—

(248,196,372)	(174,364,705)	(222,088,045)	(247,839,893)	(14,319,988)	(14,967,070)

5,702,311,023	2,958,400,893	12,699,617,013	3,713,966,890	74,745,658	265,699,434

5,702,332,481	2,958,400,748	12,700,145,261	3,713,966,809	74,856,054	265,736,161
6,271,311,598	3,312,910,850	7,692,167,821	3,978,201,012	408,602,742	142,866,581

$11,973,644,079	$6,271,311,598	$20,392,313,082	$7,692,167,821	$483,458,796	$408,602,742

$(145)	$(145)	—	—	$37,021	$294

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	62

Statements of Changes in Net Assets (concluded)

	Treasury Trust Fund		MuniFund
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2008	2007	2008	2007
Operations
Net investment income	$76,345,093	$70,979,039	$100,409,725	$96,288,897
Net realized gain (loss)	998,108	524,325	(82,197)	19,489

Net increase in net assets resulting from operations	77,343,201	71,503,364	100,327,528	96,308,386

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(67,203,072)	(56,201,711)	(71,997,869)	(60,529,909)
Dollar	(5,403,884)	(7,888,982)	(3,974,287)	(3,150,414)
Cash Management	(1,094,320)	(2,031,945)	(1,839,720)	(1,688,895)
Cash Reserve	—	—	—	—
Administration	(2,643,817)	(4,856,401)	(12,075,074)	(14,267,987)
Select	—	—	(550,057)	(697,696)
Premier Choice	—	—	(58)	(73)
Private Client	—	—	(5,229,906)	(9,127,900)
Premier	—	—	(4,742,754)	(6,826,023)
Net realized gain:
Institutional	(176,220)	—	—	—
Dollar	(19,981)	—	—	—
Cash Management	(2,885)	—	—	—
Administration	(5,512)	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(76,549,691)	(70,979,039)	(100,409,725)	(96,288,897)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	4,950,256,507	1,442,633,346	358,550,982	1,116,054,836

Net Assets
Total increase (decrease) in net assets	4,951,050,017	1,443,157,671	358,468,785	1,116,074,325
Beginning of year	2,694,948,854	1,251,791,183	3,490,262,713	2,374,188,388

End of year	$7,645,998,871	$2,694,948,854	$3,848,731,498	$3,490,262,713

End of year undistributed net investment income	$175,798	—	$2,304	$2,304

See Notes to Financial Statements.

63	ANNUAL REPORT	OCTOBER 31, 2008

MuniCash		California Money Fund		New York Money Fund
Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
2008	2007	2008	2007	2008	2007
$21,460,377	$48,823,502	$22,561,831	$39,642,572	$14,787,249	$19,509,134
296,401	227,059	198,255	67,898	19,266	51,875

21,756,778	49,050,561	22,760,086	39,710,470	14,806,515	19,561,009

(19,332,917)	(45,724,041)	(17,121,959)	(28,478,818)	(10,988,175)	(12,465,216)
(2,125,434)	(3,084,371)	(606,722)	(1,921,183)	(124,045)	(235,929)
—	—	(220,897)	(483,627)	(385,737)	(400,826)
(55)	(679)	—	—	—	—
(1,971)	(14,411)	(107,599)	(202,460)	(284,926)	(480,638)
—	—	(553,315)	(1,094,130)	(114,075)	(144,854)
—	—	(43)	(69)	(1,850)	(8,065)
—	—	(3,526,957)	(6,736,251)	(2,755,304)	(5,348,142)
—	—	(424,339)	(726,034)	(133,137)	(425,464)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(21,460,377)	(48,823,502)	(22,561,831)	(39,642,572)	(14,787,249)	(19,509,134)

(456,383,963)	(318,827,058)	(369,015,194)	(36,406,671)	(134,211,131)	93,730,018

(456,087,562)	(318,599,999)	(368,816,939)	(36,338,773)	(134,191,865)	93,781,893
1,005,774,184	1,324,374,183	1,131,605,926	1,167,944,699	589,099,866	495,317,973

$549,686,622	$1,005,774,184	$762,788,987	$1,131,605,926	$454,908,001	$589,099,866

$10,030	$10,030	160	—	$18	$6

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	64

Financial Highlights	TempFund

	Institutional
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0338	0.0521	0.0470	0.0276	0.0109
Dividends from net investment income	(0.0338)	(0.0521)	(0.0470)	(0.0276)	(0.0109)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	3.43%	5.33%	4.81%	2.80%	1.09%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.18%	0.18%	0.18%	0.18%	0.18%

Total expenses after waivers	0.18%	0.18%	0.18%	0.18%	0.18%

Total expenses	0.19%	0.20%	0.20%	0.21%	0.21%

Net investment income	3.33%	5.22%	4.78%	2.78%	1.09%

Supplemental Data
Net assets, end of year (000)	$43,874,587	$50,720,755	$25,788,255	$20,229,031	$17,452,337

	Dollar
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0313	0.0496	0.0445	0.0252	0.0084
Dividends from net investment income	(0.0313)	(0.0496)	(0.0445)	(0.0252)	(0.0084)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	3.18%	5.07%	4.55%	2.54%	0.84%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.43%	0.43%	0.43%	0.43%	0.43%

Total expenses after waivers	0.43%	0.43%	0.43%	0.43%	0.43%

Total expenses	0.44%	0.45%	0.45%	0.46%	0.46%

Net investment income	3.14%	4.95%	4.44%	2.57%	0.83%

Supplemental Data
Net assets, end of year (000)	$6,546,254	$6,310,899	$4,971,729	$4,212,168	$3,665,117

See Notes to Financial Statements.

65	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	TempFund

	Cash Management
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0288	0.0471	0.0420	0.0227	0.0059
Dividends from net investment income	(0.0288)	(0.0471)	(0.0420)	(0.0227)	(0.0059)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.92%	4.81%	4.28%	2.29%	0.59%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.68%	0.68%	0.68%	0.68%	0.68%

Total expenses after waivers	0.68%	0.68%	0.68%	0.68%	0.68%

Total expenses	0.69%	0.70%	0.70%	0.71%	0.71%

Net investment income	2.77%	4.71%	4.24%	2.38%	0.58%

Supplemental Data
Net assets, end of year (000)	$1,155,402	$724,122	$358,944	$282,475	$192,325

	Cash Reserve[1]
	Year Ended October 31,			Period October 4, 2005 to October 31, 2005	Period November 1, 2003 to December 15, 2003
	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0298	0.0481	0.0430	0.0025	0.0007
Dividends from net investment income	(0.0298)	(0.0481)	(0.0430)	(0.0025)	(0.0007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	3.02%	4.92%	4.39%	0.24%[2]	0.07%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.58%	0.58%	0.58%	0.58%[3]	0.58%[3]

Total expenses after waivers	0.58%	0.58%	0.58%	0.58%[3]	0.58%[3]

Total expenses	0.59%	0.60%	0.61%	0.62%[3]	0.60%[3]

Net investment income	3.09%	4.80%	4.38%	3.34%[3]	0.54%[3]

Supplemental Data
Net assets, end of period (000)	$10,398	$12,090	$17,173	$3,723	—

1	There were no Cash Reserve Shares outstanding during the period December 16, 2003 to October 3, 2005.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	66

Financial Highlights (continued)	TempFund

	Administration
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0328	0.0511	0.0460	0.0267	0.0099
Dividends from net investment income	(0.0328)	(0.0511)	(0.0460)	(0.0267)	(0.0099)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	3.33%	5.23%	4.70%	2.70%	0.99%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.28%	0.28%	0.28%	0.28%	0.28%

Total expenses after waivers	0.28%	0.28%	0.28%	0.28%	0.28%

Total expenses	0.29%	0.30%	0.30%	0.31%	0.31%

Net investment income	3.25%	5.11%	4.65%	2.71%	1.25%

Supplemental Data
Net assets, end of year (000)	$2,079,257	$1,842,566	$1,763,132	$1,261,354	$1,200,346

	Select
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0256	0.0439	0.0388	0.0195	0.0032
Dividends from net investment income	(0.0256)	(0.0439)	(0.0388)	(0.0195)	(0.0032)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.59%	4.48%	3.95%	1.96%	0.32%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	1.00%	1.00%	1.00%	1.00%	0.95%

Total expenses after waivers	1.00%	1.00%	1.00%	1.00%	0.95%

Total expenses	1.04%	1.05%	1.05%	1.03%	1.03%

Net investment income	2.56%	4.39%	3.89%	2.25%	0.34%

Supplemental Data
Net assets, end of year (000)	$922,457	$888,584	$810,613	$706,592	$189,266

See Notes to Financial Statements.

67	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	TempFund

	Premier Choice				Private Client
	Period March 1, 2008 to October 31, 2008[1]	Period November 1, 2006 to August 16, 2007[1]	Year Ended October 31, 2006	Period April 25, 2005[2] to October 31, 2005					Period March 26, 2004[2] to October 31, 2004
					Year Ended October 31,
					2008	2007	2006	2005
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0168	0.0390	0.0443	0.0154	0.0288	0.0473	0.0428	0.0235	0.0048
Dividends from net investment income	(0.0168)	(0.0390)	(0.0443)	(0.0154)	(0.0288)	(0.0473)	(0.0428)	(0.0235)	(0.0048)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.70%[3]	3.98%[3]	4.52%	1.55%[3]	2.92%	4.84%	4.37%	2.37%	0.48%[3]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.45%[4]	0.45%[4]	0.45%	0.45%[4]	0.68%	0.65%	0.60%	0.60%	0.58%[4]

Total expenses after waivers	0.45%[4]	0.45%[4]	0.45%	0.45%[4]	0.68%	0.65%	0.60%	0.60%	0.58%[4]

Total expenses	0.73%[4]	0.70%[4]	0.71%	0.72%[4]	1.04%	1.05%	1.05%	1.06%	1.05%[4]

Net investment income	2.52%[4]	4.92%[4]	4.78%	3.09%[4]	3.03%	4.73%	4.32%	2.57%	0.96%[4]

Supplemental Data
Net assets, end of period (000)	$2	—	$10,347	$3,619	$148,322	$1,566,346	$1,479,708	$1,018,935	$280,458

	Premier
	Year Ended October 31,			Period March 2, 2005[2] to October 31, 2005
	2008	2007	2006
Per Share Outstanding Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0288	0.0473	0.0428	0.0179
Dividends from net investment income	(0.0288)	(0.0473)	(0.0428)	(0.0179)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.92%	4.84%	4.37%	1.80%[3]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.68%	0.66%	0.60%	0.60%[4]

Total expenses after waivers	0.68%	0.66%	0.60%	0.60%[4]

Total expenses	0.79%	0.80%	0.80%	0.81%[4]

Net investment income	2.99%	4.73%	4.29%	2.93%[4]

Supplemental Data
Net assets, end of period (000)	$338,821	$509,731	$395,943	$321,636

1	There were no Premier Choice Shares outstanding during the period August 17, 2007 to February 28, 2008.

2	Commencement of Operations.

3	Aggregate total investment return.

4	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	68

Financial Highlights (continued)	TempCash

	Institutional
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Outstanding Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0336	0.0521	0.0471	0.0278	0.0112
Dividends from net investment income	(0.0336)	(0.0521)	(0.0471)	(0.0278)	(0.0112)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	3.42%	5.34%	4.82%	2.82%	1.13%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.18%	0.18%	0.18%	0.18%	0.18%

Total expenses after waivers	0.18%	0.18%	0.18%	0.18%	0.18%

Total expenses	0.22%	0.24%	0.23%	0.24%	0.23%

Net investment income	3.46%	5.22%	4.79%	2.88%	1.11%

Supplemental Data
Net assets, end of year (000)	$6,073,793	$11,420,516	$9,769,075	$11,576,987	$7,850,023

	Dollar
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Outstanding Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0313	0.0496	0.0446	0.0253	0.0087
Dividends from net investment income	(0.0313)	(0.0496)	(0.0446)	(0.0253)	(0.0087)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	3.16%	5.08%	4.56%	2.56%	0.88%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.44%	0.43%	0.43%	0.43%	0.43%

Total expenses after waivers	0.44%	0.43%	0.43%	0.43%	0.43%

Total expenses	0.48%	0.49%	0.48%	0.49%	0.49%

Net investment income	3.07%	4.96%	4.50%	2.63%	0.87%

Supplemental Data
Net assets, end of year (000)	$1,011,158	$1,004,425	$826,331	$595,873	$531,509

See Notes to Financial Statements.

69	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	TempCash

	Cash Management			Administration
	Year Ended October 31,		Period June 14, 2006[1] to October 31, 2006	Period November 30, 2007 to October 31, 2008[2]	Period November 1, 2006 to September 24, 2007[3]	Period November 15, 2005 to October 31, 2006[4]
	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0286	0.0471	0.0179	0.0169	0.0386	0.0301
Dividends from net investment income	(0.0286)	(0.0471)	(0.0179)	(0.0169)	(0.0386)	(0.0301)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.90%	4.82%	1.80%[5]	1.70%[5]	3.92%[5]	3.04%[5]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.68%	0.68%	0.68%[6]	0.28%[6]	0.28%[6]	0.28%[6]

Total expenses after waivers	0.68%	0.68%	0.68%[6]	0.28%[6]	0.28%[6]	0.28%[6]

Total expenses	0.72%	0.74%	0.73%[6]	0.33%[6]	0.34%[6]	0.34%[6]

Net investment income	3.04%	4.72%	4.29%[6]	2.51%[6]	5.12%[6]	5.01%[6]

Supplemental Data
Net assets, end of period (000)	$75	$196	$126	$50,014	—	$25,461

1	Commencement of Operations.

2	There were no Administration Shares outstanding during the period September 25, 2007 to November 29, 2007 or the period December 24, 2007 to April 15, 2008.

3	There were no Administration Shares outstanding during the period June 28, 2007 to August 20, 2007.

4	There were no Administration Shares outstanding during the period November 25, 2005 to March 30, 2006.

5	Aggregate total investment return.

6	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	70

Financial Highlights (continued)	FedFund

	Institutional
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0289	0.0507	0.0463	0.0269	0.0105
Dividends from net investment income	(0.0289)	(0.0507)	(0.0463)	(0.0269)	(0.0105)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.93%	5.19%	4.73%	2.73%	1.05%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses after waivers	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.22%	0.27%	0.28%	0.29%	0.29%

Net investment income	2.74%	5.04%	4.64%	2.73%	1.04%

Supplemental Data
Net assets, end of year (000)	$10,300,496	$4,583,892	$2,417,594	$2,320,001	$1,883,220

	Dollar					Cash Management
	Year Ended October 31,					Period August 12, 2008[1] to October 31, 2008
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0264	0.0482	0.0438	0.0244	0.0080	0.0032
Dividends from net investment income	(0.0264)	(0.0482)	(0.0438)	(0.0244)	(0.0080)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.68%	4.93%	4.47%	2.47%	0.80%	0.32%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.45%	0.45%	0.45%	0.45%	0.45%	0.69%[3]

Total expenses after waivers	0.45%	0.45%	0.45%	0.45%	0.45%	0.69%[3]

Total expenses	0.48%	0.52%	0.53%	0.54%	0.54%	0.72%[3]

Net investment income	2.50%	4.83%	4.46%	2.49%	0.79%	1.45%[3]

Supplemental Data
Net assets, end of period (000)	$1,148,784	$683,594	$415,040	$372,460	$345,479	$25,057

See Notes to Financial Statements.

71	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	FedFund

	Cash Reserve
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0250	0.0467	0.0423	0.0229	0.0065
Dividends from net investment income	(0.0250)	(0.0467)	(0.0423)	(0.0229)	(0.0065)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.52%	4.78%	4.31%	2.32%	0.65%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.60%	0.60%	0.60%	0.60%	0.60%

Total expenses after waivers	0.60%	0.60%	0.60%	0.60%	0.60%

Total expenses	0.63%	0.66%	0.68%	0.70%	0.69%

Net investment income	2.18%	4.61%	4.26%	1.94%	0.62%

Supplemental Data
Net assets, end of year (000)	$4,336	$1,183	$1,082	$1,547	$9,276

	Administration
	Year Ended October 31,			Period November 10, 2004[1] to October 31, 2005[4]
	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0280	0.0497	0.0453	0.0110
Dividends from net investment income	(0.0280)	(0.0497)	(0.0453)	(0.0110)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.83%	5.09%	4.63%	1.10%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.30%	0.30%	0.30%	0.30%[3]

Total expenses after waivers	0.30%	0.30%	0.30%	0.30%[3]

Total expenses	0.32%	0.38%	0.38%	0.39%[3]

Net investment income	2.51%	4.97%	4.67%	2.63%[3]

Supplemental Data
Net assets, end of period (000)	$134,241	$41,411	$83,069	$43,480

1	Commencement of Operations.

2	Aggregate total investment return.

3	Annualized.

4	There were no Administration Shares outstanding during the period November 19, 2004 to July 5, 2005.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	72

Financial Highlights (continued)	FedFund

	Select
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0209	0.0427	0.0383	0.0189	0.0031
Dividends from net investment income	(0.0209)	(0.0427)	(0.0383)	(0.0189)	(0.0031)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.11%	4.36%	3.90%	1.91%	0.31%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	1.00%	1.00%	1.00%	1.00%	0.95%

Total expenses after waivers	1.00%	1.00%	1.00%	1.00%	0.95%

Total expenses	1.07%	1.12%	1.13%	1.09%	1.09%

Net investment income	2.03%	4.24%	3.86%	2.14%	0.36%

Supplemental Data
Net assets, end of year (000)	$166,590	$98,752	$52,420	$47,205	$18,837

	Premier Choice
	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0264	0.0482	0.0438	0.0244	0.0054
Dividends from net investment income	(0.0264)	(0.0482)	(0.0438)	(0.0244)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.67%	4.93%	4.47%	2.47%	0.54%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.45%	0.45%	0.45%	0.45%	0.45%[3]

Total expenses after waivers	0.45%	0.45%	0.45%	0.45%	0.45%[3]

Total expenses	0.78%	0.77%	0.53%	0.87%	0.54%[3]

Net investment income	2.63%	4.83%	4.39%	2.48%	0.92%[3]

Supplemental Data
Net assets, end of period (000)	$2	$2	$2	$2	$2

See Notes to Financial Statements.

73	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	FedFund

	Private Client
	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0241	0.0462	0.0423	0.0229	0.0045
Dividends from net investment income	(0.0241)	(0.0462)	(0.0423)	(0.0229)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.44%	4.72%	4.31%	2.32%	0.45%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.68%	0.66%	0.60%	0.60%	0.58%[3]

Total expenses after waivers	0.68%	0.66%	0.60%	0.60%	0.58%[3]

Total expenses	1.07%	1.12%	1.13%	1.14%	0.80%[3]

Net investment income	2.59%	4.58%	4.25%	2.59%	0.92%[3]

Supplemental Data
Net assets, end of period (000)	$102,147	$768,612	$295,307	$241,913	$50,579

	Premier
	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0241	0.0462	0.0423	0.0227	0.0038
Dividends from net investment income	(0.0241)	(0.0462)	(0.0423)	(0.0227)	(0.0038)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.44%	4.72%	4.31%	2.30%	0.38%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.68%	0.66%	0.60%	0.60%	0.70%[3]

Total expenses after waivers	0.68%	0.66%	0.60%	0.60%	0.70%[3]

Total expenses	0.82%	0.87%	0.88%	0.89%	0.79%[3]

Net investment income	2.47%	4.60%	4.15%	2.84%	0.60%[3]

Supplemental Data
Net assets, end of period (000)	$91,990	$93,867	$48,396	$86,126	$2

1	Commencement of Operations.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	74

Financial Highlights (continued)	T-Fund

	Institutional
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0224	0.0493	0.0456	0.0260	0.0098
Dividends from net investment income	(0.0224)	(0.0493)	(0.0456)	(0.0260)	(0.0098)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.26%	5.05%	4.65%	2.63%	0.99%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.21%	0.20%	0.20%	0.20%	0.20%

Total expenses after waivers	0.21%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.22%	0.25%	0.26%	0.28%	0.28%

Net investment income	2.01%	4.88%	4.57%	2.66%	0.98%

Supplemental Data
Net assets, end of year (000)	$18,422,915	$6,280,213	$2,906,319	$2,958,524	$2,438,998

	Dollar
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0199	0.0468	0.0431	0.0235	0.0073
Dividends from net investment income	(0.0199)	(0.0468)	(0.0431)	(0.0235)	(0.0073)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.00%	4.79%	4.39%	2.37%	0.74%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses after waivers	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.47%	0.51%	0.51%	0.53%	0.53%

Net investment income	2.13%	4.69%	4.32%	2.43%	0.73%

Supplemental Data
Net assets, end of year (000)	$973,576	$775,904	$691,792	$728,168	$1,481,069

See Notes to Financial Statements.

75	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	T-Fund

	Cash Management
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0174	0.0443	0.0406	0.0210	0.0048
Dividends from net investment income	(0.0174)	(0.0443)	(0.0406)	(0.0210)	(0.0048)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.75%	4.53%	4.13%	2.12%	0.48%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.70%	0.70%	0.70%	0.70%	0.70%

Total expenses after waivers	0.70%	0.70%	0.70%	0.70%	0.70%

Total expenses	0.72%	0.75%	0.77%	0.78%	0.78%

Net investment income	1.78%	4.42%	4.25%	2.21%	0.49%

Supplemental Data
Net assets, end of year (000)	$543,153	$552,059	$364,515	$126,531	$71,616

	Administration
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0214	0.0484	0.0446	0.0250	0.0088
Dividends from net investment income	(0.0214)	(0.0484)	(0.0446)	(0.0250)	(0.0088)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.16%	4.94%	4.55%	2.53%	0.89%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.29%	0.30%	0.30%	0.30%	0.30%

Total expenses after waivers	0.29%	0.30%	0.30%	0.30%	0.30%

Total expenses	0.31%	0.35%	0.37%	0.37%	0.39%

Net investment income	2.30%	4.77%	4.47%	2.98%	0.90%

Supplemental Data
Net assets, end of year (000)	$44,215	$83,990	$15,574	$19,832	$201

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	76

Financial Highlights (continued)	T-Fund

	Select	Premier Choice
	Period February 28, 2008[1] to October 31, 2008	Year Ended October 31, 2008	Period October 9, 2007[1] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0061	0.0199	0.0027
Dividends from net investment income	(0.0061)	(0.0199)	(0.0027)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	0.61%[2]	2.00%	0.26%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.91%[3]	0.46%	0.45%[3]

Total expenses after waivers	0.91%[3]	0.46%	0.45%[3]

Total expenses	1.07%[3]	0.47%	0.74%[3]

Net investment income	0.66%[3]	1.98%	4.37%[3]

Supplemental Data
Net assets, end of period (000)	$218,773	$1	$1

	Private Client		Premier
	Year Ended October 31, 2008	Period October 9, 2007[1] to October 31, 2007	Year Ended October 31, 2008	Period October 9, 2007[1] to October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0176	0.0025	0.0176	0.0025
Dividends from net investment income	(0.0176)	(0.0025)	(0.0176)	(0.0025)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.77%	0.24%[2]	1.77%	0.24%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.68%	0.68%[3]	0.68%	0.68%[3]

Total expenses after waivers	0.68%	0.68%[3]	0.68%	0.68%[3]

Total expenses	1.07%	1.09%[3]	0.82%	0.84%[3]

Net investment income	2.43%	4.14%[3]	1.43%	4.14%[3]

Supplemental Data
Net assets, end of period (000)	$460	$1	$189,222	$1

1	Commencement of Operations.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

77	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	Federal Trust Fund

	Institutional
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0283	0.0503	0.0459	0.0263	0.0101
Dividends from net investment income	(0.0283)	(0.0503)	(0.0459)	(0.0263)	(0.0101)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.86%	5.15%	4.68%	2.67%	1.02%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses after waivers	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.30%	0.32%	0.36%	0.38%	0.35%

Net investment income	2.88%	5.02%	4.56%	2.68%	0.97%

Supplemental Data
Net assets, end of year (000)	$314,886	$331,909	$105,242	$110,741	$88,886

	Dollar
	Year Ended October 31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0258	0.0478	0.0434	0.0238	0.0076
Dividends from net investment income	(0.0258)	(0.0478)	(0.0434)	(0.0238)	(0.0076)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.61%	4.89%	4.42%	2.41%	0.77%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses after waivers	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.56%	0.57%	0.60%	0.63%	0.60%

Net investment income	2.34%	4.77%	4.34%	2.55%	0.80%

Supplemental Data
Net assets, end of year (000)	$168,573	$43,013	$37,625	$18,857	$7,835

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	78

Financial Highlights (continued)	Treasury Trust Fund

	Institutional
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0199	0.0458	0.0431	0.0244	0.0091

Dividends and distributions from:
Net investment income	(0.0199)	(0.0458)	(0.0431)	(0.0244)	(0.0091)
Net realized gain	(0.0000)	—	—	—	—

Total dividends and distributions	(0.0199)	(0.0458)	(0.0431)	(0.0244)	(0.0091)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.01%	4.68%	4.39%	2.47%	0.92%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses after waivers	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.24%	0.29%	0.31%	0.31%	0.31%

Net investment income	1.73%	4.38%	4.32%	2.43%	0.89%

Supplemental Data
Net assets, end of year (000)	$6,669,302	$2,370,308	$882,971	$806,381	$783,247

	Dollar
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0174	0.0433	0.0406	0.0219	0.0066

Dividends and distributions from:
Net investment income	(0.0174)	(0.0433)	(0.0406)	(0.0219)	(0.0066)
Net realized gain	(0.0000)	—	—	—	—

Total dividends and distributions	(0.0174)	(0.0433)	(0.0406)	(0.0219)	(0.0066)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.75%	4.42%	4.14%	2.21%	0.67%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses after waivers	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.49%	0.55%	0.56%	0.56%	0.56%

Net investment income	1.39%	4.36%	4.06%	2.09%	0.68%

Supplemental Data
Net assets, end of year (000)	$632,855	$173,312	$205,317	$206,999	$343,163

See Notes to Financial Statements.

79	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	Treasury Trust Fund

	Cash Management
	Year Ended October 31,			Period November 17, 2004[1] to October 31, 2005	Period November 1, 2003[2] to June 20, 2004
	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0149	0.0408	0.0381	0.0190	0.0018

Dividends and distributions from:
Net investment income	(0.0149)	(0.0408)	(0.0381)	(0.0190)	(0.0018)
Net realized gain	(0.0000)	—	—	—	—

Total dividends and distributions	(0.0149)	(0.0408)	(0.0381)	(0.0190)	(0.0018)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.50%	4.16%	3.88%	1.92%[3]	0.18%[3]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.70%	0.70%	0.70%	0.70%[4]	0.70%[4]

Total expenses after waivers	0.70%	0.70%	0.70%	0.70%[4]	0.70%[4]

Total expenses	0.73%	0.80%	0.80%	0.81%[4]	0.80%[4]

Net investment income	1.34%	4.10%	3.72%	1.58%[4]	0.27%[4]

Supplemental Data
Net assets, end of period (000)	$109,531	$54,373	$50,437	$21,929	—

	Administration
	Year Ended October 31,				Period May 25, 2004[5] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0189	0.0448	0.0421	0.0234	0.0043

Dividends and distributions from:
Net investment income	(0.0189)	(0.0448)	(0.0421)	(0.0234)	(0.0043)
Net realized gain	(0.0000)	—	—	—	—

Total dividends and distributions	(0.0189)	(0.0448)	(0.0421)	(0.0234)	(0.0043)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.90%	4.57%	4.29%	2.37%	0.44%[3]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.30%	0.30%	0.30%	0.30%	0.30%[4]

Total expenses after waivers	0.30%	0.30%	0.30%	0.30%	0.30%[4]

Total expenses	0.34%	0.40%	0.41%	0.41%	0.40%[4]

Net investment income	1.79%	4.49%	4.16%	2.36%	1.04%[4]

Supplemental Data
Net assets, end of period (000)	$234,311	$96,955	$113,067	$154,211	$141,449

1	There were no Cash Management Shares outstanding during the period June 21, 2004 to November 16, 2004.

2	There were no Cash Management Shares outstanding during the period November 1, 2002 to October 31, 2003.

3	Aggregate total investment return.

4	Annualized.

5	There were no Administration Shares outstanding during the period October 3, 2003 to May 24, 2004.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	80

Financial Highlights (continued)	MuniFund

	Institutional
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0254	0.0349	0.0312	0.0199	0.0095
Dividends from net investment income	(0.0254)	(0.0349)	(0.0312)	(0.0199)	(0.0095)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.56%	3.55%	3.17%	2.01%	0.95%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.20%	0.20%	0.20%	0.19%	0.19%

Total expenses after waivers	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.29%	0.33%	0.33%	0.33%	0.34%

Net investment income	2.46%	3.49%	3.10%	2.02%	0.95%

Supplemental Data
Net assets, end of year (000)	$2,834,406	$2,316,504	$1,420,560	$2,135,257	$1,812,753

	Dollar
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0229	0.0324	0.0287	0.0174	0.0070
Dividends from net investment income	(0.0229)	(0.0324)	(0.0287)	(0.0174)	(0.0070)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.30%	3.29%	2.91%	1.76%	0.70%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.45%	0.45%	0.45%	0.44%	0.45%

Total expenses after waivers	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.54%	0.58%	0.58%	0.58%	0.59%

Net investment income	2.21%	3.23%	2.87%	1.75%	0.73%

Supplemental Data
Net assets, end of year (000)	$135,168	$147,606	$96,853	$84,763	$82,323

See Notes to Financial Statements.

81	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	MuniFund

	Cash Management
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)	0.0204	0.0299	0.0262	0.0149	0.0045
Dividends from net investment income	(0.0204)	(0.0299)	(0.0262)	(0.0149)	(0.0045)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.05%	3.03%	2.65%	1.51%	0.45%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.70%	0.70%	0.70%	0.69%	0.69%

Total expenses after waivers	0.70%	0.70%	0.70%	0.70%	0.70%

Total expenses	0.79%	0.83%	0.83%	0.83%	0.84%

Net investment income	1.92%	2.98%	2.65%	1.58%	0.43%

Supplemental Data
Net assets, end of year (000)	$132,115	$40,620	$41,699	$35,774	$20,114

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	82

Financial Highlights (continued)	MuniFund

	Administration
	Year Ended October 31,				Period May 17, 2004[1] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0244	0.0339	0.0302	0.0189	0.0044
Dividends from net investment income	(0.0244)	(0.0339)	(0.0302)	(0.0189)	(0.0044)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.46%	3.44%	3.07%	1.91%	0.44%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.30%	0.30%	0.30%	0.29%	0.30%[3]

Total expenses after waivers	0.30%	0.30%	0.30%	0.30%	0.30%[3]

Total expenses	0.39%	0.43%	0.43%	0.43%	0.43%[3]

Net investment income	2.35%	3.39%	3.01%	1.90%	1.01%[3]

Supplemental Data
Net assets, end of period (000)	$557,300	$389,468	$371,211	$516,607	$437,590

	Select
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0173	0.0269	0.0232	0.0119	0.0026
Dividends from net investment income	(0.0173)	(0.0269)	(0.0232)	(0.0119)	(0.0026)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.74%	2.72%	2.35%	1.20%	0.26%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	1.00%	1.00%	1.00%	0.99%	0.89%

Total expenses after waivers	1.00%	1.00%	1.00%	1.00%	0.90%

Total expenses	1.14%	1.18%	1.18%	1.13%	1.14%

Net investment income	1.70%	2.68%	2.32%	1.15%	0.29%

Supplemental Data
Net assets, end of year (000)	$25,432	$38,401	$31,467	$24,225	$28,191

See Notes to Financial Statements.

83	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	MuniFund

	Premier Choice				Private Client
	Year Ended October 31,			Period April 25, 2005[4] to October 31, 2005	Year Ended October 31,				Period March 26, 2004[4] to October 31, 2004
	2008	2007	2006		2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0229	0.0324	0.0287	0.0108	0.0206	0.0303	0.0272	0.0155	0.0033
Dividends from net investment income	(0.0229)	(0.0324)	(0.0287)	(0.0108)	(0.0206)	(0.0303)	(0.0272)	(0.0155)	(0.0033)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.30%	3.29%	2.91%	1.08%[2]	2.07%	3.08%	2.76%	1.56%	0.33%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.45%	0.45%	0.45%	0.44%[3]	0.68%	0.65%	0.60%	0.62%	0.68%[3]

Total expenses after waivers	0.45%	0.45%	0.45%	0.45%[3]	0.68%	0.65%	0.60%	0.63%	0.68%[3]

Total expenses	0.87%	0.84%	0.58%	0.58%[3]	1.14%	1.18%	1.18%	1.18%	0.83%[3]

Net investment income	2.52%	3.23%	2.85%	1.75%[3]	1.95%	3.03%	2.75%	1.64%	0.67%[3]

Supplemental Data
Net assets, end of period (000)	$2	$2	$2	$2	$29,315	$293,358	$252,344	$161,860	$51,799

	Premier
	Year Ended October 31,			Period March 2, 2005[4] to October 31, 2005
	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0206	0.0300	0.0272	0.0120
Dividends from net investment income	(0.0206)	(0.0300)	(0.0272)	(0.0120)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.07%	3.08%	2.76%	1.21%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.68%	0.66%	0.60%	0.59%[3]

Total expenses after waivers	0.68%	0.66%	0.60%	0.60%[3]

Total expenses	0.89%	0.93%	0.93%	0.93%[3]

Net investment income	2.04%	3.03%	2.72%	1.88%[3]

Supplemental Data
Net assets, end of period (000)	$134,994	$264,304	$160,053	$126,455

1	There were no Administration Shares outstanding during the period October 7, 2003 to May 16, 2004.

2	Aggregate total investment return.

3	Annualized.

4	Commencement of Operations.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	84

Financial Highlights (continued)	MuniCash

	Institutional
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0266	0.0353	0.0318	0.0206	0.0100
Dividends from net investment income	(0.0266)	(0.0353)	(0.0318)	(0.0206)	(0.0100)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.68%	3.59%	3.23%	2.09%	1.01%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.17%	0.20%	0.20%	0.19%	0.19%

Total expenses after waivers	0.17%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.38%	0.36%	0.36%	0.34%	0.33%

Net investment income	2.72%	3.54%	3.12%	2.04%	1.01%

Supplemental Data
Net assets, end of year (000)	$459,835	$919,878	$1,232,427	$2,181,441	$2,315,927

	Dollar
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0241	0.0328	0.0293	0.0181	0.0075
Dividends from net investment income	(0.0241)	(0.0328)	(0.0293)	(0.0181)	(0.0075)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.42%	3.33%	2.97%	1.83%	0.76%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.42%	0.45%	0.45%	0.44%	0.44%

Total expenses after waivers	0.42%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.63%	0.61%	0.61%	0.59%	0.58%

Net investment income	2.37%	3.28%	2.93%	1.79%	0.75%

Supplemental Data
Net assets, end of year (000)	$89,851	$85,628	$91,505	$59,321	$79,579

See Notes to Financial Statements.

85	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	California Money Fund

	Institutional					Dollar
	Year Ended October 31,					Year Ended October 31,
	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0216	0.0341	0.0308	0.0197	0.0092	0.0191	0.0316	0.0283	0.0172	0.0067
Dividends from net investment income	(0.0216)	(0.0341)	(0.0308)	(0.0197)	(0.0092)	(0.0191)	(0.0316)	(0.0283)	(0.0172)	(0.0067)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.18%	3.46%	3.13%	1.99%	0.92%	1.92%	3.20%	2.87%	1.74%	0.68%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.44%

Total expenses after waivers	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.40%	0.40%	0.40%	0.41%	0.41%	0.65%	0.65%	0.65%	0.65%	0.66%

Net investment income	2.14%	3.40%	3.13%	2.00%	0.92%	2.25%	3.16%	2.86%	1.84%	0.66%

Supplemental Data
Net assets, end of year (000)	$669,672	$778,621	$860,859	$593,417	$454,698	$9,421	$47,235	$40,850	$26,293	$1,347

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	86

Financial Highlights (continued)	California Money Fund

	Cash Management
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0166	0.0291	0.0258	0.0147	0.0042
Dividends from net investment income	(0.0166)	(0.0291)	(0.0258)	(0.0147)	(0.0042)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.67%	2.95%	2.61%	1.48%	0.42%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.70%	0.70%	0.70%	0.70%	0.70%

Total expenses after waivers	0.70%	0.70%	0.70%	0.70%	0.70%

Total expenses	0.89%	0.90%	0.90%	0.91%	0.90%

Net investment income	1.93%	2.92%	2.70%	1.50%	0.40%

Supplemental Data
Net assets, end of year (000)	$63	$21,289	$10,122	$205	$120

	Administration
	Year Ended October 31,				Period June 18, 2004[1] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0206	0.0331	0.0298	0.0187	0.0037
Dividends from net investment income	(0.0206)	(0.0331)	(0.0298)	(0.0187)	(0.0037)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.08%	3.36%	3.02%	1.89%	0.37%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.30%	0.30%	0.30%	0.30%	0.30%[3]

Total expenses after waivers	0.30%	0.30%	0.30%	0.30%	0.30%[3]

Total expenses	0.50%	0.50%	0.50%	0.51%	0.51%[3]

Net investment income	2.20%	3.31%	2.99%	1.98%	1.00%[3]

Supplemental Data
Net assets, end of period (000)	$2,418	$6,971	$5,013	$3,898	$1,738

See Notes to Financial Statements.

87	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	California Money Fund

	Select
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0136	0.0261	0.0228	0.0117	0.0025
Dividends from net investment income	(0.0136)	(0.0261)	(0.0228)	(0.0117)	(0.0025)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.37%	2.64%	2.31%	1.18%	0.25%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	1.00%	1.00%	1.00%	1.00%	0.86%

Total expenses after waivers	1.00%	1.00%	1.00%	1.00%	0.86%

Total expenses	1.25%	1.25%	1.25%	1.21%	1.20%

Net investment income	1.36%	2.61%	2.31%	1.27%	0.25%

Supplemental Data
Net assets, end of year (000)	$43,261	$35,563	$33,556	$15,777	$6,307

	Premier Choice
	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0191	0.0316	0.0283	0.0172	0.0045
Dividends from net investment income	(0.0191)	(0.0316)	(0.0283)	(0.0172)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.92%	3.20%	2.87%	1.74%	0.45%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.45%	0.45%	0.45%	0.45%	0.45%[3]

Total expenses after waivers	0.45%	0.45%	0.45%	0.45%	0.45%[3]

Total expenses	0.96%	0.90%	0.94%	0.87%	0.66%[3]

Net investment income	1.90%	3.14%	2.83%	1.90%	0.76%[3]

Supplemental Data
Net assets, end of period (000)	$2	$2	$2	$2	$2

1	Commencement of Operations.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	88

Financial Highlights (continued)	California Money Fund

	Private Client
	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0168	0.0296	0.0268	0.0152	0.0030
Dividends from net investment income	(0.0168)	(0.0296)	(0.0268)	(0.0152)	(0.0030)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.69%	2.99%	2.72%	1.54%	0.32%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.68%	0.65%	0.60%	0.64%	0.68%[3]

Total expenses after waivers	0.68%	0.65%	0.60%	0.64%	0.68%[3]

Total expenses	1.24%	1.25%	1.25%	1.26%	0.91%[3]

Net investment income	1.59%	2.95%	2.71%	1.62%	0.63%[3]

Supplemental Data
Net assets, end of period (000)	$24,422	$196,002	$203,719	$127,509	$37,216

	Premier
	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0168	0.0295	0.0268	0.0154	0.0036
Dividends from net investment income	(0.0168)	(0.0295)	(0.0268)	(0.0154)	(0.0036)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.69%	2.99%	2.72%	1.55%	0.36%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.68%	0.66%	0.60%	0.60%	0.60%[3]

Total expenses after waivers	0.68%	0.66%	0.60%	0.60%	0.60%[3]

Total expenses	1.00%	1.00%	1.00%	1.01%	0.81%[3]

Net investment income	1.86%	2.94%	2.70%	1.90%	0.55%[3]

Supplemental Data
Net assets, end of period (000)	$13,530	$45,924	$13,822	$15,778	$2

1	Commencement of Operations.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

89	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	New York Money Fund

	Institutional
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0227	0.0346	0.0314	0.0197	0.0091
Dividends from net investment income	(0.0227)	(0.0346)	(0.0314)	(0.0197)	(0.0091)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.28%	3.51%	3.18%	1.99%	0.92%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.20%	0.20%	0.20%	0.20%	0.19%

Total expenses after waivers	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.40%	0.41%	0.41%	0.41%	0.40%

Net investment income	2.16%	3.45%	3.14%	1.98%	0.90%

Supplemental Data
Net assets, end of year (000)	$391,793	$357,803	$313,842	$271,454	$234,346

	Dollar
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0201	0.0323	0.0289	0.0172	0.0066
Dividends from net investment income	(0.0201)	(0.0323)	(0.0289)	(0.0172)	(0.0066)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.03%	3.26%	2.93%	1.74%	0.67%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.45%	0.45%	0.45%	0.45%	0.44%

Total expenses after waivers	0.45%	0.45%	0.45%	0.45%	0.45%

Total expenses	0.66%	0.66%	0.66%	0.66%	0.65%

Net investment income	2.02%	3.21%	2.88%	1.67%	0.67%

Supplemental Data
Net assets, end of year (000)	$5,024	$6,514	$6,362	$5,515	$5,059

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	90

Financial Highlights (continued)	New York Money Fund

	Cash Management
	Year Ended October 31,			Period March 3, 2005[1] to October 31, 2005
	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0176	0.0296	0.0264	0.0114
Dividends from net investment income	(0.0176)	(0.0296)	(0.0264)	(0.0114)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.77%	3.00%	2.67%	1.14%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.70%	0.70%	0.70%	0.70%[3]

Total expenses after waivers	0.70%	0.70%	0.70%	0.70%[3]

Total expenses	0.91%	0.91%	0.91%	0.91%[3]

Net investment income	1.70%	2.96%	2.70%	1.80%[3]

Supplemental Data
Net assets, end of period (000)	$20,066	$15,062	$9,398	$3,585

	Administration
	Year Ended October 31,				Period June 16, 2004[1] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0216	0.0336	0.0304	0.0187	0.0035
Dividends from net investment income	(0.0216)	(0.0336)	(0.0304)	(0.0187)	(0.0035)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.18%	3.41%	3.08%	1.89%	0.35%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.30%	0.30%	0.30%	0.30%	0.30%[3]

Total expenses after waivers	0.30%	0.30%	0.30%	0.30%	0.30%[3]

Total expenses	0.51%	0.51%	0.51%	0.51%	0.51%[3]

Net investment income	2.18%	3.35%	3.04%	1.84%	0.94%[3]

Supplemental Data
Net assets, end of period (000)	$15,587	$13,158	$16,125	$16,394	$21,890

See Notes to Financial Statements.

91	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	New York Money Fund

	Select
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0146	0.0266	0.0234	0.0117	0.0024
Dividends from net investment income	(0.0146)	(0.0266)	(0.0234)	(0.0117)	(0.0024)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.47%	2.69%	2.36%	1.18%	0.24%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	1.00%	1.00%	1.00%	1.00%	0.82%

Total expenses after waivers	1.00%	1.00%	1.00%	1.00%	0.83%

Total expenses	1.25%	1.26%	1.26%	1.21%	1.20%

Net investment income	1.40%	2.66%	2.33%	1.35%	0.21%

Supplemental Data
Net assets, end of year (000)	$6,173	$6,255	$2,686	$3,831	$1,420

	Premier Choice
	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0201	0.0321	0.0289	0.0172	0.0043
Dividends from net investment income	(0.0201)	(0.0321)	(0.0289)	(0.0172)	(0.0043)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.02%	3.26%	2.93%	1.74%	0.43%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.45%	0.45%	0.45%	0.45%	0.44%[3]

Total expenses after waivers	0.45%	0.45%	0.45%	0.45%	0.45%[3]

Total expenses	0.91%	0.91%	0.91%	0.87%	0.65%[3]

Net investment income	2.86%	3.19%	3.14%	1.94%	0.69%[3]

Supplemental Data
Net assets, end of period (000)	$2	$641	$242	$2	$2

1	Commencement of Operations.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	92

Financial Highlights (concluded)	New York Money Fund

	Private Client
	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0178	0.0300	0.0274	0.0152	0.0030
Dividends from net investment income	(0.0178)	(0.0300)	(0.0274)	(0.0152)	(0.0030)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.79%	3.05%	2.77%	1.54%	0.30%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.68%	0.66%	0.60%	0.64%	0.68%[3]

Total expenses after waivers	0.68%	0.66%	0.60%	0.64%	0.69%[3]

Total expenses	1.25%	1.26%	1.26%	1.26%	0.92%[3]

Net investment income	1.68%	3.00%	2.75%	1.58%	0.56%[3]

Supplemental Data
Net assets, end of period (000)	$13,877	$175,446	$138,323	$111,739	$53,933

	Premier
	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0178	0.0300	0.0274	0.0154	0.0034
Dividends from net investment income	(0.0178)	(0.0300)	(0.0274)	(0.0154)	(0.0034)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	1.79%	3.05%	2.77%	1.56%	0.34%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.68%	0.68%	0.60%	0.61%	0.59%[3]

Total expenses after waivers	0.68%	0.68%	0.60%	0.61%	0.60%[3]

Total expenses	1.01%	1.01%	1.01%	1.02%	0.80%[3]

Net investment income	2.18%	3.01%	2.72%	1.82%	0.55%[3]

Supplemental Data
Net assets, end of period (000)	$2,387	$14,221	$8,339	$5,774	$2

1	Commencement of Operations.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

93	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Liquidity Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The financial statements and these accompanying notes relate to the Trust’s ten Funds: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and together, the “Funds”). The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

Each Fund may offer several classes of shares although such shares may not be outstanding at report date. California Money Fund and New York Money Fund each offer eleven classes of shares: Administration Shares, Select Shares, Premier Shares, Premier Choice Shares, Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each offer ten classes of shares: Administration Shares, Select Shares, Premier Shares, Premier Choice Shares, Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. FedFund offers ten classes of shares: Administration Shares, Select Shares, Premier Shares, Premier Choice Shares, Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. T-Fund offers ten classes of shares: Administration Shares, Select Shares, Premier Shares, Premier Choice Shares, Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempCash and MuniCash each offer nine classes of shares: Administration Shares, Premier Shares, Premier Choice Shares, Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. Federal Trust Fund and Treasury Trust Fund each offer eight classes of shares: Administration Shares, Premier Shares, Premier Choice Shares, Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. As of October 31, 2008, no Plus Shares or Cash Plus Shares were outstanding.

Effective February 21, 2008, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares and Bear Stearns Private Client Shares were renamed Select Shares, Premier Shares, Premier Choice Shares and Private Client Shares, respectively.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Fund securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Each Fund seeks to maintain a net asset value per share of, $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Funds may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income is recognized on the accrual method. The Funds amortize all premiums and discounts on debt securities. Income and realized gains and losses of a Fund are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Effective April 30, 2008, the Funds implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to each Fund and has determined that the adoption of FIN 48 does not have a material impact on each Fund’s financial statements. The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s tax returns remains open for the years ended October 31, 2005 through October 31, 2007. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after

ANNUAL REPORT	OCTOBER 31, 2008	94

Notes to Financial Statements (continued)

November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on each Fund’s financial statement disclosures is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on each Fund’s financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: As of October 31, 2008, FedFund and Treasury Trust Fund each recorded a bank overdraft resulting from the estimation of available cash. The overdrafts balances incur fees charged by the custodian which are included in the Statements of Operations as custodian expenses.

Other: Expenses directly related to one of the Funds or classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly owned subsidiary of BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. PFPC Trust Company (“PTC”), an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), is the Trust’s custodian and PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC, is the Trust’s transfer agent and sub-administrator. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and PNC are principal owners of BlackRock, Inc.

The Trust has entered into a management agreement with BIMC under which it provides certain advisory, administration and accounting services to the Funds. BIMC has entered into a sub-administration agreement with PNCGIS under which PNCGIS provides certain administration services with respect to the Trust.

For the management and administration services provided and expenses assumed by it under the management agreement, BIMC is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

TempFund
Management Fee	.350% of the first $1 billion.
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion.

TempCash, MuniFund and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 billion
.350% of the next $1 billion
.325% of the next $1 billion
.300% of amounts in excess of $3 billion.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund
Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The management fee is equal to calculation A plus calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.

**	Based on the average net assets of each Fund.

Until March 1, 2010, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses”, excluding service fees, distribution fees and any

95	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (continued)

extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

Effective October 1, 2008, the Trust has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, Inc. (“BII”), which replaced BlackRock Distributors, Inc. (“BDI”) (the previous Distributor) as the distributor of the Trust. BII and BDI are affiliates of BlackRock, Inc. The Distribution Agreement and Distribution Plans with BII are substantially identical to the Distribution Agreement and Distribution Plans with BDI.

Pursuant to the Select Shares Distribution Plan, the Premier Choice Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay its distributor a fee for distribution and sales support services. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Premier Choice, Private Client and Premier Share classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

Pursuant to the Distribution Plans with BDI in effect until September 30, 2008 and the new Distribution Plans with BII the Funds paid BDI and BII ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee [1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Premier Choice	0.40%	0.10%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

(1)	Due to certain contractual and voluntary waivers the above stated rates may be reduced.

For the year ended October 31, 2008, the following charts show the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses.

	Share Classes
Service and Distribution Fees	Dollar	Cash Management	Cash Reserve	Administration	Select	Premier Choice	Private Client	Premier	Total
TempFund	$16,709,798	$4,834,176	$39,865	$2,087,460	$8,230,334	$7	$11,564,134	$2,996,314	$46,462,088
TempCash	2,740,429	729	—	44,042	—	—	—	—	2,785,200
FedFund	2,156,307	27,698	11,678	84,754	1,217,537	15	6,645,222	826,836	10,970,047
T-Fund	2,277,350	2,831,048	—	62,440	370,758	—	92,421	681,671	6,315,688
Federal Trust Fund	265,585	—	—	27,880	—	—	—	—	293,465
Treasury Trust Fund	972,224	401,382	—	147,145	—	—	—	—	1,520,751
MuniFund	449,458	478,365	—	513,577	273,936	15	2,271,207	1,392,993	5,379,551
MuniCash	223,548	—	7	63	—	—	—	—	223,618
California Money Fund	67,171	56,946	—	4,883	344,223	15	1,882,213	136,693	2,492,144
New York Money Fund	15,334	113,070	—	13,066	69,240	325	1,390,830	36,530	1,638,395

	Share Classes
Service and Distribution Fees Waived	Cash Management	Select	Premier Choice	Private Client	Premier	Total
TempFund	$—	$290,484	$3	$4,761,706	$499,388	$5,551,581
FedFund	—	71,619	8	2,892,627	165,368	3,129,622
T-Fund	857	65,338	—	40,235	138,212	244,642
MuniFund	—	16,113	8	988,644	278,598	1,283,363
California Money Fund	—	20,247	8	819,316	27,336	866,907
New York Money Fund	—	4,072	163	605,420	7,305	616,960

In return for custody services provided by PTC, the Trust pays PTC a fee, computed daily and payable monthly. The fee is based upon an annualized percentage of the average net assets of each Fund as follows: 0.0075% of the first $400 million, 0.005% of the next $1.6 billion and 0.002% of the average net assets in excess of $2 billion.

The Funds may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PTC.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are included on the Statements of Operations as fees paid indirectly.

Pursuant to the Transfer Agent Agreement, PNCGIS serves as the transfer and dividend disbursing agent for the Funds. For its services, PNCGIS receives an annual fee of $1,750,000 for the first 40 share classes of

ANNUAL REPORT	OCTOBER 31, 2008	96

Notes to Financial Statements (continued)

the Trust plus $50,000 for each additional share class beyond the first 40, plus transaction fees, per account fees and disbursements.

For the year ended October 31, 2008, the Funds paid to affiliates the following fees in return for distribution and sales support services:

TempFund	$13,824,030
TempCash	1,898,364
FedFund	2,055,474
T-Fund	430,752
Federal Trust Fund	2,274
Treasury Trust Fund	575,607
MuniFund	778,971
MuniCash	153,532
California Money Fund	918
New York Money Fund	10,991

Includes amounts paid to Hilliard Lyons, which was considered an affiliate for a portion of the year.

The Funds may receive earnings credits related to cash balances in transfer agent demand deposit accounts with PNCGIS which are included on the Statement of Operations as fees paid indirectly.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the Advisor for compensation paid to the Trust’s Chief Compliance Officer.

TempFund and TempCash, along with certain other funds managed by the Advisor and its affiliates, are each parties to a $5,000,000,000 credit agreement with PNC Bank N.A. TempFund and TempCash may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. TempFund and TempCash may each borrow up to the maximum amount allowable under its current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On September 19, 2008, the origination date, TempFund and TempCash paid an origination fee of .0015% of net assets, which is included in miscellaneous in the Statements of Operations. TempFund and TempCash also paid a commitment fee of 0.10% per annum based on each fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the effective federal funds rate plus 0.75%. TempFund and TempCash did not borrow under the credit agreement, which expired on October 31, 2008. These fees are not covered by the contractual agreement to reduce fees and reimburse expenses.

3. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following permanent differences as of October 31, 2008 attributable to the use of equalization debits for tax purposes, nondeductible expenses and reclassifications of distributions paid were reclassified to the following accounts:

	Increase Paid in-Capital	Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain/(Loss)
Federal Trust Fund	$—	$36,727	$(36,727)
Treasury Trust Fund	—	175,798	(175,798)
MuniFund	10,249	—	(10,249)
MuniCash	31,994	—	(31,994)
California Money Fund	208,860	160	(209,020)
New York Money Fund	27,230	12	(27,242)

The tax character of distributions paid during the years ended October 31, 2008 and October 31, 2007 were as follows:

	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total Distribution
TempFund
10/31/08	$—	$2,126,048,640	$—	$2,126,048,640
10/31/07	—	1,935,192,014	—	1,935,192,014
TempCash
10/31/08	—	443,165,942	—	443,165,942
10/31/07	—	496,402,653	—	496,402,653
FedFund
10/31/08	—	248,196,372	—	248,196,372
10/31/07	—	172,965,754	—	172,965,754
T-Fund
10/31/08	—	222,088,045	—	222,088,045
10/31/07	—	243,359,003	—	243,359,003
Federal Trust Fund
10/31/08	—	14,319,988	—	14,319,988
10/31/07	—	14,091,060	—	14,091,060
Treasury Trust Fund
10/31/08	—	76,549,691	—	76,549,691
10/31/07	—	69,459,400	—	69,459,400
MuniFund
10/31/08	100,409,725	—	10,249	100,419,974
10/31/07	95,824,866	—	9,240	95,834,106
MuniCash
10/31/08	21,460,377	31,269	725	21,492,371
10/31/07	48,592,367	—	—	48,592,367
California Money Fund
10/31/08	22,561,831	55,972	153,048	22,770,851
10/31/07	39,548,018	25,047	29,711	39,602,776
New York Money Fund
10/31/08	14,787,249	8,193	19,049	14,814,491
10/31/07	19,471,240	19,560	44,067	19,534,867

97	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (continued)

As of October 31, 2008, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Capital Loss Carryforward	Net Unrealized (Losses)*	Total Accumulated Net Earnings (Losses)
TempFund	$—	$—	$—	$(5,933,154)	$—	$(5,933,154)
TempCash	—	—	—	(1,439,201)	(36)	(1,439,237)
FedFund	—	9,259	—	—	—	9,259
T-Fund	—	421,209	—	—	—	421,209
Federal Trust Fund	—	147,417	—	—	—	147,417
Treasury Trust Fund	—	1,052,724	—	—	(54,616)	998,108
MuniFund	2,304	—	—	(3,654)	(78,543)	(79,893)
MuniCash	10,030	—	—	—	—	10,030
California Money Fund	160	1,330	3,638	—	—	5,128
New York Money Fund	18	285	661	—	—	964

*	The difference between book-basis and tax-basis net unrealized gains/(losses) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring October 31,
	2013	2016	Total
TempFund	$3,440,833	$2,492,321	$5,933,154
TempCash	1,439,201	—	1,439,201
MuniFund	—	3,654	3,654

4. Asset Concentration:

The California Money Fund and New York Money Fund invest primarily in municipal obligations from issuers domiciled in those states, respectively, and, as a result, are more susceptible to adverse consequences of economic, political and other developments than a more geographically diverse fund. Such consequences may include declines in the market value and marketability of fund securities, as well as impairment of the ability of certain issuers of California and New York municipal securities to pay principal and interest on their obligations.

5. Capital Shares Transactions:

The Trust’s Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown on the following pages for such transactions.

Transactions in shares for each year were as follows:

	Year Ended October 31,
TempFund	2008	2007
Institutional
Shares sold	721,474,118,376	433,068,105,139
Shares issued in reinvestment of dividends	850,361,820	570,242,855

Total issued	722,324,480,196	433,638,347,994
Shares redeemed	(729,175,224,402)	(408,705,925,835)

Net increase (decrease)	(6,850,744,206)	24,932,422,159

ANNUAL REPORT	OCTOBER 31, 2008	98

Notes to Financial Statements (continued)

	Year Ended October 31,
TempFund (concluded)	2008	2007
Dollar
Shares sold	53,588,381,827	52,553,070,776
Shares issued in reinvestment of dividends	11,988,862	18,457,032

Total issued	53,600,370,689	52,571,527,808
Shares redeemed	(53,360,866,306)	(51,232,350,447)

Net increase	239,504,383	1,339,177,361

Cash Management
Shares sold	3,499,675,768	3,362,775,636
Shares issued in reinvestment of dividends	11,515,274	14,638,090

Total issued	3,511,191,042	3,377,413,726
Shares redeemed	(3,079,610,503)	(3,012,236,348)

Net increase	431,580,539	365,177,378

Cash Reserve
Shares sold	6,415,395	38,879,893
Shares issued in reinvestment of dividends	161,016	401,511

Total issued	6,576,411	39,281,404
Shares redeemed	(8,233,782)	(44,364,706)

Net decrease	(1,657,371)	(5,083,302)

Administration
Shares sold	2,233,271,356	1,914,540,367
Shares issued in reinvestment of dividends	13,208,205	21,705,467

Total issued	2,246,479,561	1,936,245,834
Shares redeemed	(2,008,739,488)	(1,856,811,166)

Net increase	237,740,073	79,434,668

Select
Shares sold	875,710,194	1,122,046,235
Shares issued in reinvestment of dividends	24,864,404	37,397,981

Total issued	900,574,598	1,159,444,216
Shares redeemed	(866,055,910)	(1,081,472,176)

Net increase	34,518,688	77,972,040

Premier Choice
Shares sold	2,000	57,310,072
Shares issued in reinvestment of dividends	34	627,994

Total issued	2,034	57,938,066
Shares redeemed	—	(68,283,762)

Net increase (decrease)	2,034	(10,345,696)

Private Client
Shares sold	1,179,857,012	1,452,110,892
Shares issued in reinvestment of dividends	41,453,182	77,283,769

Total issued	1,221,310,194	1,529,394,661
Shares redeemed	(2,638,695,562)	(1,442,755,073)

Net increase (decrease)	(1,417,385,368)	86,639,588

Premier
Shares sold	893,227,246	1,056,361,440
Shares issued in reinvestment of dividends	14,984,460	21,785,031

Total issued	908,211,706	1,078,146,471
Shares redeemed	(1,078,872,949)	(964,359,018)

Net increase (decrease)	(170,661,243)	113,787,453

TempCash
Institutional
Shares sold	184,415,331,170	176,528,817,405
Shares issued in reinvestment of dividends	184,360,451	203,513,449

Total issued	184,599,691,621	176,732,330,854
Shares redeemed	(189,947,768,587)	(175,080,960,004)

Net increase (decrease)	(5,348,076,966)	1,651,370,850

Dollar
Shares sold	1,959,475,970	1,855,380,140
Shares issued in reinvestment of dividends	29,310,966	42,651,400

Total issued	1,988,786,936	1,898,031,540
Shares redeemed	(1,981,439,443)	(1,719,937,983)

Net increase	7,347,493	178,093,557

Cash Management
Shares sold	1,097,852	1,385,360
Shares issued in reinvestment of dividends	4,418	5,298

Total issued	1,102,270	1,390,658
Shares redeemed	(1,223,548)	(1,320,812)

Net increase (decrease)	(121,278)	69,846

Administration
Shares sold	168,940,908	32,958,510
Shares issued in reinvestment of dividends	1,075,553	350,543

Total issued	170,016,461	33,309,053
Shares redeemed	(119,976,184)	(58,768,271)

Net increase (decrease)	50,040,277	(25,459,218)

FedFund
Institutional
Shares sold	79,057,334,178	19,166,783,329
Shares issued in reinvestment of dividends	127,519,479	61,381,648

Total issued	79,184,853,657	19,228,164,977
Shares redeemed	(73,468,195,640)	(17,061,867,541)

Net increase	5,716,658,017	2,166,297,436

99	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (continued)

	Year Ended October 31,
FedFund (concluded)	2008	2007
Dollar
Shares sold	14,650,787,767	12,449,089,470
Shares issued in reinvestment of dividends	560,995	1,352,112

Total issued	14,651,348,762	12,450,441,582
Shares redeemed	(14,186,325,328)	(12,181,887,181)

Net increase	465,023,434	268,554,401

Cash Management
Shares sold	25,065,185	—
Shares redeemed	(8,000)	—

Net increase	25,057,185	—

Cash Reserve
Shares sold	46,148,124	31,133,706
Shares issued in reinvestment of dividends	63,943	142,790

Total issued	46,212,067	31,276,496
Shares redeemed	(43,058,075)	(31,176,238)

Net increase	3,153,992	100,258

Administration
Shares sold	132,770,877	47,698,207
Shares issued in reinvestment of dividends	919,311	3,225

Total issued	133,690,188	47,701,432
Shares redeemed	(40,849,055)	(89,359,863)

Net increase (decrease)	92,841,133	(41,658,431)

Select
Shares sold	371,520,104	187,645,415
Shares issued in reinvestment of dividends	2,924,514	2,410,724

Total issued	374,444,618	190,056,139
Shares redeemed	(306,592,084)	(143,724,646)

Net increase	67,852,534	46,331,493

Premier Choice
Shares sold	1	1
Shares issued in reinvestment of dividends	60	106

Total issued	61	107
Shares redeemed	(2)	(129)

Net increase (decrease)	59	(22)

Private Client
Shares sold	961,841,150	956,296,510
Shares issued in reinvestment of dividends	20,413,884	18,807,572

Total issued	982,255,034	975,104,082
Shares redeemed	(1,648,679,091)	(501,798,833)

Net increase (decrease)	(666,424,057)	473,305,249

Premier
Shares sold	429,146,939	232,915,996
Shares issued in reinvestment of dividends	3,425,886	2,875,927

Total issued	432,572,825	235,791,923
Shares redeemed	(434,424,099)	(190,321,414)

Net increase (decrease)	(1,851,274)	45,470,509

T-Fund
Institutional
Shares sold	93,029,708,312	37,887,490,070
Shares issued in reinvestment of dividends	81,827,689	47,947,162

Total issued	93,111,536,001	37,935,437,232
Shares redeemed	(80,969,211,548)	(34,561,543,676)

Net increase	12,142,324,453	3,373,893,556

Dollar
Shares sold	9,038,972,427	7,143,541,774
Shares issued in reinvestment of dividends	1,762,579	6,506,438

Total issued	9,040,735,006	7,150,048,212
Shares redeemed	(8,843,216,369)	(7,065,936,362)

Net increase	197,518,637	84,111,850

Cash Management
Shares sold	1,766,282,201	1,045,691,763
Shares issued in reinvestment of dividends	389,045	1,177,632

Total issued	1,766,671,246	1,046,869,395
Shares redeemed	(1,775,569,076)	(859,325,068)

Net increase (decrease)	(8,897,830)	187,544,327

Administration
Shares sold	709,619,340	1,276,117,439
Shares issued in reinvestment of dividends	1,403,178	2,330,872

Total issued	711,022,518	1,278,448,311
Shares redeemed	(750,795,309)	(1,210,032,953)

Net increase (decrease)	(39,772,791)	68,415,358

Select
Shares sold	309,825,317	—
Shares issued in reinvestment of dividends	280,941	—

Total issued	310,106,258	—
Shares redeemed	(91,337,298)	—

Net increase	218,768,960	—

Premier Choice
Shares sold	2	2,550
Shares issued in reinvestment of dividends	10	3

Total issued	12	2,553
Shares redeemed	(1)	(2,051)

Net increase	11	502

ANNUAL REPORT	OCTOBER 31, 2008	100

Notes to Financial Statements (continued)

	Year Ended October 31,
T-Fund (concluded)	2008	2007
Private Client
Shares sold	95,324,135	2,333
Shares issued in reinvestment of dividends	263,281	3

Total issued	95,587,416	2,336
Shares redeemed	(95,127,863)	(1,541)

Net increase	459,553	795

Premier
Shares sold	1,068,599,351	2,131
Shares issued in reinvestment of dividends	1,617,529	3

Total issued	1,070,216,880	2,134
Shares redeemed	(881,000,860)	(1,632)

Net increase	189,216,020	502

Federal Trust Fund
Institutional
Shares sold	1,412,633,912	757,288,870
Shares issued in reinvestment of dividends	3,353,388	6,797,664

Total issued	1,415,987,300	764,086,534
Shares redeemed	(1,433,099,058)	(537,448,078)

Net increase (decrease)	(17,111,758)	226,638,456

Dollar
Shares sold	160,416,078	261,279,554

Total issued	160,416,078	261,279,554
Shares redeemed	(34,880,338)	(255,896,900)

Net increase	125,535,740	5,382,654

Administration
Shares sold	78,527,721	62,198,340

Total issued	78,527,721	62,198,340
Shares redeemed	(112,206,045)	(28,520,016)

Net increase (decrease)	(33,678,324)	33,678,324

Treasury Trust Fund
Institutional
Shares sold	27,371,400,838	11,923,500,782
Shares issued in reinvestment of dividends and distributions	24,011,033	21,005,257

Total issued	27,395,411,871	11,944,506,039
Shares redeemed	(23,097,095,356)	(10,457,617,236)

Net increase	4,298,316,515	1,486,888,803

Dollar
Shares sold	4,050,944,773	540,471,165
Shares issued in reinvestment of dividends and distributions	2,782,386	4,653,101

Total issued	4,053,727,159	545,124,266
Shares redeemed	(3,594,255,472)	(577,169,742)

Net increase (decrease)	459,471,687	(32,045,476)

Cash Management
Shares sold	489,345,295	180,412,677
Shares issued in reinvestment of dividends and distributions	55,977	178,912

Total issued	489,401,272	180,591,589
Shares redeemed	(434,261,764)	(176,664,356)

Net increase	55,139,508	3,927,233

Administration
Shares sold	491,990,851	149,374,411
Shares issued in reinvestment of dividends and distributions	13,712	—

Total issued	492,004,563	149,374,411
Shares redeemed	(354,675,766)	(165,511,625)

Net increase (decrease)	137,328,797	(16,137,214)

MuniFund
Institutional
Shares sold	17,929,825,791	13,537,810,780
Shares issued in reinvestment of dividends	34,275,232	27,543,465

Total issued	17,964,101,023	13,565,354,245
Shares redeemed	(17,446,084,102)	(12,669,426,544)

Net increase	518,016,921	895,927,701

Dollar
Shares sold	1,592,269,711	1,167,831,704
Shares issued in reinvestment of dividends	78,903	216,134

Total issued	1,592,348,614	1,168,047,838
Shares redeemed	(1,604,779,332)	(1,117,295,209)

Net increase (decrease)	(12,430,718)	50,752,629

Cash Management
Shares sold	441,347,734	168,167,445
Shares issued in reinvestment of dividends	139,950	266,117

Total issued	441,487,684	168,433,562
Shares redeemed	(349,982,370)	(169,511,393)

Net increase (decrease)	91,505,314	(1,077,831)

Administration
Shares sold	1,134,047,567	782,802,422
Shares issued in reinvestment of dividends	1,599	—

Total issued	1,134,049,166	782,802,422
Shares redeemed	(966,197,298)	(764,546,163)

Net increase	167,851,868	18,256,259

Select
Shares sold	263,582,876	160,243,467
Shares issued in reinvestment of dividends	551,945	695,236

Total issued	264,134,821	160,938,703
Shares redeemed	(277,104,408)	(154,005,087)

Net increase (decrease)	(12,969,587)	6,933,616

101	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (continued)

	Year Ended October 31,
MuniFund (concluded)	2008	2007
Premier Choice
Shares sold	—	1
Shares issued in reinvestment of dividends	52	73

Total issued	52	74
Shares redeemed	—	(89)

Net increase (decrease)	52	(15)

Private Client
Shares sold	1,853,338,510	2,648,685,261
Shares issued in reinvestment of dividends	5,251,533	9,125,803

Total issued	1,858,590,043	2,657,811,064
Shares redeemed	(2,122,684,946)	(2,616,797,335)

Net increase (decrease)	(264,094,903)	41,013,729

Premier
Shares sold	2,217,554,868	2,822,534,566
Shares issued in reinvestment of dividends	4,758,066	6,818,554

Total issued	2,222,312,934	2,829,353,120
Shares redeemed	(2,351,640,899)	(2,725,104,372)

Net increase (decrease)	(129,327,965)	104,248,748

MuniCash
Institutional
Shares sold	7,042,368,123	24,920,431,349
Shares issued in reinvestment of dividends	4,066,570	12,614,020

Total issued	7,046,434,693	24,933,045,369
Shares redeemed	(7,506,742,426)	(25,245,804,088)

Net decrease	(460,307,733)	(312,758,719)

Dollar
Shares sold	426,326,753	455,029,760
Shares issued in reinvestment of dividends	1,815,415	2,499,846

Total issued	428,142,168	457,529,606
Shares redeemed	(423,950,727)	(463,422,667)

Net increase (decrease)	4,191,441	(5,893,061)

Cash Reserve
Shares sold	—	181,750
Shares issued in reinvestment of dividends	49	679

Total issued	49	182,429
Shares redeemed	(10,138)	(172,340)

Net increase (decrease)	(10,089)	10,089

Administration
Shares sold	94,071	1,100,000
Shares issued in reinvestment of dividends	1,373	13,784

Total issued	95,444	1,113,784
Shares redeemed	(353,026)	(1,299,151)

Net decrease	(257,582)	(185,367)

California Money Fund
Institutional
Shares sold	4,410,816,255	3,486,013,598
Shares issued in reinvestment of dividends	2,958,238	5,759,178

Total issued	4,413,774,493	3,491,772,776
Shares redeemed	(4,522,858,065)	(3,574,058,204)

Net decrease	(109,083,572)	(82,285,428)

Dollar
Shares sold	234,239,003	883,083,074
Shares issued in reinvestment of dividends	283,295	1,194,660

Total issued	234,522,298	884,277,734
Shares redeemed	(272,341,271)	(877,896,799)

Net increase (decrease)	(37,818,973)	6,380,935

Cash Management
Shares sold	87,093	10,913,164
Shares issued in reinvestment of dividends	220,897	481,483

Total issued	307,990	11,394,647
Shares redeemed	(21,532,583)	(228,812)

Net increase (decrease)	(21,224,593)	11,165,835

Administration
Shares sold	7,605,228	8,601,723
Shares redeemed	(12,159,115)	(6,643,934)

Net increase (decrease)	(4,553,887)	1,957,789

Select
Shares sold	211,508,539	255,273,401
Shares issued in reinvestment of dividends	554,948	1,094,069

Total issued	212,063,487	256,367,470
Shares redeemed	(204,372,635)	(254,363,179)

Net increase	7,690,852	2,004,291

Premier Choice
Shares sold	1	1
Shares issued in reinvestment of dividends	43	69

Total issued	44	70
Shares redeemed	(102)	(83)

Net decrease	(58)	(13)

Private Client
Shares sold	2,026,470,555	2,274,833,552
Shares issued in reinvestment of dividends	3,539,877	6,737,753

Total issued	2,030,010,432	2,281,571,305
Shares redeemed	(2,201,635,918)	(2,289,301,593)

Net decrease	(171,625,486)	(7,730,288)

ANNUAL REPORT	OCTOBER 31, 2008	102

Notes to Financial Statements (concluded)

	Year Ended October 31,
California Money Fund (concluded)	2008	2007
Premier
Shares sold	236,294,729	430,230,833
Shares issued in reinvestment of dividends	427,427	723,696

Total issued	236,722,156	430,954,529
Shares redeemed	(269,121,633)	(398,854,321)

Net increase (decrease)	(32,399,477)	32,100,208

New York Money Fund
Institutional
Shares sold	2,513,067,003	2,419,659,914
Shares issued in reinvestment of dividends	2,086,145	2,148,316

Total issued	2,515,153,148	2,421,808,230
Shares redeemed	(2,481,265,763)	(2,377,881,267)

Net increase	33,887,385	43,926,963

Dollar
Shares sold	9,379,389	18,688,510
Shares issued in reinvestment of dividends	123,987	235,849

Total issued	9,503,376	18,924,359
Shares redeemed	(10,994,523)	(18,773,309)

Net increase (decrease)	(1,491,147)	151,050

Cash Management
Shares sold	105,000,472	86,992,458
Shares redeemed	(100,003,872)	(81,329,441)

Net increase	4,996,600	5,663,017

Administration
Shares sold	12,210,584	8,840,317
Shares redeemed	(9,785,037)	(11,807,980)

Net increase (decrease)	2,425,547	(2,967,663)

Select
Shares sold	30,129,602	35,362,362
Shares issued in reinvestment of dividends	114,364	144,626

Total issued	30,243,966	35,506,988
Shares redeemed	(30,327,264)	(31,938,371)

Net increase (decrease)	(83,298)	3,568,617

Premier Choice
Shares sold	398	661,341
Shares issued in reinvestment of dividends	1,902	8,033

Total issued	2,300	669,374
Shares redeemed	(641,144)	(270,728)

Net increase (decrease)	(638,844)	398,646

Private Client
Shares sold	1,138,421,892	1,277,024,710
Shares issued in reinvestment of dividends	2,768,120	5,346,165

Total issued	1,141,190,012	1,282,370,875
Shares redeemed	(1,302,662,782)	(1,245,261,326)

Net increase (decrease)	(161,472,770)	37,109,549

Premier
Shares sold	76,990,279	257,205,109
Shares issued in reinvestment of dividends	134,140	425,069

Total issued	77,124,419	257,630,178
Shares redeemed	(88,959,023)	(251,750,339)

Net increase (decrease)	(11,834,604)	5,879,839

6. Federal Insurance:

The Funds participate in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Funds’ participation in the Program, in the event a Fund’s net asset value falls below $0.995 per share, shareholders in the Fund will have federal insurance up to the lesser of the amount of a shareholder’s balance in the Funds as of the close of business on September 19, 2008, or the amount held in the Funds by the shareholder on the date that the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the program, which expires April 30, 2009, each Fund has paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and will pay 0.015% for the period December 19, 2008 through April 30, 2009 of the Fund’s shares outstanding value as of September 19, 2008. These fees are not covered by the contractual agreement to reduce fees and reimburse expenses.

7. Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the shareholders and directors of both companies and certain regulators. Subject to other regulatory approvals, the transaction is expected to close on or about December 31, 2008.

103	ANNUAL REPORT	OCTOBER 31, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Liquidity Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock Liquidity Funds (the “Funds”) comprising of BlackRock TempFund, BlackRock TempCash, BlackRock FedFund, BlackRock T-Fund, BlackRock Federal Trust Fund, BlackRock Treasury Trust Fund, BlackRock MuniFund, BlackRock MuniCash, BlackRock California Money Fund, and BlackRock New York Money Fund, as of October 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the BlackRock Liquidity Funds as of October 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 22, 2008

Important Tax Information (Unaudited)

All of the net investment income distributions paid by BlackRock MuniFund, BlackRock MuniCash, BlackRock California Money Fund and BlackRock New York Money Fund during the taxable year ended October 31, 2008 qualify as tax-exempt interest dividends for Federal income tax purposes.

The following information is provided with respect to the ordinary income distributions paid by BlackRock TempFund, BlackRock TempCash, BlackRock FedFund, BlackRock T-Fund, BlackRock Federal Trust Fund, and BlackRock Treasury Trust Fund for the fiscal year ended October 31, 2008:

Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents

	Month Paid:
	November 2007 - December 2007		January 2008 - October 2008
BlackRock TempFund	96.54	%*	100.00	%*
BlackRock TempCash	94.53	%*	96.59	%*
BlackRock FedFund	100.00	%*	100.00	%*
BlackRock T-Fund	100.00	%*	100.00	%*
BlackRock Federal Trust Fund	100.00	%*	100.00	%*
BlackRock Treasury Trust Fund	100.00	%*	100.00	%*

Federal Obligation Interest**
BlackRock TempFund			1.41%
BlackRock TempCash			1.82%
BlackRock FedFund			31.86%
BlackRock T-Fund			0.19%
BlackRock Federal Trust Fund			100.00%
BlackRock Treasury Trust Fund			100.00%

*	Represents the portion of the taxable ordinary dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
**	The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes. Additionally, at least 50% of the assets of Federal Trust Fund and Treasury Trust Fund were invested in Federal obligations at the end of each fiscal quarter.

ANNUAL REPORT	OCTOBER 31, 2008	104

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of BlackRock Liquidity Funds (the “Trust”) met in person in April and June 2008 to consider the approval of the Trust’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Institutional Management Corporation (the “Advisor”) with respect to the series of the Trust (each, a “Fund”).

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both Independent Trustees. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by, Independent Trustees.

The Advisory Agreement

Upon the consummation of the combination of the Advisor’s investment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers, L.P. and certain affiliates (the “Transaction”), the Trust entered into the Advisory Agreement with the Advisor with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of the Advisory Agreement’s initial two-year term, the Board is required to consider the continuation of the Advisory Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of the Advisor and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to each Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Advisory Agreement, including the services and support provided to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management’s and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to the Advisor and its affiliates by the Funds, such as transfer agency fees and fees for marketing and distribution; (c) each Fund’s operating expenses; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions, (e) the Trust’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by the Advisor and its affiliates; (g) the Advisor’s and other service providers’ internal controls; (h) the Advisor’s implementation of the proxy voting guidelines approved by the Board; (i) valuation and liquidity procedures; and (j) periodic overview of the Advisor’s business, including the Advisor’s response to the increasing scale of its business.

Board Considerations in Approving the Advisory Agreement

The Approval Process: Prior to the April 16, 2008 meeting at which approval of the Advisory Agreement was to be considered, the Board requested and received materials specifically relating to the Advisory Agreement. The Board is engaged in an ongoing process with the Advisor to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on each Fund’s fees and expenses and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) information on the profitability of the Advisory Agreement to the Advisor and certain affiliates, including their other relationships with the Trust, and a discussion of fall-out benefits; (c) a general analysis provided by the Advisor concerning investment advisory fees charged to other clients, such as institutional and closed-end funds under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding each Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 16, 2008 meeting, the Board requested and subsequently received from the Advisor (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to the Advisor or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of portfolio holdings of the Funds, and direct and indirect benefits to the Advisor and its affiliates from their relationship with the Funds. The Board did not identify any particular information as controlling, and each Trustee may have attributed different weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Board discussed and considered the proposed renewal of the Advisory Agreement. As a result of the discussions, the Board requested and the Advisor provided additional information, as detailed above, in advance of the June 3-4, 2008 Board meeting. At the in-person meeting held on June 3-4, 2008, the Board, including the Independent Trustees, unanimously approved the continuation of (a) the Advisory Agreement between the Advisor and the Trust with respect to the Funds for a one-year term ending June 30, 2009. The Board considered all factors it believed relevant with respect to each Fund, including, among other factors: (i) the nature, extent and

105	ANNUAL REPORT	OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement (continued)

quality of the services provided by the Advisor; (ii) the investment performance of the Fund and the Advisor portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by the Advisor and certain affiliates from the relationship with the Fund; and (iv) economies of scale.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Advisor, including the investment advisory services and the resulting performance of each Fund. The Board compared each Fund’s performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with the Advisor’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of the Advisor’s investment personnel generally, and of each Fund’s portfolio management team; the Advisor’s portfolio trading capabilities; the Advisor’s use of technology; the Advisor’s commitment to compliance; and the Advisor’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed the Advisor’s compensation structure with respect to the portfolio management teams of the Funds and the Advisor’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. The Advisor and its affiliates provide the Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, the Advisor and its affiliates provide the Funds with other services, including (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Trust, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of the Advisor’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Funds and the Advisor: The Board, including the Independent Trustees, also reviewed and considered the performance history of each Fund. In preparation for the April 16, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Advisor, which analyzed various factors that affect Lipper rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in each Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select the peer funds. The Board regularly reviews the performance of each Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted with favor that the Advisor had generally avoided significant credit quality and liquidity issues in the challenging fixed-income market that prevailed during the past 18 months.

The Board noted that the performance of each Fund, except Treasury Trust Fund, was at or above the median of its Peers during each of the one-, three- and five-year periods reported.

The Board noted that the performance of Treasury Trust Fund was at or above the median of its Peers for each of the three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by the Advisor and its Affiliates from the Relationship with the Funds: The Board, including the Independent Trustees, reviewed each Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared each Fund’s total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by the Advisor to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to the Advisor’s financial condition and profitability with respect to the services it provided to the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Advisor and certain affiliates that provide services to the Funds. The Board reviewed the Advisor’s profitability with respect to each Fund and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Funds by the Advisor, and the Advisor’s and its affiliates’ profits relating to the management and distribution, as pertinent, of the Funds and the other funds advised by the Advisor and its affiliates. As part of its analysis, the Board reviewed the Advisor’s methodology in allocating its costs to the management of each Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether the Advisor has the financial resources necessary to attract and retain high quality investment management personnel to perform its

ANNUAL REPORT	OCTOBER 31, 2008	106

Disclosure of Investment Advisory Agreement (concluded)

obligations under the Advisory Agreement and to continue to provide the high quality of services that are expected by the Board.

The Board noted that the Treasury Trust Fund paid contractual advisory fees, prior to any expense reimbursements, lower than or equal to the median of its Peers.

The Board noted that although each of the California Money Fund and the T-Fund paid contractual advisory fees higher than the median of its Peers, each Fund had actual total expenses below the median of its Peers.

The Board noted that although each of Federal Trust Fund, FedFund and TempFund paid contractual advisory fees higher than the median of its Peers, each Fund had both contractual and actual management fees (i.e., advisory fees and administration fees) lower than or equal to the median of its Peers.

The Board noted that although each of MuniCash, MuniFund and New York Money Fund paid contractual advisory fees higher than the median of its Peers, each Fund had actual management fees (i.e., advisory fees and administration fees) lower than or equal to the median of its Peers.

The Board noted that although TempCash paid contractual advisory fees higher than the median of its Peers, the Fund paid contractual management fees (i.e., advisory fees and administration fees) lower than or equal to the median of its Peers.

The Board also took into account that the advisory fee arrangement with respect to each of the Funds includes breakpoints that adjust the fee rate downward as the size of the Fund increases, thereby allowing shareholders the potential to participate in economies of scale. The Board further noted that the Advisor has agreed to contractually waive and reimburse certain expenses of each Fund to keep the combined advisory fee and miscellaneous expenses of each Fund from exceeding a specified amount.

D. Economies of Scale: The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Funds increase and whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in these economies of scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that the funds in the Advisor fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of the Advisor’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that each Fund’s management fee is appropriate in light of the scale of that Fund.

E. Other Factors: The Board also took into account other ancillary or “fall-out” benefits that the Advisor may derive from its relationship with the Funds, both tangible and intangible, such as the Advisor’s ability to leverage its investment professionals who manage other portfolios, an increase in the Advisor’s profile in the investment advisory community, and the engagement of the Advisor’s affiliates as service providers to the Funds, including for administrative, transfer agency and distribution services. The Board also noted that the Advisor may use third party research, obtained by soft dollars generated by certain mutual fund transactions, to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Advisory Agreement, the Board also received information regarding the Advisor’s brokerage and trade execution practices throughout the year.

Conclusion

The Board approved the continuation of the Advisory Agreement between the Advisor and the Trust with respect to the Funds for a one-year term ending June 30, 2009. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Advisory Agreement were fair and reasonable and in the best interest of the Funds and the Funds’ shareholders. In arriving at a decision to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Trustees and predecessor Trustees, and discussions between the Trustees (and predecessor Trustees) and the Advisor (and predecessor advisors). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

107	ANNUAL REPORT	OCTOBER 31, 2008

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1]

Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board of Trustees and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board of Trustees and Trustee	Since 1999	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.	34 Funds 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Trustee	Since 2007	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.	34 Funds 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Trustee	Since 2007	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Trustee and Member of the Audit Committee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director of Cerego, LLC (software development and design) since 2005.	34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Partner, Amarna Corporation, LLC (private investment company) since 2002; Director, WQED Multimedia (PBS and Multimedia, a not-for-profit company) since 2002; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998.	34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 1999	Partner, Lewis, Eckert, Robb & Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

ANNUAL REPORT	OCTOBER 31, 2008	108

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Trustee	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.	34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Trustee	Since 1999	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member/Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; President and Trustee, Pittsburgh Catholic Publishing Associates since 2003; Formerly Director, Inter-Tel from 2006 to 2007.	34 Funds 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Trustee and Member of the Audit Committee	Since 1999	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Director, Indotronix International (IT services) since 2004; Director, Tippman Sports (recreation) since 2005.	34 Funds 81 Portfolios	None

1	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

2	Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Fund’s board in 2007, each Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007	Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004	184 Funds 295 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	184 Funds 295 Portfolios	None

3	Mr. Davis is an “interested person,” as defined in the Investment Company Act of 1940, of the Fund based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund due to his consulting arrangement with BlackRock, Inc. as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

109	ANNUAL REPORT	OCTOBER 31, 2008

Officers and Trustees (concluded)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years
Fund Officers[1]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Fund President and Chief Executive Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2003	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and Acquisitions Group.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer of the Funds	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

1	Officers of the Fund serve at the pleasure of the Board of Trustees.

Further information about the Fund’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Distributor

BlackRock Investments, Inc.

New York, NY 10022

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

Investment Advisor and Administrator

BlackRock Institutional

Management Corporation

New York, NY 10022

Sub-Administrator and Transfer Agent

PNC Global Investment

Servicing (U.S.) Inc.

Wilmington, DE 19809

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

ANNUAL REPORT	OCTOBER 31, 2008	110

Additional Information

Privacy Principles of BlackRock Liquidity Funds

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the onpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Funds’ website.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock uses to determine how to vote proxies relating to Fund securities is available without charge, upon request, by calling 1-800-821-7432, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling 1-800-821-7432 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of Fund holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q may also be obtained, upon request, by calling 1-800-821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each Fund of the Trust, which contain information concerning the investment policies of the Funds as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

111	ANNUAL REPORT	OCTOBER 31, 2008

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Not withstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds.

Investments in shares of the Funds involve investment risks, including the possible loss of the principal amount invested.

BRLF-A-001-2008

FedFund - Cash Reserve Shares

Annual Report

October 31, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines of deepening turmoil in financial markets and a darkening economic outlook. The news took an extraordinarily heavy tone late in the period as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting a series of new government programs designed to contain and combat the fallout.

The Federal Reserve Board (the “Fed”) has taken decisive measures to restore liquidity and stabilize the financial system. Key moves included slashing the target federal funds rate 250 basis points (2.50%) between November 2007 and April 2008 and providing massive cash injections and lending programs. In October, as credit conditions further deteriorated, the central bank cut the key interest rate by 50 basis points on two separate occasions — on October 8 in coordination with five other global central banks, and again during its regularly scheduled meeting on October 29. This left the key short-term rate at just 1.0%, its lowest level since 2004. While the U.S. economy appeared fairly resilient through the second quarter of 2008, the third quarter saw a contraction of 0.5%, and a more significant decline is expected for the fourth quarter. Moreover, on December 1, the National Bureau of Economic Research confirmed that the U.S. had entered a recession in December 2007.

Against this backdrop, U.S. equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Losses were significant and broad-based, though small-cap stocks fared moderately better than their larger counterparts. Non-U.S. markets decelerated at a considerably faster pace than domestic equities — a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury issues also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) and outperformed other fixed income assets as investors continued their flight to higher quality and more liquid securities. Tax-exempt issues generally underperformed, as problems among municipal bond insurers and the collapse in the market for auction rate securities afflicted the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets plagued the high yield sector, with the third quarter of 2008 marking one of the worst periods in history for the asset class.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

A Letter to Shareholders

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses for the six- and 12-month reporting periods:

Total Returns as of October 31, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(29.28)%	(36.10)%
Small cap U.S. equities (Russell 2000 Index)	(24.39)%	(34.16)%
International equities (MSCI Europe, Australasia, Far East Index)	(41.21)%	(46.62)%
Fixed income (Barclays Capital U.S. Aggregate Index*)	(3.63)%	0.30%
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(4.70)%	(3.30)%
High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index*)	(24.86)%	(25.41)%

*	Formerly a Lehman Brothers Index.

Past performance is no guarantee of future results. Index performance shown is for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Institutional Management Corporation

THIS PAGE NOT PART OF YOUR FUND REPORT

4

Fund Summary	FedFund

Fund Profile as of October 31, 2008

Fund Composition	Percentage of Total Investments
Agency Obligations	55%
Repurchase Agreements	45

Current Seven-Day Yields (Annualized)
Institutional	1.66%
Dollar	1.41
Cash Reserve	1.26
Cash Management	1.16
Administration	1.56
Select (formerly Bear Stearns)	0.86
Premier Choice (formerly Bear Stearns Premier Choice)	1.41
Private Client (formerly Bear Stearns Private Client)	1.18

Maturity Information

Maturity	Par	Percentage of Total Par
1-30 Days	$7,024,360,000	60%
31-60 Days	3,042,178,000	24
61-90 Days	617,610,000	5
91-120 Days	943,258,000	8
121-150 Days	219,760,000	2
over 150 Days	132,440,000	1
Average Weighted Maturity - 32 days

Past performance is not indicative of future results.

Although the information listed above was current as of the period indicated, the Fund is actively managed and the information will vary.

ANNUAL REPORT	OCTOBER 31, 2008	5

Fund Summary	FedFund

Expense Example

	Actual
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]
Institutional	$1,000	$1,010.65	$1.06
Dollar	$1,000	$1,009.38	$2.33
Cash Management	$1,000	$1,003.20	$1.56
Cash Reserve	$1,000	$1,008.60	$3.09
Administration	$1,000	$1,010.12	$1.52
Select	$1,000	$1,006.58	$5.11
Premier Choice	$1,000	$1,009.36	$2.28
Private Client	$1,000	$1,008.22	$3.44
Premier	$1,000	$1,008.22	$3.44

	Hypothetical[2]
	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During the Period[1]
Institutional	$1,000	$1,023.93	$1.07
Dollar	$1,000	$1,022.65	$2.35
Cash Management	$1,000	$1,023.43	$1.57
Cash Reserve	$1,000	$1,021.89	$3.11
Administration	$1,000	$1,023.47	$1.53
Select	$1,000	$1,019.84	$5.16
Premier Choice	$1,000	$1,022.70	$2.30
Private Client	$1,000	$1,021.53	$3.47
Premier	$1,000	$1,021.53	$3.47

1	For each class of the Fund except Cash Management, expenses are equal to the annualized expense ratio for the class (0.21% for Institutional, 0.46% for Dollar, 0.61% for Cash Reserve, 0.30% for Administration, 1.01% for Select, 0.45% for Premier Choice, 0.68% for Private Client and 0.68% for Premier), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). For Cash Management, expenses are equal to the annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 81/366 (to reflect the period the class was open).

2	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

6	ANNUAL REPORT	OCTOBER 31, 2008

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on May 1, 2008 and held through October 31, 2008) are intended to assist shareholders both in calculating ongoing expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

ANNUAL REPORT	OCTOBER 31, 2008	7

Schedule of Investments October 31, 2008	FedFund
(Percentages shown are based on Net Assets)

Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Discount Notes — 0.0% (a)
0.01%, 11/03/08	$6,684	$6,683,996

Federal Farm Credit Bank Variable Rate Notes — 2.3% (b)
1.09%, 3/12/09	125,000	125,000,000
1.06%, 11/16/09	150,000	150,000,000

		275,000,000

Federal Home Loan Bank Bonds — 2.6%
3.75%, 11/14/08	23,500	23,512,442
4.12%, 11/19/08	96,835	96,922,498
2.25%, 2/13/09	125,000	124,911,381
2.56%, 2/13/09	70,170	70,170,000

		315,516,321

Federal Home Loan Bank Discount Notes — 4.2% (a)
1.20%, 11/21/08	200,000	199,866,667
1.20%, 11/25/08	250,000	249,800,000
1.25%, 11/26/08	50,000	49,956,597

		499,623,264

Federal Home Loan Bank Variable Rate Notes — 10.9% (b)
4.12%, 1/09/09	155,000	155,050,530
2.68%, 2/11/09	200,000	200,031,922
2.69%, 2/18/09	100,000	100,000,000
1.13%, 2/20/09	400,000	400,000,000
1.06%, 3/04/09	150,000	150,000,000
4.58%, 7/14/09	100,000	100,013,171
4.44%, 8/13/09	100,000	100,000,000
4.59%, 1/11/10	100,000	100,090,904

		1,305,186,527

Federal Home Loan Mortgage Corp. Bonds — 1.7%
4.62%, 12/19/08	48,377	48,525,841
3.88%, 1/12/09	10,000	10,030,579
5.00%, 1/16/09	26,150	26,294,489
4.75%, 3/05/09	119,760	120,730,920

		205,581,829

Federal Home Loan Mortgage Corp. Discount Notes — 12.2% (a)
2.55%, 11/03/08	75,000	74,989,375
1.35%, 11/04/08	13,786	13,784,449
2.28%, 11/05/08	100,000	99,974,722
2.28%, 11/10/08	62,136	62,100,583
2.50%, 11/10/08	110,000	109,931,250
2.33%, 11/12/08	100,000	99,928,925
2.40%, 12/08/08	30,000	29,926,154
2.50%, 12/08/08	25,426	25,360,669
2.48%, 12/19/08	60,000	59,801,600

See Notes to Financial Statements.

8	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Agency Obligations	Par (000)	Value
Federal Home Loan Mortgage Corp. Discount Notes (Continued) (a)
1.35%, 12/22/08	$100,000	$99,808,750
2.65%, 12/22/08	50,000	49,812,292
2.58%, 12/29/08	100,000	99,584,333
2.38%, 12/30/08	280,000	278,910,081
2.10%, 1/30/09	50,000	49,737,500
2.20%, 2/10/09	25,000	24,845,695
2.20%, 2/18/09	25,000	24,833,472
2.12%, 2/24/09	29,370	29,171,100
2.55%, 2/25/09	150,000	148,767,500
1.70%, 2/27/09	75,000	74,582,083

		1,455,850,533

Federal Home Loan Mortgage Corp. Variable Rate Notes — 1.9% (b)
3.08%, 9/25/09	139,215	139,178,212
3.17%, 9/28/09	84,595	84,575,986

		223,754,198

Federal National Mortgage Assoc. Bond — 0.2%
5.25%, 1/15/09	22,520	22,654,138

Federal National Mortgage Assoc. Discount Notes — 18.8% (a)
2.45%, 11/03/08	87,501	87,489,090
1.25%, 11/07/08	14,600	14,596,958
2.60%, 12/01/08	100,000	99,783,334
2.70%, 12/03/08	200,000	199,520,000
2.43%, 12/10/08	22,000	21,942,199
2.53%, 12/10/08	45,000	44,876,663
2.60%, 12/16/08	150,000	149,512,500
2.60%, 12/17/08	75,000	74,750,833
2.39%, 12/24/08	742,160	739,553,989
2.30%, 12/31/08	50,000	49,808,333
2.28%, 1/07/09	153,940	153,286,781
2.20%, 1/30/09	25,000	24,862,500
2.20%, 2/02/09	28,626	28,463,309
2.20%, 2/11/09	23,592	23,444,943
2.60%, 2/17/09	270,000	267,894,000
2.35%, 2/18/09	22,200	22,042,041
2.12%, 2/23/09	24,300	24,136,866
2.33%, 3/04/09	100,000	99,203,917
2.34%, 3/31/09	132,440	131,148,710

		2,256,316,966

Total Agency Obligations — 54.8%		6,566,167,772

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	9

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Banc of America Securities LLC, 0.25%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $800,016,667, collateralized by Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 4.00% to 6.50% due from 11/01/14 to 10/01/38.)	$800,000	$800,000,000
Barclays Capital, Inc., 0.15%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $220,712,759, collateralized by U.S. Treasury Bonds 5.25% due 2/15/29.)	220,710	220,710,000
Barclays Capital, Inc., 0.25%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $792,029,500, collateralized by Federal National Mortgage Assoc. Bonds 4.33% due 7/28/11.)	792,013	792,013,000
Barclays Capital, Inc., 2.30%, 11/18/08 (Agreement dated 9/17/08 to be repurchased at $250,990,278, collateralized by Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 5.50% due from 1/01/36 to 1/01/38.)	250,000	250,000,000
Barclays Capital, Inc., 2.60%, 12/09/08 (Agreement dated 10/09/08 to be repurchased at $200,881,111, collateralized by Federal National Mortgage Assoc. Bonds 5.50% due from 1/01/38 to 2/01/38.)	200,000	200,000,000

See Notes to Financial Statements.

10	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 2.60%, 12/15/08 (Agreement dated 10/15/08 to be repurchased at $251,101,389, collateralized by Federal Home Loan Mortgage Corp. Bonds 5.50% to 6.00% due 8/01/38.)	$250,000	$250,000,000
Credit Suisse Securities (USA), 2.40%, 11/03/08 (Agreement dated 10/01/08 to be repurchased at $100,220,000, collateralized by Federal National Mortgage Assoc. Bonds 5.00% to 6.50% due from 12/01/33 to 8/01/38.)	100,000	100,000,000
Credit Suisse Securities (USA), 2.30%, 11/17/08 (Agreement dated 9/15/08 to be repurchased at $301,207,500, collateralized by Federal National Mortgage Assoc. Bonds 4.00% to 6.50% due from 7/01/18 to 7/01/38.)	300,000	300,000,000
Deutsche Bank Securities Inc., 0.25%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $760,015,833, collateralized by Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Federal National Mortgage Assoc. Variable Rate Notes and Government National Mortgage Assoc. Bonds 4.50% to 7.00% due from 6/01/20 to 10/01/38.)	760,000	760,000,000

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	11

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc., 0.25%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $427,008,896, collateralized by Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Federal National Mortgage Assoc. Variable Rate Notes and Government National Mortgage Assoc. Bonds 4.50% to 7.00% due from 6/01/20 to 10/01/38.)	$427,000	$427,000,000
Deutsche Bank Securities Inc., 0.25%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $200,004,167, collateralized by Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Federal National Mortgage Assoc. Variable Rate Notes and Government National Mortgage Assoc. Bonds 4.50% to 7.00% due from 6/01/20 to 10/01/38.)	200,000	200,000,000
Deutsche Bank Securities Inc., 2.50%, 11/10/08 (Agreement dated 10/09/08 to be repurchased at $150,333,333, collateralized by Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Federal National Mortgage Assoc. Variable Rate Notes and Government National Mortgage Assoc. Bonds 4.50% to 7.00% due from 6/01/20 to 10/01/38.)	150,000	150,000,000

See Notes to Financial Statements.

12	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

	Par
Repurchase Agreements	(000)	Value
Deutsche Bank Securities Inc., 2.50%, 12/18/08 (Agreement dated 10/20/08 to be repurchased at $301,229,167, collateralized by Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Federal National Mortgage Assoc. Variable Rate Notes and Government National Mortgage Assoc. Bonds 4.50% to 7.00% due from 6/01/20 to 10/01/38.)	$300,000	$300,000,000
Greenwich Capital Markets, Inc., 0.25%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $200,004,167 collateralized by U.S. Treasury Notes 4.50% due 5/15/17.)	200,000	200,000,000
Greenwich Capital Markets, Inc., 2.30%, 11/03/08 (Agreement dated 10/02/08 to be repurchased at $100,204,444, collateralized by Federal National Mortgage Assoc. Bonds 5.50% to 6.00% due from 5/01/38 to 6/01/38.)	100,000	100,000,000
PNC Bank, N.A., 0.00%, 11/03/08(c) (Agreement dated 10/31/08 to be repurchased at $36,000,000, collateralized by Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 4.00% to 6.00% due from 06/01/21 to 06/01/35.)	36,000	36,000,000

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	13

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
UBS Securities LLC, 0.20%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $200,003,333, collateralized by Government National Mortgage Assoc. Bonds and U.S. Treasury Bonds 5.00% to 6.125% due from 11/15/27 to 6/15/33.)	$200,000	$200,000,000
UBS Securities LLC, 0.22%, 11/03/08 (Agreement dated 10/31/08 to be repurchased at $114,002,090, collateralized by U.S. Treasury Bonds 6.125% due 11/15/27.)	114,000	114,000,000

Total Repurchase Agreements — 45.1%		5,399,723,000

Total Investments (Cost $11,965,890,772*) — 99.9%		11,965,890,772
Other Assets in Excess of Liabilities — 0.1%		7,753,307

Net Assets — 100.0%		$11,973,644,079

*	Aggregate cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Rate shown is as of report date.
(c)	Investments in companies considered to be an affiliate of the Fund were as follows:

Affiliate	Net Activity	Interest Income
PNC Bank N.A.	$27,500,000	$692,389

See Notes to Financial Statements.

14	ANNUAL REPORT	OCTOBER 31, 2008

Statement of Assets and Liabilities

October 31, 2008	FedFund
Assets
Investments at value - unaffiliated[1]	$6,566,167,772
Repurchase agreements - affiliated[2]	36,000,000
Repurchase agreements - unaffiliated[3]	5,363,723,000
Interest receivable	15,933,054
Prepaid expenses	714,055

Total assets	11,982,537,881

Liabilities
Bank overdraft	321,762
Income dividends payable	6,152,279
Management fees payable	1,676,038
Service and distribution fees payable	442,665
Other affiliates payable	87,403
Officer’s and Trustees’ fees payable	6,885
Other accrued expenses payable	206,770

Total liabilities	8,893,802

Net Assets	$11,973,644,079

Net Assets Consist of
Paid-in capital	$11,973,634,820
Distributions in excess of net investment income	(145)
Accumulated net realized gain	9,404

Net Assets	$11,973,644,079

[1] Investments at cost - unaffiliated	$6,566,167,772
[2] Repurchase agreements at cost - affiliated	36,000,000
[3] Repurchase agreements at cost - unaffiliated	5,363,723,000

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	15

Statement of Assets and Liabilities (continued)

October 31, 2008	FedFund
Net Asset Value
Institutional:
Net Assets	$10,300,496,416

Shares outstanding, unlimited number of shares authorized, $0.001 par value	10,300,586,618

Net Asset Value	$1.00

Dollar:
Net Assets	$1,148,784,419

Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,148,591,165

Net Asset Value	$1.00

Cash Management:
Net Assets	$25,057,238

Shares outstanding, unlimited number of shares authorized, $0.001 par value	25,057,185

Net Asset Value	$1.00

Cash Reserve:
Net Assets	$4,336,376

Shares outstanding, unlimited number of shares authorized, $0.001 par value	4,336,745

Net Asset Value	$1.00

Administration:
Net Assets	$134,241,299

Shares outstanding, unlimited number of shares authorized, $0.001 par value	134,251,782

Net Asset Value	$1.00

Select:
Net Assets	$166,589,586

Shares outstanding, unlimited number of shares authorized, $0.001 par value	166,604,547

Net Asset Value	$1.00

Premier Choice:
Net Assets	$2,301

Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,301

Net Asset Value	$1.00

See Notes to Financial Statements.

16	ANNUAL REPORT	OCTOBER 31, 2008

Statement of Assets and Liabilities (concluded)

October 31, 2008	FedFund
Private Client:
Net Assets	$102,146,826

Shares outstanding, unlimited number of shares authorized, $0.001 par value	102,189,056

Net Asset Value	$1.00

Premier:
Net Assets	$91,989,618

Shares outstanding, unlimited number of shares authorized, $0.001 par value	92,015,420

Net Asset Value	$1.00

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	17

Statement of Operations

Year Ended October 31, 2008	FedFund
Investment Income
Interest	$274,048,600
Interest - affiliated	692,389

Total investment income	274,740,989

Expenses
Management	19,081,769
Service and distribution - class specific	10,970,047
Transfer agent	474,489
Custodian	289,162
Professional	83,358
Printing	59,822
Officer and Trustees	68,777
Registration	186,633
Miscellaneous	438,778

Total expenses	31,652,835
Less management fees waived	(1,883,376)
Less service and distribution fees waived - class specific	(3,129,622)
Less fees paid indirectly	(95,220)

Total expenses after waivers and fees paid indirectly	26,544,617

Net investment income	248,196,372

Realized Gain
Net realized gain from investments	21,458

Net Increase in Net Assets Resulting from Operations	$248,217,830

See Notes to Financial Statements.

18	ANNUAL REPORT	OCTOBER 31, 2008

Statements of Changes in Net Assets

	FedFund
	Year Ended October 31,
Increase (Decrease) in Net Assets:	2008	2007
Operations
Net investment income	$248,196,372	$174,364,560
Net realized gain	21,458	—

Net increase in net assets resulting from operations	248,217,830	174,364,560

Dividends to Shareholders From
Net investment income:
Institutional	(197,662,007)	(125,002,205)
Dollar	(21,547,298)	(22,516,414)
Cash Management	(80,556)	—
Cash Reserve	(63,877)	(144,588)
Administration	(2,263,593)	(2,544,467)
Select	(2,907,415)	(2,415,677)
Premier Choice	(60)	(106)
Private Client	(20,262,947)	(18,860,453)
Premier	(3,408,619)	(2,880,795)

Decrease in net assets resulting from dividends to shareholders	(248,196,372)	(174,364,705)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	5,702,311,023	2,958,400,893

Net Assets
Total increase in net assets	5,702,332,481	2,958,400,748
Beginning of year	6,271,311,598	3,312,910,850

End of year	$11,973,644,079	$6,271,311,598

End of year distributions in excess of net investment income	$(145)	$(145)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	19

Financial Highlights	FedFund

	Institutional
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0289	0.0507	0.0463	0.0269	0.0105
Dividends from net investment income	(0.0289)	(0.0507)	(0.0463)	(0.0269)	(0.0105)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.93%	5.19%	4.73%	2.73%	1.05%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses after waivers	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses	0.22%	0.27%	0.28%	0.29%	0.29%

Net investment income	2.74%	5.04%	4.64%	2.73%	1.04%

Supplemental Data
Net assets, end of year (000)	$10,300,496	$4,583,892	$2,417,594	$2,320,001	$1,883,220

See Notes to Financial Statements.

20	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	FedFund

	Dollar					Cash Management
	Year Ended October 31,					Period August 12, 2008[1] to October 31, 2008
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0264	0.0482	0.0438	0.0244	0.0080	0.0032
Dividends from net investment income	(0.0264)	(0.0482)	(0.0438)	(0.0244)	(0.0080)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.68%	4.93%	4.47%	2.47%	0.80%	0.32%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.45%	0.45%	0.45%	0.45%	0.45%	0.69%[3]

Total expenses after waivers	0.45%	0.45%	0.45%	0.45%	0.45%	0.69%[3]

Total expenses	0.48%	0.52%	0.53%	0.54%	0.54%	0.72%[3]

Net investment income	2.50%	4.83%	4.46%	2.49%	0.79%	1.45%[3]

Supplemental Data
Net assets, end of period (000)	$1,148,784	$683,594	$415,040	$372,460	$345,479	$25,057

1	Commencement of Operations.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	21

Financial Highlights (continued)	FedFund

	Cash Reserve
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0250	0.0467	0.0423	0.0229	0.0065
Dividends from net investment income	(0.0250)	(0.0467)	(0.0423)	(0.0229)	(0.0065)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.52%	4.78%	4.31%	2.32%	0.65%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.60%	0.60%	0.60%	0.60%	0.60%

Total expenses after waivers	0.60%	0.60%	0.60%	0.60%	0.60%

Total expenses	0.63%	0.66%	0.68%	0.70%	0.69%

Net investment income	2.18%	4.61%	4.26%	1.94%	0.62%

Supplemental Data
Net assets, end of year (000)	$4,336	$1,183	$1,082	$1,547	$9,276

See Notes to Financial Statements.

22	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	FedFund

	Administration
	Year Ended October 31,			Period November 10, 2004[1] to October 31, 2005[2]
	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0280	0.0497	0.0453	0.0110
Dividends from net investment income	(0.0280)	(0.0497)	(0.0453)	(0.0110)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.83%	5.09%	4.63%	1.10%[3]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.30%	0.30%	0.30%	0.30%[4]

Total expenses after waivers	0.30%	0.30%	0.30%	0.30%[4]

Total expenses	0.32%	0.38%	0.38%	0.39%[4]

Net investment income	2.51%	4.97%	4.67%	2.63%[4]

Supplemental Data
Net assets, end of period (000)	$134,241	$41,411	$83,069	$43,480

1	Commencement of Operations.

2	There were no Administration Shares outstanding during the period November 19, 2004 to July 5, 2005.

3	Aggregate total investment return.

4	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	23

Financial Highlights (continued)	FedFund

	Select
	Year Ended October 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0209	0.0427	0.0383	0.0189	0.0031
Dividends from net investment income	(0.0209)	(0.0427)	(0.0383)	(0.0189)	(0.0031)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.11%	4.36%	3.90%	1.91%	0.31%

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	1.00%	1.00%	1.00%	1.00%	0.95%

Total expenses after waivers	1.00%	1.00%	1.00%	1.00%	0.95%

Total expenses	1.07%	1.12%	1.13%	1.09%	1.09%

Net investment income	2.03%	4.24%	3.86%	2.14%	0.36%

Supplemental Data
Net assets, end of year (000)	$166,590	$98,752	$52,420	$47,205	$18,837

See Notes to Financial Statements.

24	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	FedFund

	Premier Choice
	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0264	0.0482	0.0438	0.0244	0.0054
Dividends from net investment income	(0.0264)	(0.0482)	(0.0438)	(0.0244)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.67%	4.93%	4.47%	2.47%	0.54%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.45%	0.45%	0.45%	0.45%	0.45%[3]

Total expenses after waivers	0.45%	0.45%	0.45%	0.45%	0.45%[3]

Total expenses	0.78%	0.77%	0.53%	0.87%	0.54%[3]

Net investment income	2.63%	4.83%	4.39%	2.48%	0.92%[3]

Supplemental Data
Net assets, end of period (000)	$2	$2	$2	$2	$2

1	Commencement of Operations.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	25

Financial Highlights (continued)	FedFund

	Private Client
	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0241	0.0462	0.0423	0.0229	0.0045
Dividends from net investment income	(0.0241)	(0.0462)	(0.0423)	(0.0229)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.44%	4.72%	4.31%	2.32%	0.45%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.68%	0.66%	0.60%	0.60%	0.58%[3]

Total expenses after waivers	0.68%	0.66%	0.60%	0.60%	0.58%[3]

Total expenses	1.07%	1.12%	1.13%	1.14%	0.80%[3]

Net investment income	2.59%	4.58%	4.25%	2.59%	0.92%[3]

Supplemental Data
Net assets, end of period (000)	$102,147	$768,612	$295,307	$241,913	$50,579

See Notes to Financial Statements.

26	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (concluded)	FedFund

	Premier
	Year Ended October 31,				Period March 26, 2004[1] to October 31, 2004
	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0241	0.0462	0.0423	0.0227	0.0038
Dividends from net investment income	(0.0241)	(0.0462)	(0.0423)	(0.0227)	(0.0038)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	2.44%	4.72%	4.31%	2.30%	0.38%[2]

Ratios to Average Net Assets
Total expenses after waivers including fees paid indirectly	0.68%	0.66%	0.60%	0.60%	0.70%[3]

Total expenses after waivers	0.68%	0.66%	0.60%	0.60%	0.70%[3]

Total expenses	0.82%	0.87%	0.88%	0.89%	0.79%[3]

Net investment income	2.47%	4.60%	4.15%	2.84%	0.60%[3]

Supplemental Data
Net assets, end of period (000)	$91,990	$93,867	$48,396	$86,126	$2

1	Commencement of Operations.

2	Aggregate total investment return.

3	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	27

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Liquidity Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The financial statements and these accompanying notes relate to the FedFund (the “Fund”). The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The Fund offers ten classes of shares: Administration Shares, Select Shares, Premier Shares, Premier Choice Shares, Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. As of October 31, 2008, no Cash Plus Shares were outstanding.

Effective February 21, 2008, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares and Bear Stearns Private Client Shares were renamed Select Shares, Premier Shares, Premier Choice Shares and Private Client Shares, respectively.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Fund securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Fund seeks to maintain a net asset value per share of, $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on

28	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (continued)

the identified cost basis. Interest income is recognized on the accrual method. The Fund amortizes all premiums and discounts on debt securities. Income and realized gains and losses of a Fund are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Effective April 30, 2008, the Fund implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes –an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s tax returns remains open for the years ended October 31, 2005 through October 31, 2007. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclosures is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s

ANNUAL REPORT	OCTOBER 31, 2008	29

Notes to Financial Statements (continued)

results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: As of October 31, 2008, the Fund recorded a bank overdraft resulting from the estimation of available cash. The overdrafts balances incur fees charged by the custodian which are included in the Statement of Operations as custodian expenses.

Other: Expenses directly related to the Fund are charged directly. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly owned subsidiary of BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. PFPC Trust Company (“PTC”), an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), is the Trust’s custodian and PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC, is the Trust’s transfer agent and sub-administrator. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and PNC are principal owners of BlackRock, Inc.

The Trust has entered into a management agreement with BIMC under which it provides certain advisory, administration and accounting services to the Fund. BIMC has entered into a sub-administration agreement with PNCGIS under which PNCGIS provides certain administration services with respect to the Trust.

For the management and administration services provided and expenses assumed by it under the management agreement, BIMC is entitled to receive the following

30	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (continued)

annual fees computed daily and paid monthly based upon the Fund’s average daily net assets:

FedFund
Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The management fee is equal to calculation A plus calculation B.

*	Based on the combined average net assets of the Fund and the following three affiliated funds: T-Fund, Federal Trust Fund and Treasury Trust Fund.

**	Based on the average net assets of the Fund.

Until March 1, 2010, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses”, excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.20% of the average daily net assets of the Fund. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

Effective October 1, 2008, the Trust has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, Inc. (“BII”), which replaced BlackRock Distributors, Inc. (“BDI”) (the previous Distributor) as the distributor of the Trust. BII and BDI are affiliates of BlackRock, Inc. The Distribution Agreement and Distribution Plans with BII are substantially identical to the Distribution Agreement and Distribution Plans with BDI.

Pursuant to the Select Shares Distribution Plan, the Premier Choice Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay its distributor a fee for distribution and sales support services. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Fund. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Premier Choice, Private Client and Premier Share

ANNUAL REPORT	OCTOBER 31, 2008	31

Notes to Financial Statements (continued)

classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

Pursuant to the Distribution Plans with BDI in effect until September 30, 2008 and the new Distribution Plans with BII, the Fund paid BDI and BII ongoing service and distribution fees. The fees were accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee [1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Premier Choice	0.40%	0.10%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

(1)	Due to certain contractual and voluntary waivers the above stated rates may be reduced.

For the year ended October 31, 2008, the following charts show the various types of class-specific expenses borne directly by each class of the Fund and any associated waivers or reimbursements of those expenses.

Share Classes	Service and Distribution Fees	Service and Distribution Fees Waived
Dollar	$2,156,307	$—
Cash Management	27,698	—
Cash Reserve	11,678	—
Administration	84,754	—
Select	1,217,537	71,619
Premier Choice	15	8
Private Client	6,645,222	2,892,627
Premier	826,836	165,368

Total	$10,970,047	$3,129,622

In return for custody services provided by PTC, the Trust pays PTC a fee, computed daily and payable monthly. The fee is based upon an annualized percentage of the average net assets of the Fund as follows: 0.0075% of the first $400 million, 0.005% of the next $1.6 billion and 0.002% of the average net assets in excess of $2 billion.

The Fund may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PTC.

32	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (continued)

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are included on the Statement of Operations as fees paid indirectly.

Pursuant to the Transfer Agent Agreement, PNCGIS serves as the transfer and dividend disbursing agent for the Fund. For its services, PNCGIS receives an annual fee of $1,750,000 for the first 40 share classes of the Trust plus $50,000 for each additional share class beyond the first 40, plus transaction fees, per account fees and disbursements.

For the year ended October 31, 2008, the Fund paid to affiliates the following fees in return for distribution and sales support services:

FedFund	$2,055,474

Includes amounts paid to Hilliard Lyons, which was considered an affiliate for a portion of the year.

The Fund may receive earnings credits related to cash balances in transfer agent demand deposit accounts with PNCGIS which are included on the Statement of Operations as fees paid indirectly.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Advisor for compensation paid to the Trust’s Chief Compliance Officer.

3. Income Tax Information:

The tax character of distributions paid during the years ended October 31, 2008 and October 31, 2007 were as follows:

	2008	2007
Distributions paid from Ordinary Income	$248,196,372	$172,965,754

As of October 31, 2008, the components of accumulated earnings (losses) were as follows:

Undistributed ordinary income	$9,259

ANNUAL REPORT	OCTOBER 31, 2008	33

Notes to Financial Statements (continued)

4. Capital Shares Transactions:

The Trust’s Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the Fund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown on the following pages for such transactions.

Transactions in shares for each year were as follows:

	Year Ended October 31,
FedFund	2008	2007
Institutional
Shares sold	79,057,334,178	19,166,783,329
Shares issued in reinvestment of dividends	127,519,479	61,381,648

Total issued	79,184,853,657	19,228,164,977
Shares redeemed	(73,468,195,640)	(17,061,867,541)

Net increase	5,716,658,017	2,166,297,436

Dollar
Shares sold	14,650,787,767	12,449,089,470
Shares issued in reinvestment of dividends	560,995	1,352,112

Total issued	14,651,348,762	12,450,441,582
Shares redeemed	(14,186,325,328)	(12,181,887,181)

Net increase	465,023,434	268,554,401

34	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (continued)

	Year Ended October 31,
FedFund (continued)	2008	2007
Cash Management
Shares sold	25,065,185	—
Shares redeemed	(8,000)	—

Net increase	25,057,185	—

Cash Reserve
Shares sold	46,148,124	31,133,706
Shares issued in reinvestment of dividends	63,943	142,790

Total issued	46,212,067	31,276,496
Shares redeemed	(43,058,075)	(31,176,238)

Net increase	3,153,992	100,258

Administration
Shares sold	132,770,877	47,698,207
Shares issued in reinvestment of dividends	919,311	3,225

Total issued	133,690,188	47,701,432
Shares redeemed	(40,849,055)	(89,359,863)

Net increase (decrease)	92,841,133	(41,658,431)

Select
Shares sold	371,520,104	187,645,415
Shares issued in reinvestment of dividends	2,924,514	2,410,724

Total issued	374,444,618	190,056,139
Shares redeemed	(306,592,084)	(143,724,646)

Net increase	67,852,534	46,331,493

Premier Choice
Shares sold	1	1
Shares issued in reinvestment of dividends	60	106

Total issued	61	107
Shares redeemed	(2)	(129)

Net increase (decrease)	59	(22)

ANNUAL REPORT	OCTOBER 31, 2008	35

Notes to Financial Statements (continued)

	Year Ended October 31,
FedFund (concluded)	2008	2007
Private Client
Shares sold	961,841,150	956,296,510
Shares issued in reinvestment of dividends	20,413,884	18,807,572

Total issued	982,255,034	975,104,082
Shares redeemed	(1,648,679,091)	(501,798,833)

Net increase (decrease)	(666,424,057)	473,305,249

Premier
Shares sold	429,146,939	232,915,996
Shares issued in reinvestment of dividends	3,425,886	2,875,927

Total issued	432,572,825	235,791,923
Shares redeemed	(434,424,099)	(190,321,414)

Net increase (decrease)	(1,851,274)	45,470,509

5. Federal Insurance:

The Fund participates in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event the Fund’s net asset value falls below $0.995 per share, shareholders in the Fund will have federal insurance up to the lesser of the amount of a shareholder’s balance in the Fund as of the close of business on September 19, 2008, or the amount held in the Fund by the shareholder on the date that the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the program, which expires April 30, 2009, the Fund has paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and will pay 0.015% for the period December 19, 2008 through April 30, 2009 of the Fund’s shares outstanding value as of September 19, 2008. These fees are not covered by the contractual agreement to reduce fees and reimburse expenses.

36	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (concluded)

6. Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the shareholders and directors of both companies and certain regulators. Subject to other regulatory approvals, the transaction is expected to close on or about December 31, 2008.

ANNUAL REPORT	OCTOBER 31, 2008	37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Liquidity Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the BlackRock FedFund [one of the ten Funds constituting the BlackRock Liquidity Funds (the “Funds”)], as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds’ are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BlackRock FedFund of the BlackRock Liquidity Funds as of October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 22, 2008

38	ANNUAL REPORT	OCTOBER 31, 2008

Report of Independent Registered Public Accounting Firm

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock FedFund for the fiscal year ended October 31, 2008:

Interest Related Dividends for Non-U.S. Residents

	Month Paid:
	November 2007 - December 2007		January 2008 - October 2008
BlackRock FedFund	100.00	%*	100.00	%*
Federal Obligation Interest**
BlackRock FedFund			31.86%

*	Represents the portion of the taxable ordinary dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
**	The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

ANNUAL REPORT	OCTOBER 31, 2008	39

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of BlackRock Liquidity Funds (the “Trust”) met in person in April and June 2008 to consider the approval of the Trust’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Institutional Management Corporation (the “Advisor”) with respect to the series of the Trust (each, a “Fund”).

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both Independent Trustees. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by, Independent Trustees.

The Advisory Agreement

Upon the consummation of the combination of the Advisor’s investment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers, L.P. and certain affiliates (the “Transaction”), the Trust entered into the Advisory Agreement with the Advisor with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of the Advisory Agreement’s initial two-year term, the Board is required to consider the continuation of the Advisory Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of the Advisor and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to each Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Advisory Agreement, including the services and support provided to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management’s and portfolio managers’ analysis of the

40	ANNUAL REPORT	OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement (continued)

reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to the Advisor and its affiliates by the Funds, such as transfer agency fees and fees for marketing and distribution; (c) each Fund’s operating expenses; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions, (e) the Trust’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by the Advisor and its affiliates; (g) the Advisor’s and other service providers’ internal controls; (h) the Advisor’s implementation of the proxy voting guidelines approved by the Board; (i) valuation and liquidity procedures; and (j) periodic overview of the Advisor’s business, including the Advisor’s response to the increasing scale of its business.

Board Considerations in Approving the Advisory Agreement

The Approval Process: Prior to the April 16, 2008 meeting at which approval of the Advisory Agreement was to be considered, the Board requested and received materials specifically relating to the Advisory Agreement. The Board is engaged in an ongoing process with the Advisor to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on each Fund’s fees and expenses and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) information on the profitability of the Advisory Agreement to the Advisor and certain affiliates, including their other relationships with the Trust, and a discussion of fall-out benefits; (c) a general analysis provided by the Advisor concerning investment advisory fees charged to other clients, such as institutional and closed-end funds under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding each Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 16, 2008 meeting, the Board requested and subsequently received from the Advisor (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to the Advisor or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of portfolio holdings of the Funds, and direct and indirect benefits to the Advisor and its affiliates from their relationship with the Funds. The

ANNUAL REPORT	OCTOBER 31, 2008	41

Disclosure of Investment Advisory Agreement (continued)

Board did not identify any particular information as controlling, and each Trustee may have attributed different weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Board discussed and considered the proposed renewal of the Advisory Agreement. As a result of the discussions, the Board requested and the Advisor provided additional information, as detailed above, in advance of the June 3-4, 2008 Board meeting. At the in-person meeting held on June 3-4, 2008, the Board, including the Independent Trustees, unanimously approved the continuation of (a) the Advisory Agreement between the Advisor and the Trust with respect to the Funds for a one-year term ending June 30, 2009. The Board considered all factors it believed relevant with respect to each Fund, including, among other factors: (i) the nature, extent and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and the Advisor portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by the Advisor and certain affiliates from the relationship with the Fund; and (iv) economies of scale.

A. Nature, Extent and Quality of the Services:

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Advisor, including the investment advisory services and the resulting performance of each Fund. The Board compared each Fund’s performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with the Advisor’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of the Advisor’s investment personnel generally, and of each Fund’s portfolio management team; the Advisor’s portfolio trading capabilities; the Advisor’s use of technology; the Advisor’s commitment to compliance; and the Advisor’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed the Advisor’s compensation structure with respect to the portfolio management teams of the Funds and the Advisor’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. The Advisor and its affiliates provide the Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such

42	ANNUAL REPORT	OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement (continued)

services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, the Advisor and its affiliates provide the Funds with other services, including (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Trust, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of the Advisor’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Funds and the Advisor:

The Board, including the Independent Trustees, also reviewed and considered the performance history of each Fund. In preparation for the April 16, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Advisor, which analyzed various factors that affect Lipper rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in each Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select the peer funds. The Board regularly reviews the performance of each Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted with favor that the Advisor had generally avoided significant credit quality and liquidity issues in the challenging fixed-income market that prevailed during the past 18 months.

The Board noted that the performance of each Fund, except Treasury Trust Fund, was at or above the median of its Peers during each of the one-, three-and five-year periods reported.

The Board noted that the performance of Treasury Trust Fund was at or above the median of its Peers for each of the three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by the Advisor and its Affiliates from the Relationship with the Funds:

The Board, including the Independent Trustees, reviewed each Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared

ANNUAL REPORT	OCTOBER 31, 2008	43

Disclosure of Investment Advisory Agreement (continued)

each Fund’s total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by the Advisor to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to the Advisor’s financial condition and profitability with respect to the services it provided to the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Advisor and certain affiliates that provide services to the Funds. The Board reviewed the Advisor’s profitability with respect to each Fund and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Funds by the Advisor, and the Advisor’s and its affiliates’ profits relating to the management and distribution, as pertinent, of the Funds and the other funds advised by the Advisor and its affiliates. As part of its analysis, the Board reviewed the Advisor’s methodology in allocating its costs to the management of each Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether the Advisor has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Advisory Agreement and to continue to provide the high quality of services that are expected by the Board.

The Board noted that the Treasury Trust Fund paid contractual advisory fees, prior to any expense reimbursements, lower than or equal to the median of its Peers.

The Board noted that although each of the California Money Fund and the T-Fund paid contractual advisory fees higher than the median of its Peers, each Fund had actual total expenses below the median of its Peers.

The Board noted that although each of Federal Trust Fund, FedFund and TempFund paid contractual advisory fees higher than the median of its Peers, each Fund had both contractual and actual management fees (i.e., advisory fees and administration fees) lower than or equal to the median of its Peers.

The Board noted that although each of MuniCash, MuniFund and New York Money Fund paid contractual advisory fees higher than the median of its Peers, each Fund had actual management fees (i.e., advisory fees and administration fees) lower than or equal to the median of its Peers.

The Board noted that although TempCash paid contractual advisory fees higher than the median of its

44	ANNUAL REPORT	OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement (continued)

Peers, the Fund paid contractual management fees (i.e., advisory fees and administration fees) lower than or equal to the median of its Peers.

The Board also took into account that the advisory fee arrangement with respect to each of the Funds includes breakpoints that adjust the fee rate downward as the size of the Fund increases, thereby allowing shareholders the potential to participate in economies of scale. The Board further noted that the Advisor has agreed to contractually waive and reimburse certain expenses of each Fund to keep the combined advisory fee and miscellaneous expenses of each Fund from exceeding a specified amount.

D. Economies of Scale:

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Funds increase and whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in these economies of scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that the funds in the Advisor fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of the Advisor’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that each Fund’s management fee is appropriate in light of the scale of that Fund.

E. Other Factors:

The Board also took into account other ancillary or “fall-out” benefits that the Advisor may derive from its relationship with the Funds, both tangible and intangible, such as the Advisor’s ability to leverage its investment professionals who manage other portfolios, an increase in the Advisor’s profile in the investment advisory community, and the engagement of the Advisor’s affiliates as service providers to the Funds, including for administrative, transfer agency and distribution services. The Board also noted that the Advisor may use third party research, obtained by soft dollars generated by certain mutual fund transactions, to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Advisory Agreement, the Board also received information regarding the Advisor’s brokerage and trade execution practices throughout the year.

Conclusion

The Board approved the continuation of the Advisory Agreement between the Advisor and the Trust with respect to the Funds for a one-year term ending June

ANNUAL REPORT	OCTOBER 31, 2008	45

Disclosure of Investment Advisory Agreement (concluded)

30, 2009. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Advisory Agreement were fair and reasonable and in the best interest of the Funds and the Funds’ shareholders. In arriving at a decision to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Trustees and predecessor Trustees, and discussions between the Trustees (and predecessor Trustees) and the Advisor (and predecessor advisors). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

46	ANNUAL REPORT	OCTOBER 31, 2008

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1]

Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board of Trustees and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board of Trustees and Trustee	Since 1999	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.	34 Funds 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Trustee	Since 2007	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.	34 Funds 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Trustee	Since 2007	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

ANNUAL REPORT	OCTOBER 31, 2008	47

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1] (continued)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Trustee and Member of the Audit Committee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director of Cerego, LLC (software development and design) since 2005.	34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

48	ANNUAL REPORT	OCTOBER 31, 2008

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1] (continued)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Partner, Amarna Corporation, LLC (private investment company) since 2002; Director, WQED Multimedia (PBS and Multimedia, a not-for-profit company) since 2002; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998.	34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 1999	Partner, Lewis, Eckert, Robb & Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

ANNUAL REPORT	OCTOBER 31, 2008	49

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1] (continued)

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Trustee	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.	34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Trustee	Since 1999	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member/Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; President and Trustee, Pittsburgh Catholic Publishing Associates since 2003; Formerly Director, Inter-Tel from 2006 to 2007.	34 Funds 81 Portfolios	None

50	ANNUAL REPORT	OCTOBER 31, 2008

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1] (concluded)

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Trustee and Member of the Audit Committee	Since 1999	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005. Director, Alkon Corporation (pneumatics) since 1992; Director, Indotronix International (IT services) since 2004; Director, Tippman Sports (recreation) since 2005.	34 Funds 81 Portfolios	None

1	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

2	Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Fund’s board in 2007, each Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.

Interested Trustees3

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007	Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004	184 Funds 295 Portfolios	None

ANNUAL REPORT	OCTOBER 31, 2008	51

Officers and Trustees (continued)

Interested Trustees3 (concluded)

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	184 Funds 295 Portfolios	None

3	Mr. Davis is an “interested person,” as defined in the Investment Company Act of 1940, of the Fund based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund due to his consulting arrangement with BlackRock, Inc. as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

52	ANNUAL REPORT	OCTOBER 31, 2008

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years

Fund Officers[1]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Fund President and Chief Executive Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2003	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and Acquisitions Group.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer of the Funds	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

1	Officers of the Fund serve at the pleasure of the Board of Trustees.

Further information about the Fund’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

ANNUAL REPORT	OCTOBER 31, 2008	53

Officers and Trustees (concluded)

Custodian

PFPC Trust Company

Philadelphia, PA 19153

Distributor

BlackRock Investments, Inc.

New York, NY 10022

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

Investment Advisor and Administrator

BlackRock Institutional

Management Corporation

New York, NY 10022

Sub-Administrator and Transfer Agent

PNC Global Investment

Servicing (U.S.) Inc.

Wilmington, DE 19809

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

54	ANNUAL REPORT	OCTOBER 31, 2008

Additional Information

Privacy Principles of BlackRock Liquidity Funds

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the onpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	OCTOBER 31, 2008	55

Additional Information

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock uses to determine how to vote proxies relating to Fund securities is available without charge, upon request, by calling 1-800-821-7432, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling 1-800-821-7432 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of Fund holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q may also be obtained, upon request, by calling 1-800-821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each Fund of the Trust, which contain information concerning the investment policies of the Funds as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

56	ANNUAL REPORT	OCTOBER 31, 2008

We all have reasons to invest. Some of us have greater objectives. Sierra Club Mutual Funds are for people interested in uniting their financial goals with environmental progress.

Invest with a purpose. Invest for our planet.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Not withstanding the preceding statements, Fund shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. Investments in shares of the Funds involve investment risks, including the possible loss of the principal amount invested.

Sierra Club Mutual Funds

www.sierraclubfunds.com

E-Mail: info@sierraclubfunds.com

Toll-Free Tel: (866) 897-5982

SCMMSANN 10/08

Printed on recycled paper

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–	Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$20,800	$18,900	$0	$4,500	$6,100	$6,100	$749	$743
Federal Trust Fund	$20,800	$18,900	$0	$4,500	$6,100	$6,100	$749	$743
FedFund	$23,000	$18,900	$4,500	$4,500	$6,100	$6,100	$749	$743
MuniCash	$23,000	$18,900	$0	$4,500	$6,100	$6,100	$749	$743
MuniFund	$23,000	$18,900	$0	$4,500	$6,100	$6,100	$749	$743
New York Money Fund	$20,800	$18,900	$0	$4,500	$6,100	$6,100	$749	$743
TempCash	$23,000	$18,900	$0	$4,500	$6,100	$6,100	$749	$743
TempFund	$30,000	$18,900	$4,500	$4,500	$6,100	$6,100	$749	$743
T-Fund	$23,000	$18,900	$0	$4,500	$6,100	$6,100	$749	$743
Treasury Trust Fund	$23,000	$18,900	$0	$4,500	$6,100	$6,100	$749	$743

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services include tax compliance, tax advice and tax planning.
3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$294,349	$295,843
Federal Trust Fund	$294,349	$295,843
FedFund	$298,849	$295,843
MuniCash	$294,349	$295,843
MuniFund	$294,349	$295,843
New York Money Fund	$294,349	$295,843
TempCash	$294,349	$295,843
TempFund	$298,849	$295,843
T-Fund	$294,349	$295,843
Treasury Trust Fund	$294,349	$295,843

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 Item 6	– –

Audit Committee of Listed Registrants – Not Applicable

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – See Item 2

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Liquidity Funds

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: December 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date: December 19, 2008